     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1996

                                                               FILE NO. 811-8108
                                                               FILE NO. 33-70984
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4


     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       / /
         PRE-EFFECTIVE AMENDMENT NO.                           / /
       POST-EFFECTIVE AMENDMENT NO.  5                           /X/
                                  AND/OR
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF
               1940                                      / /
             AMENDMENT NO. 4                               /X/



                          PROTECTIVE VARIABLE ANNUITY
                                SEPARATE ACCOUNT
                           (Exact Name of Registrant)

                       PROTECTIVE LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2801 HIGHWAY 280 SOUTH
                           BIRMINGHAM, ALABAMA 35223
              (Address of Depositor's Principal Executive Offices)

       Depositor's Telephone Number, including Area Code: (205) 879-9230
                            ------------------------


                           STEVE M. CALLAWAY, Esquire
                       Protective Life Insurance Company
                             2801 Highway 280 South
                           Birmingham, Alabama, 35223

                    (Name and Address of Agent for Services)

                                    COPY TO:
                            STEPHEN E. ROTH, Esquire
                          Sutherland, Asbill & Brennan
                         1275 Pennsylvania Avenue, N.W.
                             Washington, D.C. 20004
                                 (202) 383-0158

    It is proposed that this filing become effective (check appropriate box):

    / / immediately upon filing pursuant to paragraph (b) of Rule 485;

    /X/ on May 1, 1997 pursuant to paragraph (b) of Rule 485;

    / / 60 days after filing pursuant to paragraph (a) of Rule 485;
    / / on (date) pursuant to paragraph (a)(i) of Rule 485
    / / 75 days after filing pursuant to paragraph (a)(ii) of Rule 485; / / on date pursuant to paragraph (a)(ii) of Rule 485.


    Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the registrant has previously registered an indefinite amount of securities under the Securities Act of 1933. The registrant filed a Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 28, 1997.


--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                             CROSS REFERENCE SHEET
                      PURSUANT TO RULES 481(A) AND 495(A)

    Showing Location in Part A (Prospectus) and Part B (Statement of Additional Information) of Registration Statement of Information Required by Form N-4.

ITEM OF FORM N-4                                     PROSPECTUS CAPTION
-------------------------------------------  -----------------------------------
                                     PART A

 1. Cover Page.............................. Cover Page
 2. Definitions............................. Definitions
 3. Synopsis................................ Expense Tables; Summary
 4. Condensed Financial Information......... Condensed Financial Information;
                                             Yields and Total Returns
 5. General Description of Registrant,
    Depositor and Portfolio Companies......  The Company, Variable Account and
                                             Funds
   a.   Depositor..........................  The Company, Variable Account and
                                             Funds -- Protective Life Insurance
                                              Company
   b.   Registrant.........................  The Company, Variable Account and
                                             Funds -- The Protective Variable
                                              Annuity Separate Account
   c.   Portfolio Company..................  The Company, Variable Account and
                                             Funds -- The Funds
   d.   Fund Prospectus....................  The Company, Variable Account and
                                             Funds -- The Funds
   e.   Voting Rights......................  The Company, Variable Account and
                                             Funds -- Voting Rights
   f.   Administrators.....................  The Company, Variable Account and
                                             Funds --
 6. Deductions and Expenses................. Charges and Deductions
   a.   General............................  Charges and Deductions
   b.   Sales Load %.......................  Charges and Deductions -- Surrender
                                             Charge
   c.   Special Purchase Plan..............  Surrenders; Transfers
   d.   Commissions........................  Distribution of Contracts
   e.   Expenses -- Registrant.............  Charges and Deductions
   f.   Fund Expenses......................  Charges and Deductions -- Other
                                             Charges Including Investment
                                              Management Fees of the Funds
   g.   Organizational Expenses............  N/A
 7. General Description of Variable Annuity
    Contracts..............................  Description of Variable Annuity
                                             Contracts
   a.   (i) Allocation of Purchase           Purchase Payments, Allocation of
         Payments..........................  Purchase Payments
        (ii) Transfers.....................  Description of Variable Annuity
                                             Contract -- Transfers; Payments
   b.   Changes............................  Description of Variable Annuity
                                             Contract -- Modification
   c.   Inquiries..........................  Description of Variable Annuity
                                             Contract -- Inquiries
 8. Annuity Options......................... Annuity Options
 9. Death Benefit........................... Description of Variable Annuity
                                             Contract -- Death Benefit Before
                                              Annuity Commencement Date; Payment

ITEM OF FORM N-4                                     PROSPECTUS CAPTION
-------------------------------------------  -----------------------------------
10. Purchases and Contract Value............ Description of Variable Annuity
                                             Contract
   a.   Purchases..........................  Description of Variable Annuity
                                             Contract -- Purchase Payments
   b.   Valuation..........................  Description of Variable Annuity
                                             Contract -- Variable Account Value
   c.   Daily Calculation..................  Description of Variable Annuity
                                             Contract -- Variable Account Value
   d.   Underwriter........................  Distribution of Contracts
11. Redemptions............................. Description of Variable Annuity
                                             Contract
   a.   -- By Owners.......................  Description of Variable Annuity
                                             Contract -- Surrenders and Partial
                                              Surrenders; Payments
        -- By Annuitant....................  Description of Variable Annuity
                                             Contract -- proceeds on Annuity
                                              Commencement Date; Annuity Options
   b.   Delay in Payment...................  Description of Variable Annuity
                                             Contract -- Suspension or Delay in
                                              Payments
   c.   Lapse..............................  Description of Variable Annuity
                                             Contract -- Annuity Options
   d.   Free Look Period...................  Description of Variable Annuity
                                             Contract -- Free Look Period
12. Taxes................................... Federal Tax Matters
13. Legal Proceedings....................... Legal Proceedings

APPENDIX

14. Table of Contents in the Statement of
    Additional Information.................  Statements of Additional
                                             Information Table of Contents

                                     PART B

15. Cover Page.............................. Cover Page
16. Table of Contents....................... Statement of Additional Information
                                             Table of Contents
17. General Information and History......... See Prospectus -- The Company,
                                             Variable Account and Funds
18. Services
   a.   Fees and Expenses of Registrant....  N/A
   b.   Management Contract................  See Prospectus -- The Company,
                                             Variable Account and Funds
   c.   Custodian and Independent Public     Safekeeping of Account Assets;
         Accountant........................   Experts
   d.   Assets of Registrants..............  Safekeeping of Accounts Assets
   e.   Affiliated Persons.................  N/A
   f.   Principal Underwriter..............  See Prospectus -- Distribution of
                                             Contracts
19. Purchase of Securities Being Offered.... See Prospectus -- Distribution of
                                             Contracts
20. Underwriter............................. See Prospectus -- Distribution of
                                             Contracts
21. Calculation of Performance Data......... Calculation of Yields and Total
                                             Returns
22. Annuity Options......................... See Prospectus -- Annuity Options
23. Financial Statements.................... Financial Statements

                                     PART A
                  INFORMATION REQUIRED TO BE IN THE PROSPECTUS

                          SUPPLEMENT DATED MAY 1, 1997
                                       TO
                          PROSPECTUS DATED MAY 1, 1997
                                      FOR
                 INDIVIDUAL FLEXIBLE PREMIUM DEFERRED VARIABLE
                           AND FIXED ANNUITY CONTRACT



    As of May 1, 1997, the Subaccounts of the Variable Account supported by Funds of Oppenheimer Variable Account Funds, MFS-Registered Trademark- Variable Insurance Trust, and Acacia Capital Corporation Calvert Responsibly Invested Portfolios, as described on pages 10, 11 and 12 herein, are not yet available as investment options under the Contracts. Protective Life will notify Contract owners when these Subaccounts become available as investment options.



    As of May 1, 1997, the DCA Fixed Account described on pages 18 and 19 herein is not yet available as an allocation option for Purchase Payments under the Contracts. Protective Life will notify Contract owners when the DCA Fixed Account becomes available as a Purchase Payment allocation option.



    As of May 1, 1997, the Portfolio Rebalancing feature described on page 17 herein is not yet available. Protective Life will notify Contract owners when the Portfolio Rebalancing feature becomes available.

                      INDIVIDUAL FLEXIBLE PREMIUM DEFERRED
                      VARIABLE AND FIXED ANNUITY CONTRACT
                                   ISSUED BY

                       Protective Life Insurance Company
                             2801 Highway 280 South
                           Birmingham, Alabama 35223
                           Telephone: 1-800-866-3555


    This Prospectus describes the individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company ("Protective Life"). The Contract is designed for individual investors who desire to accumulate capital on a tax deferred basis for retirement or other long term investment purpose. It may be purchased on a non-qualified basis. The Contract may also be sold for use with retirement plans receiving special federal income tax treatment under the Internal Revenue Code such as pension and profit sharing plans, annuity purchase plans of public school systems and universities and certain other tax-exempt organizations, individual retirement accounts, and individual retirement annuities.



    Purchase Payments will be allocated, as designated by the Owner(s), to one or more of the Sub-Accounts of the Protective Variable Annuity Separate Account (the "Variable Account"), or the Fixed Account (which is part of Protective Life's General Account) or both. The assets of each Sub-Account will be invested solely in a corresponding investment portfolio (each, a "Fund") of Protective Investment Company, Oppenheimer Variable Account Funds,
MFS-Registered Trademark- Variable Insurance Trust, and Acacia Capital Corporation Calvert Responsibly Invested Portfolios.



    The Contract Value prior to the Annuity Commencement Date, except for the Fixed Account Value, will vary according to the investment performance of the Funds in which the selected Sub-Accounts are invested. The Owner(s) bear the investment risk of amounts allocated to the Variable Account.



    This Prospectus sets forth basic information about the Contract and the Variable Account that a prospective investor should know before investing. Additional information about the Contract and the Variable Account is contained in the Statement of Additional Information, which has been filed with the Securities and Exchange Commission. The Statement of Additional Information is dated the same date as this Prospectus and is incorporated herein by reference. The Table of Contents for the Statement of Additional Information is on Page 38 of this Prospectus. You may obtain a copy of the Statement of Additional Information free of charge by writing or calling Protective Life at the address or telephone number shown above.



    PLEASE READ THIS PROSPECTUS CAREFULLY. INVESTORS SHOULD KEEP A COPY FOR FUTURE REFERENCE. THIS PROSPECTUS MUST BE ACCOMPANIED BY A CURRENT PROSPECTUS FOR EACH OF THE FUNDS.


AN INVESTMENT IN THE CONTRACT IS NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, NOR IS THE CONTRACT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. AN INVESTMENT IN THE CONTRACT INVOLVES CERTAIN RISKS, INCLUDING THE LOSS OF PURCHASE PAYMENTS (PRINCIPAL).


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.



                  THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                            -----------
Definitions...............................................................................................           1
Expense Tables............................................................................................           3
Summary...................................................................................................           7
Condensed Financial Information...........................................................................           9
The Company, Variable Account and Funds...................................................................           9
  Protective Life Insurance Company.......................................................................           9
  Protective Variable Annuity Separate Account............................................................           9
  Administration..........................................................................................          10
  The Funds...............................................................................................          10
  Addition, Deletion or Substitution of Investments.......................................................          13
Description of the Contracts..............................................................................          13
  Issuance of a Contract..................................................................................          14
  Purchase Payments.......................................................................................          14
  Free Look Period........................................................................................          14
  Allocation of Purchase Payments.........................................................................          14
  Variable Account Value..................................................................................          15
  Transfers...............................................................................................          16
  Surrenders and Partial Surrenders.......................................................................          17
The Fixed Account.........................................................................................          18
Death Benefit.............................................................................................          19
Suspension or Delay in Payments...........................................................................          20
Charges and Deductions....................................................................................          21
  Surrender Charge (Contingent Deferred Sales Charge).....................................................          21
  Administrative Charges..................................................................................          22
  Transfer Fee............................................................................................          22
  Mortality and Expense Risk Charge.......................................................................          22
  Contract Maintenance Fee................................................................................          22
  Fund Expenses...........................................................................................          22
  Premium Taxes...........................................................................................          23
  Other Taxes.............................................................................................          23
Annuity Options...........................................................................................          23
  Annuity Payment.........................................................................................          24
  Death of Annuitant or Owner After Annuity Commencement Date.............................................          24
Yields and Total Returns..................................................................................          24
Exchange Offer............................................................................................          26
Federal Tax Matters.......................................................................................          27
  Introduction............................................................................................          27
  The Company's Tax Status................................................................................          28
Taxation of Annuities in General..........................................................................          28
  Tax Deferral During Accumulation Period.................................................................          28
  Taxation of Partial and Full Surrenders.................................................................          29
  Taxation of Annuity Payments............................................................................          29
  Taxation of Death Benefit Proceeds......................................................................          30
  Assignments, Pledges, and Gratuitous Transfers..........................................................          30
  Penalty Tax on Premature Distributions..................................................................          30
  Aggregation of Contracts................................................................................          31
Qualified Retirement Plans................................................................................          31
  In General..............................................................................................          31
  Direct Rollovers........................................................................................          33
Federal Income Tax Withholding............................................................................          34
Matters Relating to Contracts Offered Prior to May 1, 1996................................................          34
  Loan Privilege..........................................................................................          34

                                                                                                               PAGE
                                                                                                            -----------
General Matters...........................................................................................          36
  Modification............................................................................................          36
  Reports.................................................................................................          36
  Inquiries...............................................................................................          36
Distribution of the Contracts.............................................................................          36
Legal Proceedings.........................................................................................          37
Voting Rights.............................................................................................          37
Financial Statements......................................................................................          37
Statement of Additional Information Table of Contents.....................................................          38

                                  DEFINITIONS

    "We", "Us", "Our", "Protective Life", and "Company" refer to Protective Life Insurance Company. "You" and "Your" refer to the person(s) who has been issued a Contract.

    ACCUMULATION UNIT: A unit of measurement used to calculate the Sub-Account Value.

    AGE: The age on the birthday immediately prior to any date for which age is to be determined.

    ANNUITANT: The person on whose life annuity payments are based. Annuity payments will be made to the Annuitant unless otherwise requested by the Owner.

    ANNIVERSARY VALUE: The sum of: (1) the Contract Value on a Contract Anniversary; plus (2) all Purchase Payments made by the Owner since that
Contract Anniversary; minus (3) any partial surrenders, withdrawals and any associated Surrender Charges made since that Contract Anniversary. An Anniversary Value will be determined for each complete Contract Year through the earlier of: (1) the deceased Owner's 80th birthday; or (2) the deceased Owner's date of death.

    ANNUITY OPTION:   The benefit  payout option  selected by  the Owner(s)  for annuity payments made by the Company.

    BENEFICIARY:   The  person entitled  to receive  the Death  Benefit upon the death of any Owner prior to the Annuity Commencement Date.

        Primary: Where a Primary Beneficiary is living, such person is the Beneficiary. The Primary Beneficiary is the surviving Owner, if any. If there is no surviving Owner, the Primary Beneficiary is the person named as the "Primary Beneficiary" in the Contract application.

        Contingent:   Where  no Primary  Beneficiary is  living, the "Contingent
    Beneficiary", as named in the Contract application, is the Beneficiary.

        Irrevocable:   An  Irrevocable  Beneficiary  is  one  whose  consent  is
    necessary to change the Beneficiary or exercise certain other rights.

    CODE:  The Internal Revenue Code of 1986, as amended.

    CONTRACT ANNIVERSARY: The same month and day as the Effective Date in each subsequent year of the Contract.

    CONTRACT VALUE: The sum of: (1) the Variable Account Value; and (2) the Fixed Account Value at any time.

    CONTRACT YEAR: Any period of 12 months commencing with the Effective Date and each Contract Anniversary thereafter.


    DCA FIXED ACCOUNT: The DCA fixed account is part of our General Account and is not part of or dependent upon the investment performance of the Variable Account. Only Purchase Payments may be allocated to this account, which is available only in connection with dollar cost averaging.


    DEATH BENEFIT: The amount payable to the Beneficiary upon the death of any Owner prior to the Annuity Commencement Date. Only one Death Benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of any Owner's death.

    EFFECTIVE DATE: The date shown on the Contract Specifications page and on which this Contract takes effect. Contract Years are measured from the Effective Date.


    FIXED ACCOUNT: The Fixed Account is part of our General Account and is not part of or dependent upon the investment performance of the Variable Account.



    FIXED ACCOUNT VALUE: Prior to the Annuity Commencement Date, the total amount equal to that part of any Purchase Payment(s) allocated to either the Fixed Account or the DCA Fixed Account, increased by any amount transferred to the Fixed Account and any credited interest and decreased by partial surrenders (including any surrender charges and any applicable premium tax) and any amounts transferred out of the Fixed Account and the DCA Fixed Account.


    FUND:   A  separate investment  portfolio  in  which a  Sub-Account  of  the
Variable Account invests.

    HOME OFFICE:  2801 Highway 280 South, Birmingham, Alabama 35223.

    MAXIMUM ANNIVERSARY VALUE: The greatest Anniversary Value attained during the period for which Anniversary Values are being determined.

    NET ASSET VALUE PER SHARE: The value per share of any Fund as computed on any Valuation Day as described in the Fund Prospectus.


    NON-QUALIFIED CONTRACTS:  Contracts which are not Qualified Contracts.


    OWNER:  The owner(s) of the Contract. Herein referred to as "you" or "your".

    PIC:  Protective Investment Company.

    PURCHASE PAYMENT(S):  The amount(s) deposited under this Contract.

    QUALIFIED CONTRACTS: Contracts issued in connection with retirement plans that receive favorable tax treatment under Sections 401,403,408 or 457 of the Code.

    QUALIFIED  PLANS:   Retirement  plans that  receive favorable  tax treatment
under Sections 401, 403, 408, or 457 of the Code.

    SUB-ACCOUNT: A separate division of the Variable Account. Each Sub-Account invests in a corresponding Fund.

    SUB-ACCOUNT VALUE: Prior to the Annuity Commencement Date, the total amount equal to that part of any Purchase Payment(s) allocated to the Sub-Account, and any amount transferred to a Sub-Account, adjusted by any interest income, dividends, net capital gains or losses, realized or unrealized, and decreased by partial surrenders (including any surrender charges and any applicable premium tax) and any amounts transferred out of the Sub-Account.

    SURRENDER VALUE: The amount available for a partial or full surrender which shall equal the Fixed Account Value plus the Variable Account Value less any applicable surrender charge, contract maintenance fee and any applicable premium tax.

    VALUATION DAY: Each day on which the New York Stock Exchange is open for business.

    VALUATION PERIOD: The period commencing at the close of regular trading on the New York Stock Exchange on any Valuation Day and ending at the close of regular trading on the next succeeding Valuation Day.


    VARIABLE ACCOUNT: Protective Variable Annuity Separate Account; a separate investment account of Protective Life into which Purchase Payment(s) may be allocated.


    VARIABLE ACCOUNT VALUE:  The sum of all Sub-Account Values.

                                 EXPENSE TABLES


    The following expense information assumes that the entire Contract Value is Variable Account Value.


OWNER TRANSACTION EXPENSES
  Sales Charge Imposed on Premiums......................................       None
  Maximum Surrender Charge (contingent deferred sales charge)...........         7%
  Transfer Processing Fee...............................................       None*
ANNUAL CONTRACT MAINTENANCE FEE.........................................        $35
ANNUAL ACCOUNT EXPENSES
 (as a percentage of net assets)
  Mortality and Expense Risk Charge.....................................      1.25%
  Administration Charge.................................................      0.15%
                                                                             -----
  Total Account Expenses................................................      1.40%
ANNUAL FUND EXPENSES
 (as percentage of average net assets)

PIC FUNDS (1)

                                                                             MONEY
                                                                            MARKET
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.60%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.60%
                                                                           CORE U.S.
                                                                            EQUITY
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%
                                                                            CAPITAL
                                                                            GROWTH
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%
                                                                           SMALL CAP
                                                                          EQUITY FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%
                                                                          INTERNATIONAL
                                                                          EQUITY FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      1.10%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    1.10%
                                                                          GROWTH AND
                                                                          INCOME FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      0.80%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    0.80%

                                                                            GLOBAL
                                                                            INCOME
                                                                             FUND
                                                                          -----------
 Management (Advisory) Fees.............................................      1.10%
  Other Expenses After Reimbursement....................................      0.00%
                                                                              -----
  Total Annual Fund Expenses............................................
    (after reimbursements)                                                    1.10%

OPPENHEIMER FUNDS (2)


                                                                                              CAPITAL
                                                                                            APPRECIATION
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.72%
  Other Expenses After Reimbursement......................................................  0.03% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.75%

                                                                                               GROWTH
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement......................................................  0.04% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.79%
                                                                                              GROWTH &
                                                                                               INCOME
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement......................................................  0.25% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       1.00%
                                                                                             STRATEGIC
                                                                                                BOND
                                                                                                FUND
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement......................................................  0.10% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.85%

MFS FUNDS
                                                                                            MFS EMERGING
                                                                                               GROWTH
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (3)(4)...............................................  0.25% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements) (4)                                                                   1.00%
                                                                                            MFS RESEARCH
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (3)(4)...............................................  0.25% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements) (4)                                                                   1.00%
                                                                                             MFS GROWTH
                                                                                            WITH INCOME
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (3)(4)...............................................  0.25% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements) (4)                                                                   1.00%

                                                                                             MFS TOTAL
                                                                                               RETURN
                                                                                               SERIES
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.75%
  Other Expenses After Reimbursement (3)(4)...............................................  0.25% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements) (4)                                                                   1.00%

CALVERT RESPONSIBLY INVESTED PORTFOLIOS (5)
                                                                                                CRI
                                                                                             STRATEGIC
                                                                                               GROWTH
                                                                                             PORTFOLIO
                                                                                            ------------
 Management (Advisory) Fees...............................................................       1.71%
  Other Expenses After Reimbursement......................................................  0.59% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       2.30%
                                                                                            CRI BALANCED
                                                                                             PORTFOLIO
                                                                                            ------------
 Management (Advisory) Fees...............................................................       0.71%
  Other Expenses After Reimbursement......................................................  0.13% -----
  Total Annual Fund Expenses..............................................................
    (after reimbursements)                                                                       0.84%


------------------------------

* Protective Life reserves the right to charge a Transfer Fee in the future. (See "Charges and Deductions".)



(1) The annual expenses listed for all of the PIC Funds are net of certain reimbursements by PIC's investment manager. (See "The Funds".) Absent the reimbursements, total expenses for the period ended December 31, 1996 were:
    Money Market Fund 1.27%, CORE U.S. Equity Fund 0.91%, Small Cap Equity Fund 0.94%, International Equity Fund 1.38%, Growth and Income Fund 0.88%, Capital Growth Fund 1.02%, and Global Income Fund 1.42%. PIC's investment manager has voluntarily agreed to reimburse certain of each Fund's expenses in excess of its management fees. Although this reimbursement may be ended on 120 days notice to PIC, the investment manager has no present intention of doing so.



(2) Oppenheimer Growth Fund expenses are net of certain reimbursements by the investment manager. Absent the reimbursements, the Oppenheimer Growth Fund's total expenses for the period ended December 31, 1996 were 0.81%.



(3) Each Series has an expense offset arrangement which reduces the Series' custodian based fee based on the amount of cash maintained by the Series with its custodian and dividend disbursing agent, and may enter into other such arrangements and directed brokerage arrangements (which would also have the effect of reducing the Series' expenses). Any such fee reductions are not reflected under "Other Expenses."



(4) The investment advisor has agreed to bear expenses for each Series, subject to reimbursement by each Series, such that each Series' "Other Expenses" shall not exceed 0.25% of the average daily net assets of the Series during the current fiscal year. See the Funds prospectus, "Information Concerning Shares of Each Series -- Expenses." Otherwise, "Other Expenses" for the Emerging Growth Series, Research Series, Growth With Income Series and Total Return Series would be 0.41%, 0.73%, 1.32% and 1.35%, respectively, and "Total Operating Expenses" would be 1.16%, 1.48%, 2.07% and 2.10%, respectively, for these Series.



(5) The figures above are based on expenses for fiscal year 1996, and have been restated to reflect an increase in transfer agency expenses of 0.03% for each Portfolio expected to be incurred in 1997. Management (Advisory) Fees includes for CRI Balanced and CRI Strategic Growth, includes a performance adjustment, which depending on performance, could cause the fee to be as high as 0.85% or as low as 0.55% for CRI Balanced, and as high as 1.85% or as low as 1.55% for CRI Strategic Growth. "Other Expenses" reflect an indirect fee. Net fund operating expenses after reductions for fees paid indirectly (again, restated) would be 0.81% for CRI Balanced and 1.84% for CRI Strategic Growth. Management (Advisory) Fees for CRI Strategic Growth includes an administrative service fee of 0.20% paid to Advisor's affiliate.



    The above tables are intended to assist the owner in understanding the costs and expenses that he or she will bear directly or indirectly. The tables reflect the expenses for the Account and reflect the investment management fees and other expenses and total expenses for each Fund for the period January 1, 1996 to December 31, 1996. For a more complete description of the various costs and expenses see "Charges and Deductions" and the prospectuses for each of the Funds, which accompany this prospectus. IN ADDITION TO THE EXPENSES LISTED ABOVE, PREMIUM TAXES VARYING FROM 0 TO 3.5% MAY BE APPLICABLE IN CERTAIN STATES.

EXAMPLES

    An Owner would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

1. If the Contract is surrendered at the end of the applicable time period:


SUB-ACCOUNT                                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------  ----------  ----------  ----------  ----------
PIC Money Market...................................................        $91        $115        $142        $241
PIC CORE U.S. Equity...............................................         93         121         152         262
PIC Capital Growth.................................................         93         121         152         262
PIC Small Cap Equity...............................................         93         121         152         262
PIC International Equity...........................................         96         130         167         291
PIC Growth and Income..............................................         93         121         152         262
PIC Global Income..................................................         96         130         167         291

Oppenheimer Capital Appreciation...................................         93         120         149         256
Oppenheimer Growth.................................................         93         121         152         261
Oppenheimer Growth & Income........................................         95         127         162         282
Oppenheimer Strategic Bond.........................................         94         123         155         267

MFS Emerging Growth................................................         95         127         162         282
MFS Research.......................................................         95         127         162         282
MFS Growth With Income.............................................         95         127         162         282
MFS Total Return...................................................         95         127         162         282

CRI Strategic Growth...............................................        103         151         202         359
CRI Balanced.......................................................         93         121         151         260


2. If the Contract is not surrendered or is annuitized* at the end of the applicable time period:


SUB-ACCOUNT                                                            1 YEAR     3 YEARS     5 YEARS     10 YEARS
-------------------------------------------------------------------  ----------  ----------  ----------  ----------
PIC Money Market...................................................        $21         $65        $112        $241
PIC CORE U.S. Equity...............................................         23          71         122         262
PIC Capital Growth.................................................         23          71         122         262
PIC Small Cap Equity...............................................         23          71         122         262
PIC International Equity...........................................         26          80         137         291
PIC Growth and Income..............................................         23          71         122         262
PIC Global Income..................................................         26          80         137         291

Oppenheimer Capital Appreciation...................................         23          70         119         256
Oppenheimer Growth.................................................         23          71         122         261
Oppenheimer Growth & Income........................................         25          77         132         282
Oppenheimer Strategic Bond.........................................         24          73         125         267

MFS Emerging Growth................................................         25          77         132         282
MFS Research.......................................................         25          77         132         282
MFS Growth With Income.............................................         25          77         132         282
MFS Total Return...................................................         25          77         132         282

CRI Strategic Growth...............................................         33         101         172         359
CRI Balanced.......................................................         23          72         123         263


------------------------
* A surrender charge will be applied to the Contract Value upon annuitization if the annuity option selected is for a certain period of less than five years. (See "Charges and Deductions".)

    The examples assume that no transfer fee or premium taxes have been assessed. The examples assume that the contract maintenance fee is $35. The charge used in the above example is .0008%, reflecting the average account value in force at the end of 1996, for purposes of the examples based on a $1,000 investment.


    THE ABOVE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. THE 5% ANNUAL RETURN ASSUMED IS HYPOTHETICAL AND SHOULD NOT BE CONSIDERED A
REPRESENTATION OF PAST OR FUTURE ANNUAL RETURNS, WHICH MAY BE GREATER OR LESS THAN THE ASSUMED AMOUNT.

                                    SUMMARY

THE CONTRACT

    HOW IS A CONTRACT ISSUED? The Contract, an individual flexible premium deferred variable and fixed annuity will be issued by Protective Life upon receipt of completed application information and an initial Purchase Payment of at least $2,000. (See "Issuance of Contract".)

    WHAT ARE THE PURCHASE PAYMENTS? The minimum amount which Protective Life will accept as an initial Purchase Payment is $2,000. Subsequent Purchase Payments may be made at any time except for contracts issued in the State of Oregon. The minimum subsequent Purchase Payment(s) that we will accept is (1) $100 for Non-Qualified Contracts; and (2) $50 for Qualified Contracts. The maximum aggregate Purchase Payments we will accept without Home Office approval is $1,000,000. (See "Purchase Payments".)

    CAN I CANCEL THE CONTRACT? You have the right to return the Contract within a certain number of days (which varies by state and is never less than ten days) after you receive it. The returned Contract will be treated as if it were never issued. Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the Purchase Payments. Where required, we will refund Purchase Payments. (See "Free Look Period".)


    CAN I TRANSFER AMOUNTS IN THE CONTRACT? Prior to the Annuity Commencement Date, you may request transfers from one Sub-Account to another Sub-Account or the Fixed Account. No transfers may be made into the DCA Fixed Account. At least $100 must be transferred. Protective Life reserves the right to limit the maximum amount that may be transferred from the Fixed Account to the greater of
(a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year. The Company reserves the right to charge a Transfer Fee of $25 for each transfer after the 12th transfer during such Contract Year. (See "Transfers".)



    CAN I SURRENDER THE CONTRACT?   Upon receipt of  written notice at the  Home
Office before the Annuity Commencement Date, you may surrender the Contract and receive its Surrender Value. (See "Surrenders and Partial Surrenders".)



    IS THERE A DEATH BENEFIT? If any Owner dies prior to the Annuity Commencement Date and while this Contract is in force Protective Life will pay the Beneficiary a Death Benefit. The Death Benefit will be determined as of the end of the Valuation Period during which due proof of death is provided to us. The Death Benefit that will be payable will depend upon the age of the deceased Owner on the date of death.



    In general, for Contracts issued after April 1996, if the Owner's death occurs on, or before the deceased Owner's 90th birthday, the Death Benefit is the greater of: (1) the Contract Value; or (2) total Purchase Payments made under the Contract reduced by any partial surrenders, withdrawals and any associated Surrender Charges; or (3) the Maximum Anniversary Value.


    If the Owner's death occurs after the deceased Owner's 90th birthday, the Death Benefit is the Contract Value.

    ARE THERE CHARGES AND  DEDUCTIONS FROM MY CONTRACT?   The following  charges
and deductions are made in connection with the Contract:

    SURRENDER CHARGES. The amount of any full or partial surrender is subject to a surrender charge. The surrender charge is equal to a specified percentage (maximum 7%) of each Purchase Payment surrendered. No surrender charge applies to Contract Value in excess of total Purchase Payments. The surrender charge is calculated using the assumption that the Contract Value in excess of total Purchase Payments is surrendered before any Purchase Payments and that Purchase Payments are surrendered on a first-in-first-out basis. (See "Surrender Charge".)

    MORTALITY AND EXPENSE RISK CHARGE. We will deduct a mortality and expense risk charge to compensate us for assuming certain mortality and expense risks. The charge is equal, on an annual basis, to 1.25% of the daily net asset value of each Sub-Account (approximately .50% for mortality risk and .75% for expense risk.)

    ADMINISTRATION CHARGE. We will deduct an administration charge equal, on an annual basis, to .15% of the daily net asset value of each Sub-Account.


    CONTRACT MAINTENANCE FEE. A contract maintenance fee of $35 is deducted from the Variable Account Value on each Contract Anniversary, and on any day that the Contract is surrendered, if the surrender occurs on any day other than the Contract Anniversary. Under certain circumstances, this fee may be waived. (See "Contract Maintenance Fee".)


    PREMIUM TAXES. If applicable, premium taxes will be deducted from the Purchase Payment(s) when received, on full or partial surrender or from the amount applied under an Annuity Option. Premium taxes imposed by the states currently range up to 3.5%. (See "Premium Taxes".)

    INVESTMENT MANAGEMENT FEES AND OTHER EXPENSES OF THE FUNDS. The net assets of each Sub-Account of the Variable Account will reflect the investment management fee incurred by the corresponding Fund as well as other operating expenses of that Fund. For each Fund, the investment manager is paid a daily fee for its investment management services. The management fees are based on the average daily net assets of the Fund. (See "Funds Expenses" and the Funds' Prospectuses.)

    WHAT ANNUITY OPTIONS ARE AVAILABLE?   On the Annuity Commencement Date,  the
Contract Value (less applicable premium tax) will be applied under an Annuity Option, unless you choose to receive the Surrender Value in a lump sum.

    The Annuity Options include: Payment for a Fixed Period; Life Income with Payment for a Guaranteed Period; and Payments for a Fixed Amount. The amounts payable under these Annuity Options do NOT vary with the investment experience of the Variable Account. (See "Annuity Options".)

    IS THE CONTRACT AVAILABLE FOR QUALIFIED RETIREMENT PLANS? The Contract may be issued for use with retirement plans receiving special federal income tax treatment under the Internal Revenue Code such as pension and profit sharing plans, annuity purchase plans of public school systems and universities and certain other tax-exempt organizations, individual retirement accounts, and individual retirement annuities. (See "Federal Tax Matters".)

FEDERAL TAX STATUS

    Generally, a distribution from the Contract, which includes a full or partial surrender or payment of a death benefit,will result in taxable income if there has been an increase in the Contract Value. In certain circumstances, a 10% penalty tax may also apply. (See "Federal Tax Matters".)

                        CONDENSED FINANCIAL INFORMATION


    At December 31, 1994, 1995 and 1996, net assets of the Variable Account were represented by the following accumulation unit values and accumulation units. The accumulation unit values shown for the beginning of the period are as of March 14, 1994 (date of inception) except the Capital Growth Sub-Account which is June 13, 1995 (date of inception). This information should be read in conjunction with the Variable Account's financial statements and related notes included in the Statement of Additional Information.



                                                                       ACCUMULATION UNIT VALUE*
                                          ----------------------------------------------------------------------------------
                                          (MARCH 14, 1994)    (DECEMBER 31, 1994)   (DECEMBER 31, 1995)  (DECEMBER 31, 1996)
                                          -----------------  ---------------------  -------------------  -------------------
PIC Money Market Sub-Account............           1.00                 1.02                 1.05                 1.09
PIC Growth and Income Sub-Account.......          10.00                 9.71                12.66                15.83
PIC International Equity Sub-Account....          10.00                 9.48                11.18                13.12
PIC Global Income Sub-Account...........          10.00                 9.82                11.32                12.22
PIC Small Cap Equity Sub-Account........          10.00                 8.91                 9.35                11.09
PIC CORE U.S. Equity Sub-Account........          10.00                 9.94                13.40                16.12
PIC Capital Growth Sub-Account..........         --                   --                    10.36                12.48



                                                                       ACCUMULATION UNITS**
                                                 ----------------------------------------------------------------
                                                 (DECEMBER 31, 1994)   (DECEMBER 31, 1995)   (DECEMBER 31, 1996)
                                                 --------------------  --------------------  --------------------
PIC Money Market Sub-Account...................         3,034,056              4,273,270             5,577,082
PIC Growth and Income Sub-Account..............         4,260,743             10,012,351            13,291,398
PIC International Equity Sub-Account...........         2,588,605              4,954,564             7,363,767
PIC Global Income Sub-Account..................         1,457,712              2,438,238             3,081,317
PIC Small Cap Equity Sub-Account...............         2,347,968              4,579,808             5,797,119
PIC CORE U.S. Equity Sub-Account...............         1,682,927              4,128,798             6,300,382
PIC Capital Growth Sub-Account.................           --                     930,249             2,419,601


------------------------

 *  Accumulation unit values are rounded to the nearest whole cent.

**  Accumulation units are rounded to the nearest unit.

                    THE COMPANY, VARIABLE ACCOUNT AND FUNDS

PROTECTIVE LIFE INSURANCE COMPANY


    The Contracts are issued by Protective Life. Founded in 1907, Protective Life provides individual life and health insurance, annuities, group life and health insurance, and guaranteed investment contracts. Protective Life is currently licensed to transact life insurance business in 49 states and the District of Columbia. As of December 31, 1996, Protective Life had total assets of approximately $8.2 billion. Protective Life is the principal operating subsidiary of Protective Life Corporation ("PLC"), an insurance holding company whose stock is traded on the New York Stock Exchange. PLC, a Delaware corporation, had total assets of approximately $8.3 billion at December 31, 1996.


PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT

    The Protective Variable Annuity Separate Account is a separate investment account of Protective Life. The Variable Account was established under Tennessee law by the Board of Directors of Protective Life on October 11, 1993. The Variable Account is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and meets the definition of a separate account under federal securities laws. This registration does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account.

    Protective Life owns the assets of the Variable Account. These assets are held separate from other assets and are not part of Protective Life's General Account. Assets of the Variable Account equal to the reserves or other contract liabilities of the Variable Account will not be charged with liabilities that arise from any other business Protective Life conducts. Protective Life may transfer to its General Account any assets of the Variable Account which exceed the reserves and the Contract liabilities of the Variable Account (which will always be at least equal to the aggregate Variable Account Value under the Contracts). Protective Life may accumulate in the Variable Account the charge for mortality and expense risks, and investment results applicable to those assets that are in excess of the net assets supporting the Contracts.


    The income, gains or losses, whether or not realized, from the assets of each Sub-Account of the Variable Account are credited to or charged against that Sub-Account without regard to any other income, gains or losses of Protective Life. Each Sub-Account invests in shares of a corresponding Fund. Therefore, the investment experience of your Contract depends on the experience of the Sub-Accounts you select.



    As of December 31, 1996, the Variable Account had seven Sub-Accounts: PIC Money Market; PIC Select Equity (now called CORE U.S. Equity); PIC Capital Growth; PIC Small Cap Equity; PIC International Equity; PIC Growth and Income; and PIC Global Income. In 1997, ten additional Sub-Accounts are being added to the Variable Account: Oppenheimer Capital Appreciation; Oppenheimer Growth; Oppenheimer Growth & Income; Oppenheimer Strategic Bond; MFS Emerging Growth; MFS Research; MFS Growth With Income; MFS Total Return; CRI Strategic Growth; and CRI Balanced.


ADMINISTRATION

    Protective Life Insurance Company performs the Contract administration at its Home Office at 2801 Highway 280 South, Birmingham, Alabama 35223. Contract administration includes processing applications for the Contracts and processing Purchase Payments, transfers, surrenders and Death Benefit claims as well as performing record maintenance and paying annuity benefits.


THE FUNDS



    Each Sub-Account invests in a corresponding Fund. Each Fund is an investment portfolio of one of the following investment companies: PIC (the "PIC Funds") managed by Investment Distributors Advisory Services, Inc., and subadvised by Goldman Sachs Asset Management or Goldman Sachs Asset Management International; Oppenheimer Variable Account Funds (the "Oppenheimer Funds") managed by OppenheimerFunds, Inc.; MFS Variable Insurance Trust (the "MFS Funds") managed by Massachusetts Financial Services Company; or Acacia Capital Corporation Calvert Responsibly Invested Portfolios (the"Calvert Responsibly Invested Portfolios") managed by Calvert Asset Management Company, Inc. Shares of these Funds are offered only to: (1) the Variable Account, (2) other separate accounts of Protective Life supporting variable annuity contracts or variable life insurance policies, (3) separate accounts of other life insurance companies supporting variable annuity contracts or variable life insurance policies, and
(4) certain qualified retirement plans. Such shares are not offered directly to investors but are available only through the purchase of such contracts or policies or through such plans. See the prospectus for each Fund for details about that Fund.



    There is no guarantee that any Fund will meet its investment objectives. Please refer to the prospectus for each of the Funds you are considering for more information.



    THE PIC FUNDS



        PIC MONEY MARKET FUND. This Fund seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity. This Fund will pursue its objective by investing exclusively in high quality money market instruments. AN INVESTMENT IN THE MONEY MARKET FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT AND THE FUND CANNOT ASSURE THAT IT WILL BE ABLE TO MAINTAIN A STABLE NET ASSET VALUE OF $1 PER SHARE.

        PIC CORE U.S. EQUITY (formerly Select Equity) FUND. This Fund seeks a total return consisting of capital appreciation plus dividend income. This Fund will pursue its objective by investing, under normal circumstances, at least 90% of its total assets in equity securities selected using both fundamental research and a variety of quantitative techniques that seek to maximize the Fund's reward to risk ratio.



        PIC CAPITAL GROWTH FUND This Fund seeks long-term capital growth. The Fund will pursue its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities having long-term capital appreciation potential.



        PIC SMALL CAP EQUITY FUND. This Fund seeks long-term capital growth. This Fund will pursue its objective by investing, under normal circumstances, at least 65% of its total assets in equity securities of companies with public stock market capitalizations of $1 billion or less at the time of investment.



        PIC INTERNATIONAL EQUITY FUND. This Fund seeks long-term capital appreciation. This Fund will pursue its objective by investing, primarily in equity and equity-related securities of companies that are organized outside the United States or whose securities are primarily traded outside the United States.



        PIC GROWTH AND INCOME FUND. This Fund seeks long-term growth of capital and growth of income. This Fund will pursue its objectives by investing, under normal circumstances, at least 65% of its total assets in equity securities having favorable prospects of capital appreciation and/ or dividend paying ability.



        PIC GLOBAL INCOME FUND. This Fund seeks high total return, emphasizing current income and, to a lesser extent, providing opportunities for capital appreciation. This Fund will pursue its objectives by investing in high quality fixed-income securities of U.S. and foreign issuers and through foreign currency transactions.



    THE OPPENHEIMER FUNDS



        CAPITAL  APPRECIATION  FUND.    This  Fund  seeks  to  achieve   capital
    appreciation by investing in "growth-type" companies.



        GROWTH  FUND.    This  Fund seeks  to  achieve  capital  appreciation by
    investing in securities of well-known established companies.



        GROWTH & INCOME FUND. This Fund seeks a high total return (which includes growth in the value of its shares as well as current income) from equity and debt securities. From time to time this Fund may focus on small to medium capitalization common stocks, bonds and convertible securities.



        STRATEGIC  BOND FUND.   This Fund seeks  a high level  of current income
    principally derived from interest on debt securities and seeks to enhance such income by writing covered call options on debt securities.



    THE MFS FUNDS



        MFS EMERGING GROWTH SERIES. This Fund seeks to provide long-term growth of capital.



        MFS  RESEARCH SERIES.   This Fund  seeks to provide  long-term growth of
    capital and future income.



        MFS GROWTH WITH INCOME SERIES. This Fund seeks to provide reasonable current income and long-term growth of capital and income.

        MFS TOTAL RETURN SERIES. This Fund seeks primarily to provide above-average income (compared to a portfolio invested entirely in equity securities) consistent with the prudent employment of capital and secondarily to provide a reasonable opportunity for growth of capital and income.



    THE CALVERT RESPONSIBLY INVESTED PORTFOLIOS



        CRI STRATEGIC GROWTH PORTFOLIO. This Fund seeks maximum long-term growth through investments primarily in the equity securities of companies that have little or no debt, high relative strength and substantial management ownership. The Fund is designed to provide long-term growth of capital by investing in enterprises that make a significant contribution to society through their products and services and through the way they do business.



        CRI BALANCED PORTFOLIO. This Fund seeks to achieve a total return above the rate of inflation through an actively managed, non-diversified portfolio of common and preferred stocks, bonds, and money market instruments that offer income and capital growth opportunity and that satisfy the social concern criteria established for the Fund.


    THERE IS NO ASSURANCE THAT THE STATED OBJECTIVES AND POLICIES OF ANY OF THE FUNDS WILL BE ACHIEVED.


    MORE DETAILED INFORMATION CONCERNING THE INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS OF THE FUNDS, THE EXPENSES OF THE FUNDS, THE RISKS ATTENDANT TO INVESTING IN THE FUNDS AND OTHER ASPECTS OF THEIR OPERATIONS CAN BE FOUND IN THE CURRENT PROSPECTUSES FOR THE FUNDS, WHICH ACCOMPANY THIS PROSPECTUS, AND THE CURRENT STATEMENT OF ADDITIONAL INFORMATION FOR EACH OF THE FUNDS. THE FUNDS' PROSPECTUSES SHOULD BE READ CAREFULLY BEFORE ANY DECISION IS MADE CONCERNING THE ALLOCATION OF PURCHASE PAYMENTS OR TRANSFERS AMONG THE SUB-ACCOUNTS.



    Each Fund sells its shares to the Variable Account in accordance with the terms of a participation agreement between the appropriate investment company and Protective Life. The termination provisions of these agreements vary. Should a participation agreement relating to a Fund terminate, the Variable Account would not be able to purchase additional shares of that Fund. In that event, Owners would no longer be able to allocate Variable Account Value or Purchase Payments to Sub-Accounts investing in that Fund. In certain circumstances, it is also possible that a Fund may refuse to sell its shares to the Variable Account despite the fact that the participation agreement relating to that Fund has not been terminated. Should a Fund decide to discontinue selling its shares to the Variable Account, Protective Life would not be able to honor requests from Owners to allocate Purchase Payments or transfer Account Value to the Sub-Account investing in shares of that Fund.



    Protective Life has entered into agreements with the investment managers or advisers of several of the Funds pursuant to which each such investment manager or adviser pays Protective Life a servicing fee based upon an annual percentage of the average daily net assets invested by the Variable Account (and other separate accounts of Protective Life) in the Funds managed by that manager or adviser. These fees are in consideration for administrative services provided to the Funds by Protective Life. Payments of fees under these agreements by managers or advisers do not increase the fees or expenses paid by the Funds or their shareholders.



OTHER INVESTORS IN THE FUNDS



    PIC currently sells shares of its Funds only to Protective Life as the underlying investment for the Variable Account as well as for variable life insurance contracts issued through Protective Life. PIC may in the future sell shares of its Funds to other separate accounts of Protective Life or its life insurance company affiliates supporting other variable annuity contracts or variable life insurance contracts. In addition, upon obtaining regulatory approval, PIC may sell shares to certain retirement plans qualifying under
Section 401 of the Code. Protective Life currently does not foresee any disadvantages to Owners that would arise from the possible sale of shares to support its variable life insurance contracts or those of its affiliates or from the possible sale of shares to such retirement plans. However, the board of directors of PIC will monitor events in order to identify any material irreconcilable conflicts that might possibly arise if such shares were also offered to support variable annuity contracts other than the Contracts or variable life insurance contracts or to retirement plans. In event of such a conflict, the board of directors would determine what action, if any, should be taken in response to the conflict. In addition, if Protective Life believes that the PIC's response to any such conflicts insufficiently protects Owners, it will take appropriate action on its own, including withdrawing the Account's investment in the Fund. (See the PIC Prospectus for more detail.)



    Shares of the Oppenheimer, MFS and Calvert Responsibly Invested Portfolios Funds are sold to separate accounts of insurance companies, which may or may not be affiliated with Protective Life or each other, a practice known as "shared funding." They may also be sold to separate accounts to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed funding." As a result, there is a possibility that a material conflict may arise between the interests of Owners of Protective Life's Contracts, whose Contract Values are allocated to the Variable Account, and of owners of other contracts whose contract values are allocated to one or more other separate accounts investing in any one of the Funds. Shares of some of these Funds may also be sold to certain qualified pension and retirement plans. As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners generally or certain classes of Contract Owners, and such retirement plans or participants in such retirement plans. In the event of any such material conflicts, Protective Life will consider what action may be appropriate, including removing the Fund from the Variable Account or replacing the Fund with another fund. As is the case with PIC, the board of directors (or trustees) of the Oppenheimer
Funds, MFS Funds and Calvert Funds monitors events related to their Funds to identify possible material irreconcilable conflicts among and between the interests of the Fund's various investors. There are certain risks associated with mixed and shared funding and with the sale of shares to qualified pension and retirement plans, as disclosed in each Fund's prospectus.


ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS


    Protective Life reserves the right, subject to applicable law, to make additions to, deletions from, or substitutions for the shares that are held in the Variable Account or that the Variable Account may purchase. If the shares of a Fund are no longer available for investment or if in Protective Life's judgment further investment in any Fund should become inappropriate in view of the purposes of the Variable Account, Protective Life may redeem the shares, if any, of that Fund and substitute shares of another registered open-end management company or unit investment trust. Protective Life will not substitute any shares attributable to a Contract's interest in the Variable Account without notice and any necessary approval of the SEC and state insurance authorities.



    Protective Life also reserves the right to establish additional Sub-Accounts of the Variable Account, each of which would invest in shares corresponding to a new Fund. Subject to applicable law and any required SEC approval, Protective Life may, in its sole discretion, establish new Sub-Accounts or eliminate one or more Sub-Accounts if marketing needs, tax considerations or investment conditions warrant. Any new Sub-Accounts may be made available to existing Owner(s) on a basis to be determined by Protective Life.


    If any of these substitutions or changes are made, Protective Life may by appropriate endorsement change the Contract to reflect the substitution or other change. If Protective Life deems it to be in the best interest of Owner(s) and Annuitants, and subject to any approvals that may be required under applicable law, the Variable Account may be operated as a management company under the 1940 Act, it may be de-registered under that Act if registration is no longer required, or it may be combined with other Protective Life separate accounts. Protective Life reserves the right to make any changes to the Variable Account required by the 1940 Act or other applicable law or regulation.

                          DESCRIPTION OF THE CONTRACTS


    The following sections describe the Contracts currently being offered. Contracts with an Effective Date prior to May 1, 1996 and Contracts issued in certain states after May 1, 1996 contain provisions that differ from those described below. In particular, Death Benefit and certain Section 403(b) provisions may be different. Refer to your Contract and Matters Relating to Contracts Offered prior to May 1, 1996 on page 10 for these provisions.


ISSUANCE OF A CONTRACT


    To purchase a Contract, certain application information and an initial Purchase Payment must be submitted to Protective Life through a licensed representative of Protective Life, who is also a registered representative of a broker-dealer having a distribution agreement with Investment Distributors, Inc. The minimum initial Purchase Payment is $2,000. Protective Life reserves the right to accept or decline a request to issue a Contract. Contracts may be sold to or in connection with retirement plans which do not qualify for special tax treatment as well as retirement plans that qualify for special tax treatment under the Code. Generally, the maximum age for Owners on the Effective Date is 85.



    If the necessary application information for a Contract is accompanied by the initial Purchase Payment, the initial Purchase Payment (less any applicable premium tax) will be allocated to the Sub-Accounts, the Fixed Account or the DCA Fixed Account as provided for in the application within two business days of receipt of such Purchase Payment at the Home Office. If the necessary application information is not received, Protective Life will retain the Purchase Payment for up to five business days while it attempts to complete the information. If the necessary application information is not complete after five days, Protective Life will inform the applicant of the reason for the delay and the initial Purchase Payment will be returned immediately unless the applicant specifically consents to Protective Life retaining it until the information is complete. Once the information is complete, the initial Purchase Payment will be allocated to the appropriate Sub-Accounts, the Fixed Account and/or the DCA Fixed Account within two business days.


    Information necessary to complete an application may be transmitted to the Company by telephone, facsimile, or electronic media.

PURCHASE PAYMENTS


    Subsequent Purchase Payment(s) will be accepted by Protective Life except on contracts issued in the State of Oregon prior to May 1, 1996, where a single Purchase Payment only was acceptable. Protective Life retains the right to limit the maximum Purchase Payment that can be made without Home Office approval. This amount is currently $1,000,000. The minimum subsequent Purchase Payment that will be accepted is (1) $100 for Non-Qualified Contracts; and (2) $50 for Qualified Contracts.



    Under  an Automatic Purchase Payment plan, the Owner can select a monthly or
quarterly  payment  schedule  pursuant  to  which  Purchase  Payments  will   be
automatically deducted from a bank account. Each payment must be at least $100.


FREE LOOK PERIOD


    You have the right to return the Contract within a certain number of days after you receive it by returning it to the Home Office or the sales representative who sold it along with a written cancellation request. The number of days is determined by state law (and is at least ten days) in the state where the Owner resides. Return of the Contract by mail is effective on being received by Us. We will treat the returned Contract as if it had never been issued. However, Protective Life will refund the Contract Value in states where permitted. This amount may be more or less than the aggregate amount of your Purchase Payments up to that time. Where required, we will refund the Purchase Payment.


ALLOCATION OF PURCHASE PAYMENTS


    Owners must indicate in the application how Purchase Payments are to be allocated among the Sub-Accounts, the Fixed Account and/or the DCA Fixed Account. These allocation instructions apply to both initial and subsequent Purchase Payments. Owners may change the allocation instructions in effect at any time by written request to Protective Life. If such instructions are indicated by percentages, whole percentages must be used. Owners may not allocate any Purchase Payment to more than 10 investment options.



    For Contracts issued in states where, upon cancellation during the free look period, we return at least your Purchase Payments, we reserve the right to allocate your initial Purchase Payment (and any subsequent Purchase Payment made during the free look period) to the PIC Money Market Sub-Account until the expiration of the number of days in the free look period starting from the date the Contract is mailed from the Home Office. Thereafter, all Purchase Payments will be allocated according to your allocation instructions then in effect.


    TELEPHONE ALLOCATIONS. Allocations may also be made based upon instructions given by telephone, provided written authorization to do so is given.

    We will send you a confirmation of all instructions communicated by telephone to determine if they are genuine. For telephone allocations we will require a form of personal identification prior to acting on instructions received by telephone. We will also make a tape-recording of the instructions given by telephone. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to suspend telephone allocation privileges at any time for any class of contracts.

VARIABLE ACCOUNT VALUE


    The Variable Account Value reflects the investment experience of the Sub-Accounts to which it is allocated, any Purchase Payments allocated to the Sub-Accounts, transfers in or out of the Sub-Accounts, or any partial surrenders of Variable Account Value. There is no guaranteed minimum Variable Account Value. The Contract's Variable Account Value therefore depends upon a number of factors. The Variable Account Value for a Contract at any time is the sum of the Sub-Account Values for the Contract on the Valuation Day.


    DETERMINATION OF ACCUMULATION UNITS. For each Sub-Account, the Purchase Payment(s) or transferred amounts are converted into Accumulation Units. The number of Accumulation Units credited is determined by dividing the dollar amount directed to each Sub-Account by the value of the Accumulation Unit for that Sub-Account for the Valuation Day on which the Purchase Payment(s) or transferred amount is invested in the Sub-Account. Therefore, Purchase Payments allocated to or amounts transferred to a Sub-Account under a Contract increase the number of Accumulation Units of that Sub-Account credited to the Contract.


    Certain events will reduce the number of Accumulation Units of a Sub-Account credited to a Contract. Partial surrenders or transfers from a Sub-Account will result in the cancellation of the appropriate number of Accumulation Units of that Sub-Account as will the following events: a surrender; death of any Owner; the Annuity Commencement Date; and the deduction of the annual Contract
Maintenance Fee. Accumulation Units will be cancelled as of the end of the Valuation Period in which Protective Life received notice of or instructions regarding the event.



    DETERMINATION OF ACCUMULATION UNIT VALUE. The Accumulation Unit value for each Sub-Account was arbitrarily set initially at $10, except the PIC Money Market Sub-Account, which was arbitrarily initially set at $1. Thereafter, the Accumulation Unit value at the end of every Valuation Day is the Accumulation Unit value at the end of the previous Valuation Day times the net investment factor, as described below. The Sub-Account Value for a Contract is determined on any day by multiplying the number of Accumulation Units attributable to the Contract in that Sub-Account by the Accumulation Unit value for that Sub-Account on that day.

    NET INVESTMENT FACTOR. The net investment factor is an index that measures the investment performance of a Sub-Account from one Valuation Period to the next. Each Sub-Account has a net investment factor for each Valuation Period which may be greater or less than one. Therefore, the value of an Accumulation Unit may increase or decrease. The Net Investment Factor for any Sub-Account for any Valuation Period is determined by dividing (1) by (2) and subtracting (3) from the result, where:

(1) is the result of:

        a. the net asset value per share of the Fund held in the Sub-Account, determined at the end of the current Valuation Period; plus

        b. the per share amount of any dividend or capital gain distributions made by the Fund to the Sub-Account, if the "ex-dividend" date occurs during the current Valuation Period; plus or minus

        c. a per share charge or credit for any taxes reserved for, which is determined by the Company to have resulted from the investment operations of the Sub-Account.

(2) is the net asset value per share of the Fund held in the Sub-Account, determined at the end of the last prior Valuation Period.

(3) is a daily factor representing the Mortality and Expense Risk Charge and the Administration Charge deducted from the Sub-Account.

TRANSFERS

    Upon our receipt of your written notice at any time prior to the Annuity Commencement Date, you may transfer amounts in a Sub-Account to another Sub-Account and/or the Fixed Account or, subject to certain restrictions, amounts from the Fixed Account and the DCA Fixed Account to a Sub-Account. No transfers may be made to the DCA Fixed Account. The minimum amount that may be transferred is the lesser of $100 or the entire amount in any Sub-Account or the Fixed Account or the DCA Fixed Account from which the transfer is to be made. After the transfer, if the amount remaining in the Sub-Account(s), the Fixed Account and/or the DCA Fixed Account from which the transfer is made would be less than $100, then we will transfer the entire amount instead of the requested amount. Transfers from the Fixed Account may be subject to a maximum amount that may be transferred. The maximum amount that may be transferred from the Fixed Account is the greater of (a) $2,500; or (b) 25% of the value of the Fixed Account per Contract Year calculated as of the previous Contract Anniversary. We reserve the right to limit transfers to no more than 12 per year. For each additional transfer over 12 during each Contract Year, we reserve the right to charge a Transfer Fee. The Transfer Fee, if any, will be deducted from the amount being transferred. (See "Charges and Deductions -- Transfer Fee".)


    TELEPHONE TRANSFERS. Transfers may be made based upon instructions given by telephone, provided the appropriate election has been made on the application or written authorization is provided.


    We will  send  you  a  confirmation  of  all  instructions  communicated  by telephone. For telephone transfers we will require a form of personal identification prior to acting on instructions received by telephone. We will also make a tape-recording of the instructions given by telephone. If we follow these procedures we will not be liable for any losses due to unauthorized or fraudulent instructions. We reserve the right to suspend telephone transfer privileges at any time for any class of contracts.


    RESERVATION OF RIGHTS. We reserve the right without prior notice to modify, restrict, suspend or eliminate the transfer privileges (including telephone transfers) at any time, for any class of Contracts, for any reason. In particular, we reserve the right to not honor transfers requested by a third party holding a power of attorney from an Owner where that third party requests simultaneous transfers on behalf of the Owners of two or more Contracts.

    DOLLAR COST AVERAGING. If you elect at the time of application or at any time thereafter by written notice to Protective Life, you may systematically and automatically transfer, on a monthly or quarterly basis, specified dollar amounts from the DCA Fixed Account (no transfers are allowed into the DCA Fixed Account) or to or from the Fixed Account or to or from any Sub-Account(s). This is known as the dollar cost averaging method of investment. By transferring on a regularly scheduled basis as opposed to allocating the total amount at one particular time, an Owner may be less susceptible to the impact of market fluctuations in Sub-Account Accumulation Units. Protective Life, however, makes no guarantee that the dollar cost averaging method will result in a profit or protection against loss.



    You may elect dollar cost averaging for periods of at least 12 months or greater. The minimum transfer, whether monthly or quarterly, is $100.



    Dollar cost averaging transfers may be made on the 1st through the 28th day of each month. If elected, transfers will commence on the day of the month that you select following the end of the Free Look Period. If no day is selected, transfers will occur on the same day of the month as your Contract Anniversary.



    We will process dollar cost averaging transfers until the earlier of the following (i) the number of designated transfers have been completed; or (ii) the Owner instructs Protective Life in writing to cancel the automatic transfers. If you stop Dollar Cost Averaging, any amounts remaining in the DCA Fixed Account will be transferred to the Fixed Account.



    Automatic transfers made to facilitate the dollar cost averaging will not count toward the twelve transfers permitted each Contract Year if Protective Life elects to limit transfers. We reserve the right to discontinue offering the automatic transfers upon 30 days' written notice to the Owner.



    PORTFOLIO REBALANCING. At the time of application or at any time thereafter by written notice to Protective Life, you may instruct Protective Life to automatically transfer, on a quarterly, semi-annual or annual basis, your Variable Value among specified Sub-Accounts to achieve a particular percentage allocation of Variable Account Value among such Sub-Accounts ("Portfolio Rebalancing"). Such percentage allocations must be in whole numbers and must allocate amounts only among the Sub-Accounts. No amounts will be transferred to the Fixed Account or the DCA Fixed Account as part of Portfolio Rebalancing. Unless you instruct otherwise when electing rebalancing, the percentage allocation of your Variable Value for Portfolio Rebalancing will be based on your Purchase Payment allocation instructions in effect at the time of rebalancing. Any allocation instructions that you give us that differ from your then current Purchase Payment allocation instructions will be deemed to be a request to change your Purchase Payment allocation.



    Once elected, Portfolio Rebalancing begins on the first quarterly, semi-annual or annual anniversary following election. You may change or terminate Portfolio Rebalancing by written instruction to Protective Life, or by telephone if you have previously authorized us to take telephone instructions. Portfolio Rebalancing transfers do not count as one of the 12 free transfers available during any Contract Year. Protective Life reserves the right to discontinue Portfolio Rebalancing upon written notice to you.


SURRENDERS AND PARTIAL SURRENDERS


    PARTIAL SURRENDERS. At any time before the Annuity Commencement Date, an Owner may make a partial surrender of the Contract Value. The Company will withdraw the amount requested from the Contract Value as of the Valuation Period during which written notice requesting the partial surrender is received. Any applicable surrender charge will be deducted from the amount requested. (See "Surrender Charge".)


    In the case of certain Qualified Plans, federal tax law imposes restrictions on the form and manner in which benefits may be paid. For example, spousal consent may be needed in certain instances before a distribution may be made.

    The Owner may specify the amount of the partial surrender to be made from any Sub-Account, the Fixed Account or the DCA Fixed Account. If the Owner does not so specify, or if the amount in the designated account(s) is inadequate to comply with the request, the partial surrender will be made from each Sub-Account, the Fixed Account and the DCA Fixed Account based on the proportion that such Sub-Account Value and Fixed Account Value bears to the total Contract Value.


    A partial surrender will have federal income tax consequences. (See "Taxation of Partial and Full Surrenders".)


    SURRENDER. At any time before the Annuity Commencement Date, the Owner may request a surrender of the Contract for its Surrender Value. The Surrender Value will be determined as of the end of the Valuation Day on which written notice requesting surrender and the Contract are received at the Home Office. The Surrender Value will be paid in a lump sum unless the Owner requests payment under a payment option. A surrender will have federal income tax consequences. (See "Taxation of Partial and Full Surrenders".)


    SURRENDER  AND PARTIAL  SURRENDER RESTRICTIONS.   The Owner's  right to make
surrenders and partial surrenders is subject to any restrictions imposed by applicable law or employee benefit plan.


    RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN TYPES OF CONTRACTS. There are certain restrictions on surrenders and partial surrenders of Contracts used as funding vehicles for Code Section 403(b) retirement plans. Section 403(b) (11) of the Code restricts the distribution under Section 403(b) annuity contracts of: (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988; (ii) earnings on those contributions; and
(iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988. Distributions of those amounts may only occur upon the death of the employee, attainment of age 59 1/2, separation from service, disability, or hardship. In addition, income attributable to salary reduction contributions may not be distributed in the case of hardship.


    SYSTEMATIC WITHDRAWALS. You may elect at the time of application or at a later date by properly completing an election form, to participate in the systematic withdrawal plan. This plan allows you to pre-authorize periodic partial surrenders prior to the Annuity Commencement Date. In order to participate in the plan you must have: (1) made an initial Purchase Payment of at least $12,000; or (2) a Contract Value as of the previous Contract Anniversary equal to $12,000 or greater after deduction of surrender charges and premium taxes. There are federal income tax consequences to systematic withdrawals from the Contract and the Owner should, therefore, consult with his or her tax advisor before participating in any systematic withdrawal plan.


    When you elect systematic withdrawals, you will instruct Protective Life to withdraw a level dollar amount from the Contract on a monthly or quarterly basis. The minimum distribution requested must be at least $100. The maximum amount which can be withdrawn under the plan each year is the greater of (1) 10% of all Purchase Payments made, as of the date of the request, or (2) cumulative earnings calculated as of each Contract Anniversary. Unless you instruct Us to reduce the monthly withdrawal amount so that the annual amount would not exceed the above limits, Protective Life will continue to process withdrawals for the designated monthly amount. Once the amount of the withdrawals exceeds the above limits, we reserve the right to deduct a Surrender Charge, if otherwise applicable, from the remaining payments made during that Contract Year (See "Surrender Charge".)


    We will pay you the amount requested each month or quarter as applicable and cancel Accumulation Units equal to that amount in accordance with the allocation schedule in effect. If the amount to be withdrawn exceeds the Sub-Account's Value, we will cease processing the systematic withdrawals.

    Normally, systematic withdrawals are not subject to a Surrender Charge. However, if you request a partial surrender that is not part of the systematic withdrawal plan in a year when the systematic withdrawal plan has been utilized, that partial surrender will be subject to any applicable Surrender

Charge. (See "Surrender Charge".) Systematic withdrawals will terminate in the event that a non-systematic withdrawal plan partial surrender is made from a Contract participating in the plan and the Contract Value after the partial surrender does not equal or exceed $12,000.

    Systematic withdrawals may be discontinued by the Owner at any time upon written request. We reserve the right to discontinue offering systematic withdrawals upon written notice to You.


                               THE FIXED ACCOUNTS



    Except in the State of Oregon, an Owner may allocate some or all of Purchase Payments to the Fixed Account or the DCA Fixed Account and transfer some or all of the Contract Value to the Fixed Account. The Fixed Account and the DCA Fixed Account are part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations. Since the Fixed Account and the DCA Fixed Account are part of the general account, Protective Life assumes the risk of investment gain or loss on this amount. Under the Contracts the Fixed Account Value is credited with rates of interest, as described below.



    The Fixed Account and the DCA Fixed Account have not been, and are not required to be, registered with the SEC under the Securities Act of 1933, and neither these accounts nor the Company's general account have been registered as an investment company under the 1940 Act. Therefore, neither the Company's general account, the Fixed Account, the DCA Fixed Account, nor any interests therein are generally subject to regulation under the 1933 Act or the 1940 Act. The disclosures relating to the general account, the Fixed Account and the DCA Fixed Account included in this prospectus are for the Owner's information and have not been reviewed by the SEC. However, such disclosures may be subject to certain generally applicable provisions of federal securities law relating to the accuracy and completeness of statements made in prospectuses.



    Protective Life guarantees that the interest credited during the first Contract Year to the initial Purchase Payment allocated to the Fixed Account or the DCA Fixed Account will not be less than the rate shown in the Contract. The interest rate credited to subsequent Purchase Payment(s) allocated to the Fixed Account or the DCA Fixed Account, or amounts transferred to the Fixed Account will be the annual effective interest rate in effect on the date the Purchase Payment(s) is received by us or the date the transfer is made. The interest rate is guaranteed to apply to such amounts for a twelve month period which begins on the date the Purchase Payment(s) is allocated or the date the transfer is made.



    After an interest rate guarantee expires as to a Purchase Payment or amount transferred, (I.E., 12 months after the Purchase Payment(s) or transfer is placed in the Fixed Account) we will credit interest on the portion of that Purchase Payment or transferred amount remaining in the Fixed Account or the DCA Fixed Account at the current interest rate in effect. New current interest rates are effective for 12 months from the time they are first applied. We, in our sole discretion, may declare a new current interest rate from time to time. The initial annual effective interest rate and the current interest rates Protective Life will credit are annual effective interest rates of not less than 3.00%. For purposes of crediting interest, amounts deducted, transferred or withdrawn from the Fixed Account or the DCA Fixed Account will be accounted for on a "first-in, first-out" (FIFO) basis, independently applied to each account.



    FIXED ACCOUNT VALUE. The Fixed Account Value at any time is equal to: (a) the Purchase Payment(s) allocated to the Fixed Account and the DCA Fixed
Account; plus (b) amounts transferred to the Fixed Account; plus (c) interest credited to the Fixed Account and the DCA Fixed Account; less (d) any partial surrenders, or transfers from the Fixed Account and any Surrender Charges or premium taxes deducted in connection with partial surrenders from the Fixed Account and the DCA Fixed Account. Because Protective Life, at its sole discretion, anticipates changing the current interest rate from time to time, different allocations to the Fixed Account and the DCA Fixed Account and transfers to the Fixed Account will be credited with different current interest rates.

                                 DEATH BENEFIT

    If any Owner dies before the Annuity Commencement Date and while this Contract is in force, the Company will pay a Death Benefit to the Beneficiary. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.


    The Death Benefit will be determined as of the end of the Valuation Period in which due proof of death is received by us. The Death Benefit that will be payable will depend upon the age of the deceased Owner on the date of death.


    If the Owner's death occurs on, or before the deceased Owner's 90th birthday, the Death Benefit is the greater of: (1) the Contract Value; or (2) total Purchase Payments made under the Contract reduced by any partial surrenders, withdrawals and any associated Surrender Charges; or (3) the Maximum Anniversary Value.

    If the Owner's death occurs after the deceased Owner's 90th birthday, the Death Benefit is the Contract Value.

    Only one Death Benefit is payable under this Contract, even though the Contract may, in some circumstances, continue beyond the time of any Owner's death.

    The Death Benefit may be taken in one sum immediately, as a full surrender of the Contract. If the Death Benefit is not taken in one sum immediately, the Death Benefit will become the new Contract Value as of the end of the Valuation Period due proof of death is provided to us. The entire interest in the Contract must be distributed within five years of the Owner's death unless:

    (a) the entire interest in the Contract is distributed over the life of the Beneficiary with distributions beginning within one year of the Owner's death: or,

    (b)  the entire interest  in the Contract  is distributed over  a period not
       extending  beyond   the  life   expectancy   of  the   Beneficiary   with
       distributions beginning within one year of the Owner's death; or

    (c) the Beneficiary is the deceased Owner's spouse and elects, in lieu of receiving the Death Benefit, to continue the Contract and become the new Owner.

    If the deceased Owner's spouse is the Beneficiary and elects to continue the Contract and become the new Owner, upon such spouse's death, a Death Benefit will become payable to the new Beneficiary (determined at the time of the spouse's death). The Death Benefit will become the new Contract Value as of the end of the Valuation Period due proof of the spouse's death is provided to us. The entire interest in the Contract must be distributed within five years of the spouse's death.

    If any Owner is not a natural person, the death of the Annuitant will be treated as the death of an Owner.

                        SUSPENSION OR DELAY IN PAYMENTS

    Payments of a partial or full surrender of the Variable Account Value or Death Benefit are usually made within seven (7) calendar days. However, the Company may delay such payment of a partial or full surrender of the Variable Account Value or Death Benefit for any period in the following circumstances:

    1)  when the New York Stock Exchange is closed; or

    2)  when trading on the New York Stock Exchange is restricted; or

    3)   when an emergency exists (as determined by the SEC as a result of which
       (a) the disposal of securities in the Variable Account is not reasonably practicable; or (b) it is not reasonably practicable to determine fairly the value of the net assets of the Variable Account); or

    4) when the SEC, by order, so permits for the protection of security holders.


    Protective Life further reserves the right to delay payment of a partial or full surrender of the Fixed Account Value for up to six months in those states where applicable law requires us to reserve such right.


                             CHARGES AND DEDUCTIONS

SURRENDER CHARGE (CONTINGENT DEFERRED SALES CHARGE)


    GENERAL. No charge for sales expenses is deducted from Purchase Payments at the time Purchase Payments are paid. However, within certain time limits described below, a surrender charge (contingent deferred sales charge) is deducted from the Contract Value if a partial surrender or surrender is made before the Annuity Commencement Date. Also, a surrender charge may, in certain circumstances, be deducted from amounts applied to Annuity Options 3 and 4. (See "Annuity Options".)


    CHARGE FOR PARTIAL WITHDRAWAL OR SURRENDER. The surrender charge is equal to the percentage of each Purchase Payment surrendered as specified in the table below. The surrender charge is separately calculated and applied to each Purchase Payment at any time that the Purchase Payment is surrendered. No such surrender charge applies to the Contract Value in excess of aggregate Purchase Payments. The surrender charge is calculated using the assumption that all Contract Value in excess of aggregate Purchase Payments is surrendered before any Purchase Payments and that Purchase Payments are surrendered on a first-in-first-out basis.

    The surrender charge is as follows:

   NUMBER OF FULL YEARS
          ELAPSED                 SURRENDER CHARGE AS A
BETWEEN THE DATE OF RECEIPT            PERCENTAGE
 OF PURCHASE PAYMENT(S) &     OF PURCHASE PAYMENT WITHDRAWN
     DATE OF SURRENDER               IN A FULL YEAR
---------------------------  -------------------------------
        Less than 1                        7%
             1                             6%
             2                             5%
             3                             4%
             4                             3%
             5                             2%
             6+                            0%

    In addition, this surrender charge is never applied to the payment of a Death Benefit at the death of any Owner or to most systematic withdrawals. (See "Death Benefits" and "Systematic Withdrawals.")

    Surrenders will result in the cancellation of Accumulation Units from each applicable Sub-Account(s) and/or in a reduction of the Fixed Account Value.

    REDUCTION OR ELIMINATION OF SURRENDER CHARGE. Surrender Charges may be decreased or waived on Contracts issued to a trustee, employer or similar entity pursuant to a retirement plan or when sales are made in a similar arrangement where offering the Contracts to a group of individuals under such a program results in saving of sales expenses. The entitlement to such a reduction in Surrender Charge will be determined by the Company.


    In addition, Surrender Charges are waived for a surrender or partial surrender of a Contract Value under Contracts issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full time employees of Protective Life or the investment advisers of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased).

    WAIVER OF SURRENDER CHARGES. Protective Life will waive Surrender Charges in the event you, at any time after the first Contract Year, (1) enter for a period of at least ninety (90) days a facility which is licensed by the State and qualifies as a skilled nursing home facility under Medicare or Medicaid; or
(2) you are first diagnosed as having a terminal illness by a physician that is not related to you or the Annuitant. The term "terminal illness" is defined in the Contract. Written proof of a terminal illness satisfactory to Protective Life must be submitted. Protective Life reserves the right to require an examination by a physician of its choice. The Waiver of Surrender Charges provision is not available in all states due to applicable insurance laws in effect in various states.


ADMINISTRATIVE CHARGES


    We will deduct an Administration Charge equal, on an annual basis, to .15% of the daily net asset value of each Sub-Account in the Variable Account. This deduction is made to reimburse Protective Life for expenses incurred in the administration of the Contract and the Variable Account. The Administration Charge is deducted only from the Variable Account Value.


TRANSFER FEE


    Currently, there is no charge for transfers. Protective Life reserves the right, however, to charge $25 for each transfer after the first 12 transfers in any Contract Year. For the purpose of assessing the fee, each request would be considered to be one transfer, regardless of the number of Sub-Accounts, the Fixed Account or the DCA Fixed Account affected by the transfer in one day. The fee would be deducted from the amount being transferred.


MORTALITY AND EXPENSE RISK CHARGE


    To compensate Protective Life for assuming mortality and expense risks, we deduct a daily mortality and expense risk charge equal on an annual basis, to 1.25% of the average annual daily net assets of the Variable Account, (approximately 0.50% for mortality risk and 0.75% for expense risk).



    The mortality risk Protective Life assumes is that Annuitant(s) may live for a longer period of time than estimated when the guarantees in the Contract were established. Because of these guarantees, each payee is assured that longevity will not have an adverse effect on the annuity payments received. The mortality risk that Protective Life assumes also includes a guarantee to pay a death benefit if the Owner dies before the Annuity Commencement Date. The expense risk that Protective Life assumes is the risk that the administration charge, contract maintenance fee and transfer fees may be insufficient to cover actual future expenses.


CONTRACT MAINTENANCE FEE


    The contract maintenance fee is $35 and is deducted from the Variable Account Value on each Contract Anniversary, and on any day that the Contract is surrendered, if such surrender occurs on any day other than the Contract Anniversary. The contract maintenance fee deduction will be allocated to the Sub-Accounts in the same proportion as the Sub-Account Values in the Variable Account. The contract maintenance fee will be waived by Protective Life in the event the Premiums paid minus any withdrawals or partial surrenders, or the Contract Value equals or exceeds $50,000 on the date(s) the contract maintenance fee is to be deducted.



    In addition, the contract maintenance fee may be reduced or waived for Contracts issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees, or bona-fide full time employees of Protective Life or the investment advisers of any of the Funds or their affiliated companies (based upon the Owner's status at the time the Contract is purchased). Such waiver or reduction will only be made to the extent that Protective Life estimates that it will incur lower administrative expenses or perform fewer administrative services.



    Protective Life reserves the right to waive the Contract Maintenance Fee for Contracts issued to a trustee of a 401 plan or to employers purchasing Contracts in connection with plans qualifying under Section 403(b) of the Code.

FUND EXPENSES


    The net assets of each Sub-Account of the Variable account will reflect the investment management fees and other operating expenses incurred by the Funds. For each Fund, an investment manager is paid a daily fee for its services. (See the prospectuses for the Funds, which accompany this Prospectus.)


PREMIUM TAXES


    Premium taxes will be deducted, if applicable. On any Contract subject to premium taxes, the tax will be deducted, as provided under applicable law, either from the Purchase Payment(s) when received, upon full or partial surrenders, or from the amount applied to effect an annuity at the time annuity payments commence. (Where applicable, the rate of these taxes currently ranges up to 3.50%.)


OTHER TAXES

    Currently, no charge will be made against the Variable Account for federal, state or local taxes other than premium taxes. Protective Life may, however, make such a charge in the future if income or gains within the Variable Account will result in any federal income tax liability to Protective Life. Charges for other taxes attributable to the Variable Account, if any, may also be made.

                                ANNUITY OPTIONS


    Upon application for a Contract you select an Annuity Commencement Date. The Annuity Commencement Date may not be later than the Annuitant's 85th birthday unless approved by Protective Life. You may change the Annuity Commencement Date and the Annuity Option selected from time to time, but any such change must be made in writing and received at the Home Office within 30 days prior to the scheduled Annuity Commencement Date. On the Annuity Commencement Date, the Contract Value will be applied under any one of the following Annuity Options. In the absence of such an election, the Contract Value will be applied on the Annuity Commencement Date under Option 2 -- Life Income with Payments for a 10 Year Guaranteed Period.


    The Annuity Options are fixed, which means that each Annuity Option has a fixed and guaranteed amount to be paid during the annuity period that is not in any way dependent upon the investment experience of the Variable Account.

    The following Annuity Options may be elected. For Qualified Contracts, certain restrictions apply.

    OPTION 1 -- PAYMENT FOR A FIXED PERIOD. Equal monthly payments will be made for any period of not less than 5 nor more than 30 years. The amount of each payment depends on the total amount applied, the period selected and the monthly payment rates we are using when the first payment is due.


    OPTION 2 -- LIFE INCOME WITH PAYMENTS FOR A GUARANTEED PERIOD. Equal monthly payments are based on the life of the named Annuitant. Payments will continue for the lifetime of the Annuitant with payments guaranteed for 10 or 20 years. Protective Life may make other periods available. Payments stop at the end of the selected guaranteed period or when the named person dies, whichever is later.


    OPTION 3 -- PAYMENTS FOR A FIXED AMOUNT. Equal monthly payments will be made of an agreed fixed amount. The amount of each payment may not be less than $10 for each $1,000 applied. Interest will be credited each month on the unpaid balance and added to it. This interest will be at a rate set by us, but not less than an effective rate of 3% per year. Payments continue until the amount we hold runs out. The last payment will be for the balance only.

    OPTION 4 -- The total amount applied may be used to purchase an annuity of any kind issued by us on the date this option is elected.

    A surrender charge will not be applied to the Contract Value when the Contract Value is applied to an Annuity Option on the Annuity Commencement Date provided that annuity payments are made for the lifetime of the Annuitant or for a period certain of at least 5 years. In certain circumstances, therefore, application of Contract Value to Annuity Options 3 and 4 could result in the imposition of a surrender charge.

    After the death of the Annuitant, any remaining payments shall be payable to the Beneficiary unless you specified otherwise before the Annuitant's death.

    MINIMUM AMOUNTS.   We reserve  the right  to pay  the total  amount of  this
Contract in one lump sum, if less than $5,000. If monthly payments are less than $100, we may make payments quarterly, semi-annually, or annually at our option.

    If we have available at the time an Annuity Option is elected, options or rates on a more favorable basis than those guaranteed, the higher benefits shall apply.

ANNUITY PAYMENT


    The first payment under any Annuity Option will generally be made one month following the Annuity Commencement Date. Subsequent payments will be made in accordance with the manner of payment selected.


    The Annuity Option elected must result in a payment of an amount at least equal to the minimum payment amount according to Protective Life's rules then in effect. If at any time payments are less than the minimum payment amount, we have the right to change the frequency to an interval resulting in a payment at least equal to the minimum. If any amount due is less than the minimum per year, we may make other arrangements that are equitable to the Annuitant.

    Once annuity payments have commenced, no surrender of the annuity benefit can be made.

DEATH OF ANNUITANT OR OWNER AFTER ANNUITY COMMENCEMENT DATE

    In the event of the death of any Owner on or after the Annuity Commencement Date, the Beneficiary will become the new Owner. If any Owner or Annuitant dies on or after the Annuity Commencement Date and before all the benefits under the Annuity Option selected have been paid, any remaining portion of such benefits will be paid out at least as fast as under the Annuity Option being used when the Owner or Annuitant died.

                            YIELDS AND TOTAL RETURNS


    From time to time, Protective Life may advertise or include in sales literature yields, effective yields, and total returns for the Sub-Accounts. THESE FIGURES ARE BASED ON HISTORIC RESULTS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. Certain Funds have been in existence prior to the commencement of the offering of the Contract described in this prospectus, and prior to the investment by the Sub-Accounts in such Funds. The Variable Account may advertise the performance of the Sub-Accounts that invest in these Funds for these prior periods. The performance information of any period prior to the commencement of the offering of the Contract and the investments by the Sub-Accounts is calculated as if the Contract had been offered during those periods and the Sub-Account had invested in those Funds during those periods, using current charges and expenses. Protective Life may, from time to time, advertise or include in sales literature Sub-Account performance relative to certain performance rankings and indices compiled by independent organizations. More detailed information as to the calculation of performance information, as well as comparisons with unmanaged market indices, appears in the Statement of Additional Information.


    Yields, effective yields, and total returns for the Sub-Accounts are based on the investment performance of the corresponding Funds. The Funds' performance also reflects the Funds' expenses. Certain of the expenses of each Fund may be reimbursed by the investment manager. (See the Prospectuses for the Funds.)

    The yield of the PIC Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified seven-day period. The yield is calculated by assuming that the income generated for that seven-day period is generated each seven day period over a 52 week period and is shown as a percentage of the investment. The effective yield is calculated similarly but when annualized the income earned by an investment in-the Sub-Account is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of this assumed reinvestment.



    The yield of a Sub-Account (except the PIC Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30 day or one-month period. The yield is calculated by assuming that the income generated by the investment during that 30 day or one month period is generated each period over a 12 month period and is shown as a percentage of the investment.


    The total return of a Sub-Account refers to return quotations assuming an investment under a Contract has been held in the Sub-Account for various periods of time including, but not limited to, a period measured from the date the Sub-Account commenced operations. Average annual return refers to total return quotations that are annualized based on an average return over various periods of time.


    The average annual total return quotations represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods for which the quotations are provided. Average annual total return information shows the average percentage change in the value of an investment in the Sub-Account from the beginning date of the measuring period to the end of that period. This standardized version of average annual total return reflects all historical investment results, less all charges and deductions applied against the Sub-Account (including any Surrender Charge that would apply if an Owner terminated the Contract at the end of each period indicated, but excluding any deductions for premium taxes). When a Sub-Account other than the PIC Money Market Sub-Account has been in operation for one, five and ten years, respectively, the standard version average annual total return for these periods will be provided.



    In addition to the standard version of average annual total return described above, total return performance information computed on two different non-standard bases may be used in advertisements or sales literature. Average annual total return information may be presented, computed on the same basis as the standard version except deductions will include neither the surrender charge nor the Contract maintenance fee. In addition, Protective Life may from time to time disclose average annual total return in other non-standard formats and cumulative total return for Contracts funded by the Sub-Accounts.


    Protective Life may, from time to time, also disclose yield, standard average annual total returns, and non-standard total returns for the Funds.

    Non-standard performance data will only be disclosed if the standard performance data for the required periods is also disclosed. For additional information regarding the calculation of other performance data, please refer to the Statement of Additional Information.


    In advertising and sales literature, the performance of each Sub-Account may be compared to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment portfolios of mutual funds with investment objectives similar to each of the Sub-Accounts. Lipper Analytical Services, Inc. ("Lipper"), the Variable Annuity Research Data Service ("VARDS"), and Morningstar Inc. ("Morningstar") are independent services which monitor and rank the performance of variable annuity issuers in each of the major categories of investment objectives on an industry-wide basis.



    Lipper and Morningstar rankings include variable life insurance issuers as well as variable annuity issuers. VARDS rankings compare only variable annuity issuers. The performance analyses prepared by Lipper, Morningstar and VARDS each rank such issuers on the basis of total return, assuming reinvestment of distributions, but do not take sales charges, redemption fees, or certain expense deductions at the separate account level into consideration. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking provides data as to which funds provide the highest total return within various categories of funds defined by the degree of risk inherent in their investment objectives.



    Advertising and sales literature may also compare the performance of each Sub-Account to the Standard & Poor's Index of 500 Common Stocks, a widely used measure of stock performance. This unmanaged index assumes the reinvestment of dividends but does not reflect any "deduction" for the expense of operating or managing an investment portfolio. Other independent ranking services and indices may also be used as a source of performance comparison.


    Protective Life may also report other information including the effect of tax-deferred compounding on a Sub-Account's investment returns, or returns in general, which may be illustrated by tables, graphs, or charts.

    All income and capital gains derived from Sub-Account investments are reinvested and can lead to substantial long-term accumulation of assets, provided that the underlying Fund's investment experience is positive.

                                 EXCHANGE OFFER


    The Company is offering to owners of certain modified guaranteed annuity contracts issued by it the opportunity to exchange such a contract for a Contract. Owners of ProSaver Modified Guaranteed Annuity Contracts and ProSaver Platinum Modified Guaranteed Annuity Contracts (collectively "ProSaver MGA Contracts") may, any time prior to the annuity commencement date under such contracts, exchange their ProSaver MGA Contract for this Contract. Contracts are offered to owners of ProSaver MGA Contracts on the same basis as Contracts are offered to any other purchaser. All charges and deductions described in this prospectus are equally applicable to Contracts received in an exchange or purchased by ProSaver MGA Contract owners and to Contracts sold to other purchasers. Applicable surrender charges and market value adjustments will be assessed under a ProSaver MGA Contract in connection with an exchange, surrender, or partial surrender of a ProSaver MGA Contract.



    The Contracts differ from the ProSaver MGA Contracts in many significant respects. Most importantly, Contract Value under the Contracts may consist, entirely or in part, of Variable Account Value which fluctuates in response to the net investment return of the Variable Account. In contrast, account value under the ProSaver MGA Contracts reflects interest credited by the Company at rates guaranteed for certain guaranteed periods of time. The value before the end of the guaranteed period under the ProSaver MGA Contracts reflects changing current interest rates and does not vary with the investment performance of a separate account. Furthermore, Fixed Account Value under the Contracts is computed and credited on a basis substantially different from that of the ProSaver MGA Contracts. In particular, unlike a ProSaver MGA Contract, a surrender, partial surrender or transfer of Fixed Account Value under a Contract is never subject to a market value adjustment. In contrast, account value under a ProSaver MGA Contract is reduced or increased by, among other things, a market value adjustment when surrenders, partial surrenders or transfers are made from a sub-account prior to the expiration of a guaranteed period. In addition, interest rates applicable to fixed account values under the Contracts are guaranteed for one year periods whereas rates applicable to the ProSaver MGA Contracts may be guaranteed for significantly longer time periods.



    Other significant differences between the Contracts and the ProSaver MGA Contracts may include: (1) additional charges applicable under the Contracts such as the mortality and expense risk charge, the administration charge and annual contract maintenance fee that are not found in the ProSaver MGA Contracts, (2) a contract loan provision under the Contracts, when used in connection with certain Qualified Plans, that is not available under the ProSaver MGA Contracts, (3) different surrender charges, (4) different death benefits, (5) different annuity option purchase rates, and

(6) differences in federal and state laws and regulations applicable to each of the types of contracts. Owners of ProSaver MGA Contracts should refer to their contract forms and to their prospectus for such contracts for a complete description of the ProSaver MGA Contract. Copies of the most recent ProSaver MGA Contract prospectus are available free of charge from Protective Life at its home office.


    Owners of ProSaver MGA Contracts should carefully consider whether it will be advantageous to replace such a contract with a Contract. IT MAY NOT BE ADVANTAGEOUS TO EXCHANGE A PROSAVER MGA CONTRACT FOR A CONTRACT (OR TO SURRENDER IN FULL OR IN PART A PROSAVER MGA CONTRACT AND USE THE SURRENDER OR PARTIAL SURRENDER PROCEEDS TO PURCHASE A CONTRACT) EXCEPT AT THE EXPIRATION OF ALL GUARANTEED PERIODS IN ORDER TO AVOID APPLICATION OF A MARKET VALUE ADJUSTMENT AND A SURRENDER CHARGE.


    Sales representatives offering the Contracts to ProSaver MGA Contract owners will generally receive a sales commission. The maximum sales commission that may be paid is 7% of Purchase Payments, not including subsequent asset-based commissions. (See "Distribution of the Contracts".)



    TAX CONSIDERATIONS. Protective Life believes that an exchange of a non-qualified ProSaver MGA Contract for a Contract generally should be treated as a nontaxable exchange of annuity contracts within the meaning of Section 1035 of the Code. A Contract received in exchange will generally be treated as a newly issued contract as of the effective date of the Contract. This could have various tax consequences, E.G., aggregation with other annuity contracts issued during the same calendar year as the exchange. (See "Federal Tax Matters".)


    IF YOU SURRENDER YOUR NON-QUALIFIED PROSAVER MGA CONTRACT IN WHOLE OR IN PART AND AFTER RECEIPT OF THE PROCEEDS YOU USE THE SURRENDER PROCEEDS OR PARTIAL SURRENDER PROCEEDS TO PURCHASE A CONTRACT IT WILL NOT BE TREATED AS A TAX-FREE EXCHANGE. THE SURRENDER PROCEEDS WILL GENERALLY BE INCLUDIBLE IN INCOME (TO THE EXTENT OF ANY INCOME IN THE PROSAVER MGA CONTRACT) AND A 10% PENALTY TAX MAY APPLY IF THE SURRENDER IS MADE BEFORE THE TAXPAYER REACHES AGE 59 1/2.

    Special tax considerations apply to exchanges of, or transfers of amounts from, a ProSaver MGA Contract issued in connection with a Qualified Plan to a Contract.

    Owners of ProSaver MGA Contracts should consult their tax advisors before exchanging a ProSaver MGA Contract for this Contract, or before surrendering in whole or in part their ProSaver MGA Contract and using the proceeds to purchase this Contract.

                              FEDERAL TAX MATTERS

INTRODUCTION

    The following discussion of the federal income tax treatment of the Contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of the Contract is unclear in certain circumstances, and a qualified tax adviser should always be consulted with regard to the application of law to individual circumstances. This discussion is based on the Code, Treasury regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.


    This discussion does not address state or local tax consequences associated with the purchase of the Contract. In addition, PROTECTIVE LIFE MAKES NO
GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

THE COMPANY'S TAX STATUS


    Protective Life is taxed as a life insurance company under the Code. Since the operations of the Variable Account are a part of, and are taxed with, the operations of the Company, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, investment income and capital gains of the Variable Account are not taxed to the extent they are applied under a Contract. Protective Life does not anticipate that it will incur any federal income tax liability attributable to such income and gains of the Variable Account, and therefore does not intend to make provision for any such taxes. If Protective Life is taxed on investment income or capital gains of the Variable Account, then Protective Life may impose a charge against the Variable Account in order to make provision for such taxes.


                        TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL DURING ACCUMULATION PERIOD


    Under existing provisions of the Code, except as described below, any increase in an Owner's Contract Value is generally not taxable to the Owner until received, either in the form of annuity payments as contemplated by the Contracts, or in some other form of distribution. However, this rule applies only if (1) the investments of the Variable Account are "adequately diversified" in accordance with Treasury Department regulations, (2) the Company, rather than the Owner, is considered the owner of the assets of the Variable Account for federal income tax purposes, and (3) the Owner is an individual (or an individual is treated as the Owner for tax purposes).



    DIVERSIFICATION REQUIREMENTS. The Code and Treasury Department regulations prescribe the manner in which the investments of a segregated asset account, such as the Variable Account, are to be "adequately diversified." If the Variable Account fails to comply with these diversification standards, the Contract will not be treated as an annuity contract for federal income tax purposes and the Owner would generally be taxable currently on the excess of the Contact Value over the premiums paid for the Contact. Protective Life expects that the Variable Account, through the Funds, will comply with the diversification requirements prescribed by the Code and Treasury Department regulations.


    OWNERSHIP TREATMENT. In certain circumstances, variable annuity contract owners may be considered the owners, for federal income tax purposes, of the assets of a segregated asset account, such as the Variable Account, used to support their contracts. In those circumstances, income and gains from the segregated asset account would be includible in the contract owners' gross income. The Internal Revenue Service (the "IRS") has stated in published rulings that a variable contract owner will be considered the owner of the assets of a segregated asset account if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued by way of regulations or rulings on the "extent to which policyholders may direct their investments to particular sub-accounts [of a segregated asset account] without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.


    The ownership rights under the Contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of the assets of a segregated asset account. For example, the owner of this Contract has the choice of more investment options to which to allocate purchase payments and Variable Account values, and may be able to transfer among investment options more frequently than in such rulings. These differences could result in the Owner being treated as the owner of the assets of the Variable Account and thus subject to current taxation on the income and gains from those assets. In addition, the Company does not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. Protective Life therefore reserves the right to modify the Contract as necessary to attempt to prevent Contract Owners from being considered the owners of the assets of the Variable Account. However, there is no assurance such efforts would be successful.


    NON-NATURAL OWNER. As a general rule, Contracts held by "non-natural persons" such as a corporation, trust or other similar entity, as opposed to a natural person, are not treated as annuity contracts for federal tax purposes. The income on such Contracts (as defined in the tax law) is taxed as ordinary income that is received or accrued by the Owner of the Contract during the taxable year. There are several exceptions to this general rule for nonnatural Owners. First, Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as an agent for a natural person. However, this special exception will not apply in the case of any employer who is the nominal owner of a Contract under a non-qualified deferred compensation arrangement for its employees.

    In addition, exceptions to the general rule for non-natural Owners will apply with respect to (1) Contracts acquired by an estate of a decedent by reason of the death of the decedent, (2) certain Qualified Contracts, (3)
Contracts purchased by employers upon the termination of certain Qualified Plans, (4) certain Contracts used in connection with structured settlement agreements, and (5) Contracts purchased with a single purchase payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

    The remainder of this discussion assumes that the Contract will be treated as an annuity contract for federal income tax purposes.

TAXATION OF PARTIAL AND FULL SURRENDERS

    In the case of a partial surrender, amounts received generally are includible in income to the extent the Owner's Contract Value before the surrender exceeds his or her "investment in the contract." In the case of a full surrender, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes, the investment in the contract at any time equals the total of the Purchase Payments made under the Contract to that time (to the extent such payments were neither deductible when made nor excludable from income as, for example, in the case of certain contributions to Qualified Contracts) less any amounts previously received from the Contract which were not included in income. Partial and full surrenders may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.) In addition, in the case of partial and full surrenders from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of the amount surrendered is made. (See "Direct Rollovers".)

    Under the Waiver of Surrender Charges provision of the Contract, amounts distributed may not be subject to Surrender Charges if the Owner has a terminal illness or if the Owner enters, for a period of at least 90 days, certain nursing home facilities. Such distributions will be treated as surrenders for federal tax purposes.


    The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. As described elsewhere in this Prospectus, the Company imposes certain charges with respect to the Death Benefit. It is possible that these charges (or some portion thereof) could be treated for federal tax purposes as a partial surrender of the Contract.


TAXATION OF ANNUITY PAYMENTS

    Normally, the portion of each annuity payment taxable as ordinary income is equal to the excess of the payment over the exclusion amount. The exclusion amount is the amount determined by multiplying (1) the payment by (2) the ratio of the investment in the contract, adjusted for any period certain or refund feature, to the total expected amount of annuity payments for the term of the

Contract (determined under Treasury Department regulations). Annuity payments may be subject to federal income tax withholding requirements. (See Federal Income Tax Withholding.) In addition, in the case of annuity payments from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such annuity payments is made. (See Direct Rollovers.)

    Once the total amount of the investment in the contract is excluded using this ratio, annuity payments will be fully taxable. If annuity payments cease because of the death of the Annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction.


    There may be special income tax issues present in situations where the Owner and the Annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.


TAXATION OF DEATH BENEFIT PROCEEDS

    Prior to the Annuity Commencement Date, amounts may be distributed from a Contract because of the death of an Owner or, in certain circumstances, the death of the Annuitant. Such Death Benefit proceeds are includible in income as follows: (1) if distributed in a lump sum, they are taxed in the same manner as a full surrender, as described above, or (2) if distributed under an Annuity Option, they are taxed in the same manner as annuity payments, as described above. After the Annuity Commencement Date, where a guaranteed period exists under an Annuity Option, and the Annuitant dies before the end of that period, payments made to the Beneficiary for the remainder of that period are includible in income as follows: (1) if received in a lump sum, they are included in income to the extent that they exceed the unrecovered investment in the contract at that time, or (2) if distributed in accordance with the existing Annuity Option selected, they are fully excluded from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

    Proceeds payable on death may be subject to federal income tax withholding requirements. (See "Federal Income Tax Withholding".) In addition, in the case of such proceeds from certain Qualified Plans, mandatory withholding requirements may apply, unless a "direct rollover" of such proceeds is made. (See "Direct Rollovers".)

ASSIGNMENTS, PLEDGES, AND GRATUITOUS TRANSFERS

    Other than in the case of Contracts issued in connection with certain Qualified Plans (which generally cannot be assigned or pledged), any assignment or pledge (or agreement to assign or pledge) any portion of the Contract Value is treated for federal income tax purposes as a surrender of such amount or portion. The investment in the contract is increased by the amount includible as income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incident to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the contract at the time of transfer. In such case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

PENALTY TAX ON PREMATURE DISTRIBUTIONS


    Where a Contract has not been issued in connection with a Qualified Plan, there generally is a 10% penalty tax on the amount of any payment from the Contract that is includable in income unless the payment is: (a) received on or after the Owner reaches age 59 1/2; (b) attributable to the Owner's becoming disabled (as defined in the tax law); (c) made on or after the death of the
Owner or, if the Owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law); (d) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Annuitant or the joint lives (or joint life expectancies) of the Annuitant and a designated beneficiary (as defined in the tax law), or (e) made under a Contract purchased with a single Purchase Payment when the annuity starting date is no later than a year from purchase of the Contract and substantially equal periodic payments are made, not less frequently than annually, during the annuity period. (Similar rules, discussed below, apply in the case of certain Contracts issued in connection with Qualified Plans.)


AGGREGATION OF CONTRACTS


    In certain circumstances, the amount of an annuity payment or a surrender from a Contract that is includible in income may be determined by combining some or all of the annuity contracts owned by an individual not issued in connection with Qualified Plans. For example, if a person purchases a Contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity issued by Protective Life, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract for purposes of determining whether any payment not received as an annuity (including surrenders prior to the Annuity Commencement Date) is includible in income. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the 10% penalty tax described above.


                           QUALIFIED RETIREMENT PLANS

IN GENERAL


    The Contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code. Numerous special tax rules apply to the participants in Qualified Plans and to Contracts used in connection with Qualified Plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the Contract with the various types of Qualified Plans.



    The tax rules applicable to Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. For example, both the amount of the contribution that may be made, and the tax deduction or exclusion that the Owner may claim for such contribution, are limited under Qualified Plans and vary with the type of plan. Also, for both withdrawals and annuity payments under Qualified Contracts, there many be no "investment in the contract" and the total amount received may be taxable. Similarly, loans from Qualified Contracts, where available, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (Owners should always consult their tax advisors and retirement plan fiduciaries prior to exercising any loan privileges that are available.)



    If this Contract is used in connection with a Qualified Plan, the Owner and Annuitant must be the same individual. In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under the Code. Furthermore, failure to comply with minimum distribution requirements applicable to Qualified Plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the Qualified Plan. In the case of Individual Retirement Accounts or Annuities ("IRAs"), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. In the case of certain other Qualified Plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.



    There is a 10% penalty tax on the taxable amount of payments from certain Qualified Contracts. There are exceptions to this penalty tax which vary depending on the type of Qualified Plan. In the case of an IRA, exceptions provide that the penalty tax does not apply to a payment (a) received on or after the Owner reaches age 59 1/2, (b) received on or after the Owner's death or because of the Owner's disability (as defined in the tax law), or (c) made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the Owner or for the joint lives (or joint life expectancies) of the Owner and his designated beneficiary (as defined in the tax law). These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other Qualified Plans (although, in the case of plans qualified under sections 401 and 403, exception "c" above for substantially equal periodic payments applies only if the Owner has separated from service).



    When issued in connection with a Qualified Plan, a Contract will be amended as generally necessary to conform to the requirements of the plan. However, Owners, Annuitants, and Beneficiaries are cautioned that the rights of any person to any benefits under Qualified Plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Contract. In addition, the Company shall not be bound by terms and conditions of Qualified Plans to the extent such terms and conditions contradict the Contract, unless the Company consents.


    Following are brief descriptions of various types of Qualified Plans in connection with which the Company may issue a Contract.


    INDIVIDUAL RETIREMENT ACCOUNTS AND ANNUITIES. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as IRAs. IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, subject to the direct rollover and mandatory withholding requirements (discussed below), distributions from certain Qualified Plans may be "rolled over" on a tax-deferred basis into an IRA.


    IRAs generally may not invest in life insurance contracts, but an annuity that is purchased by, or used as, an IRA may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

    SIMPLIFIED EMPLOYEE PENSIONS (SEP-IRAS). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. Employers intending to use the Contract in connection with such plans should seek competent advice.

    In particular, employers should consider that IRAs generally may not invest in life insurance contracts, but an annuity that is purchased by, or used as, an IRA may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that the Death Benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

    CORPORATE AND SELF-EMPLOYED ("H.R. 10" AND "KEOGH") PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the Contract in order to provide benefits under the plans. The Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in currently taxable income to participants. Employers intending to use the Contract in connection with such plans should seek competent advice.

    SECTION 403(B) POLICIES. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. Purchasers of the Contracts for use as a "Section 403(b) Policy" should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with such Contracts. In particular, purchasers and their advisers should consider that the Contract provides a Death Benefit that in certain circumstances may exceed the greater of the Purchase Payments and the Contract Value. It is possible that such Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under a Section 403(b) Policy. Even if the Death Benefit under the Contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her Section 403(b) Policy.


    Section 403(b) Policies contain restrictions on withdrawals of (i) contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988, (ii) earnings on those contributions, and (iii) earnings after December 31, 1988 on amounts attributable to salary reduction contributions held as of December 31, 1988. These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, become disabled, or in the case of hardship. Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon can not be distributed on account of hardship. (These limitations on withdrawals do not apply to the extent the Company is directed to transfer some or all of the Contract Value to the issuer of another Section 403(b) Policy or into a Section 403(b)(7) custodial account.)



    DEFERRED COMPENSATION PLANS OF STATE AND LOCAL GOVERNMENTS AND TAX-EXEMPT ORGANIZATIONS. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a Contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the Contracts in connection with such plans should seek competent advice.


DIRECT ROLLOVERS

    If your Contract is used in connection with a pension, profit-sharing, or annuity plan qualified under sections 401(a) or 403(a) of the Code, or is a
Section 403(b) Policy, any "eligible rollover distribution" from the Contract will be subject to direct rollover and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from a qualified pension plan under section 401(a) of the Code, qualified annuity plan under section 403(a) of the Code, or section 403(b) annuity or custodial account, excluding certain amounts (such as minimum distributions required under section 401(a)(9) of the Code and distributions which are part of a "series of substantially equal periodic payments" made for life or a specified period of 10 years or more).


    Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the Contract, discussed below, you cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, you elect to have it directly transferred to certain Qualified Plans. Prior to receiving an eligible rollover distribution, you will receive a notice (from the plan administrator or the Company) explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct transfer.

                         FEDERAL INCOME TAX WITHHOLDING


    Protective Life will withhold and remit to the federal government a part of the taxable portion of each distribution made under a Contract unless the distributee notifies Protective Life at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Protective Life may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments (other than eligible rollover distributions) are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including surrenders prior to the Annuity Commencement Date) is 10%. Regardless of whether you elect not to have federal income tax withheld, you are still liable for payment of federal income tax on the taxable portion of the payment. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.


           MATTERS RELATING TO CONTRACTS OFFERED PRIOR TO MAY 1, 1996


    Contracts offered prior to May 1, 1996 and Contracts issued in certain states after May 1, 1996 are different in certain regards including but not limited to providing a different guaranteed Death Benefit than the Death Benefit described on page 19, and different procedures relating to the Death Benefit than those described elsewhere in this Prospectus. (For a list of these states, please contact our Home Office or your registered representative.) Purchasers of Contracts with the different guaranteed Death Benefit must refer to the discussion below together with other sections of this Prospectus in order to determine their rights and benefits under the Contract.


    The following  description  of the  Death  Benefit and  Loan  Privilege  for
section 403(b) Contracts issued prior to May 1, 1996 should be substituted or added in their entirety for the related descriptions found elsewhere in this Prospectus. The page references listed below indicate where in the Prospectus the substituted descriptions can be found.


A.  SUMMARY (PAGE 7)


    The paragraphs in the Summary describing the Death Benefit provided in this Contract should be revised to read as follows:


    IS THERE A DEATH BENEFIT? If any Owner dies prior to the Annuity Commencement Date, a Death Benefit will be payable. The Death Benefit will be determined as of the end of the Valuation Period during which due proof of death is provided to us. The guaranteed Death Benefit is equal to the sum of: (1) the Fixed Account Value; plus (2) the greater of: (a) the Variable Account Value; or
(b) the total Purchase Payment(s) allocated to the Variable Account less previous transfers from the Variable Account, partial surrenders, and any applicable Surrender Charge(s) and Contract Maintenance Fees, increased by amounts transferred to the Variable Account and interest at a compounded annual effective interest rate of 5% credited as of each Contract Anniversary up to any Owner's 80th birthday. (See "Death Benefit".)



B.  SURRENDERS AND PARTIAL SURRENDERS (PAGE 17).


    A new section entitled "Loan Privilege" should be added to read as follows at the of the section.

LOAN PRIVILEGE


    Protective Life offers a loan privilege to Owners of section 403(b) Contracts that were issued prior to May 1, 1996 that are not subject to Title 1 of ERISA. Owners of such Contracts may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Code and to applicable retirement program rules. Tax advisors and retirement plan advisors should be consulted prior to exercising loan privileges.


    The amount available for a loan at any given time is the lesser of (1) 80% of the Contract Value less any outstanding debt under the Contract (including any accrued interest thereon), or (2) the amount permitted as a loan under federal tax law. The minimum loan amount is $1,000. The maximum amount permitted as a loan under federal tax law generally equals the amount which, when added to existing debt under the Contract, does not exceed the lesser of (1) $50,000 (reduced by any excess of the highest outstanding debt during the one year period ending on the day before the date on which the current loan is made, over the outstanding debt on the date the current loan is made), or (2) $10,000 or, if greater, one-half of the Contract Value. For purposes of determining the amount permitted as a loan under the federal tax law, certain employer plans must be aggregated. A tax advisor should be consulted for purposes of determining the maximum amount which may be taken and treated as a loan, rather than as a taxable distribution, for federal income tax purposes.


    Loans will be made only upon written request of the Owner. Protective Life will make loans within seven days of receiving a properly completed loan application, subject to postponement under the same circumstances that payment of surrenders may be postponed. (See "Suspension or Delay in Payments".) When an Owner requests a loan, Protective Life will reduce the Owner's Contract Value (on a pro rata basis among investments in the Sub-Accounts, the Fixed Account and the DCA Fixed Account, unless the Owner requests otherwise) by the amount of the loan and transfer that amount to the loan account, which is part of Protective Life's general account. Amounts in the loan account will not participate in the investment experience of any Sub-Account. Loans must be repaid within five years, repayments must be made at least quarterly, and repayments must be made in substantially equal amounts. However, the repayment period of a loan may be longer than five years if the purpose of the loan is to acquire a principal residence for the Owner. The Owner may prepay the loan, in whole or in part, at any time while the Contract is in force. Failure to make timely loan repayments may give rise to taxable income.



    When the loan is repaid, the amount of the repayment will be transferred from the loan account back into the Variable Account and the Fixed Account. The Owner may designate the manner in which a repayment is to be allocated. Otherwise, repayments will be allocated in accordance with the Owner's most recent instructions for allocations. On each Contract Anniversary, Protective Life will transfer from the Contract Value (from the Sub-Accounts, the Fixed Account and the DCA Fixed Account, in the same manner as described above) to the loan account the amount by which the debt on the Contract exceeds the balance in the loan account.



    Protective Life charges interest of 6% per year on Contract loans. Loan interest is payable on amounts in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. Protective Life credits interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the Contract is 2%. If on any date debt under a Contract exceeds the Contract Value, the Contract will be in default. In such case, an Owner will receive a notice indicating the payment needed to bring the Contract out of default and will have a thirty-one (31) day grace period within which to pay the default amount. If the required payment is not made within the grace period, the Contract may be terminated without value.


    The amount of any debt will be deducted from the death benefit. In addition, debt, whether or not repaid, will have a permanent effect on the Contract Value because the investment results of the Fixed and Variable Accounts will apply only to the unborrowed portion of the Contract Value. The longer debt is outstanding, the greater the effect is likely to be.


C.  DEATH BENEFIT (PAGE 19)


    If any Owner dies before the Annuity Commencement Date, a guaranteed Death Benefit will be paid to the Beneficiary. In the case of certain Qualified Contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a Beneficiary.


    The guaranteed Death Benefit will be determined as of the end of the Valuation Period in which due proof of death is received by us. The guaranteed Death Benefit at any age will be equal to the sum of: (1) the Fixed Account Value; plus (2) the greater of: (a) the Variable Account Value; or (b) the total Purchase Payment(s) allocated to the Variable Account less previous transfers from the Variable Account, partial surrenders, and any applicable Surrender Charges(s) and Contract Maintenance

Fees, increased by amounts transferred to the Variable Account (this subtotal is called "Death Benefit Account Value") and interest at a compounded annual effective interest rate of 5% credited to the Death Benefit Account Value as of each Contract Anniversary, on or before any Owner's 80th birthday.

    The Death Benefit may be taken in one sum immediately as a full surrender of the Contract. If the Death Benefit is not taken in one sum immediately the Contract will be continued with the Death Benefit becoming the new current Contract Value. Any increase in the Contract Value will be allocated to and among the Fixed Account and Sub-Accounts in proportion to their values immediately prior to the Owner's death. If the Death Benefit is not taken in one sum immediately, the entire interest in the Contract must be distributed within five years of the Owner's death unless:

    (a) the entire interest in the Contract is distributed over the life of the Beneficiary with distributions beginning within one year of the Owner's death; or

    (b) the entire  interest in the  Contract is distributed  over a period  not
       extending   beyond   the  life   expectancy   of  the   Beneficiary  with
       distributions beginning within one year of the Owner's death; or

    (c) the Beneficiary is the deceased Owner's spouse and elects to continue the Contract and become the new Owner.

    If the deceased Owner's spouse is the Beneficiary and elects to continue the Contract and become the new Owner, upon such spouse's death, the entire interest in the Contract is payable to the new Beneficiary (determined at the time of the spouse's death) and must be distributed within five years of the spouse's death.

    If any Owner is not a natural person, the death of the Annuitant will be treated as the death of an Owner.

                                GENERAL MATTERS
MODIFICATION

    No change or waiver of the terms of this Contract is valid unless made by us, in writing, and approved by our President, Vice President or Secretary. We reserve the right to change the provisions of this Contract to conform to any applicable laws, or applicable regulations or rulings issued by a government agency.

REPORTS

    Once per calendar quarter, Protective Life will send to each Owner, at the Owner's last known address, a report showing the Contract Value, Sub-Account Values, and Fixed Account Value along with information regarding current investment allocations as well as any other information required by law.

INQUIRIES

    Inquiries regarding a Contract may be made by writing to Protective Life at its Home Office.

                         DISTRIBUTION OF THE CONTRACTS


    The Contracts will be offered on a continuous basis and Protective Life does not anticipate discontinuing the offering of the Contracts. Nevertheless, Protective Life reserves the right to discontinue the offering at any time. Investment Distributors, Inc. serves as principal underwriter (as defined in the 1940 Act) for the Contracts. Investment Distributors, Inc. has agreed to use its best efforts to sell the Contracts. Investment Distributors, Inc. is a wholly-owned subsidiary of PLC and has the same address as Protective Life. Applications for Contracts are solicited by agents who are licensed by applicable state insurance authorities to sell Protective Life's Contracts and who are also registered representatives of broker/dealers having a distribution agreement with Investment Distributors, Inc. or broker/dealers having a distribution agreement with such broker/dealer. Investment Distributors, Inc. is an affiliate of Protective Life Insurance Company and is registered with the SEC under the Securities Exchange Act of 1934 as a broker/dealer. Investment Distributors, Inc. is a member of the National Association of Securities Dealers, Inc. The maximum commission Protective Life will pay is 7.0% of the Purchase Payments for the sale of a Contract, not including subsequent asset-based commissions.


                               LEGAL PROCEEDINGS

    There are at present no legal proceedings to which the Variable Account is a party or the assets of the Variable Account are subject. Protective Life is involved in pending and threatened proceedings in which claims for monetary damages or penalties may be asserted. Management, after consultation with legal counsel, does not believe that such proceedings are material, nor does it anticipate the ultimate liability arising from any such proceeding would be material, to Protective Life in relation to its total assets. Such proceedings are not related to the Variable Account.

                                 VOTING RIGHTS


    In accordance with its view of applicable law, Protective Life will vote the Fund shares held in the Variable Account at special shareholder meetings of the Funds in accordance with instructions received from persons having voting interests in the corresponding Sub-Accounts. If, however, the 1940 Act or any regulation thereunder should be amended, or if the present interpretation thereof should change, or Protective Life determines that it is allowed to vote such shares in its own right, it may elect to do so.



    The number of votes which are available to an Owner will be calculated separately for each Sub-Account of the Variable Account, and may include fractional votes. The number of votes attributable to a Sub-Account will be determined by applying an Owner's percentage interest, if any, in a particular Sub-Account to the total number of votes attributable to that Sub-Account. An Owner holds a voting interest in each Sub-Account to which the Variable Account Value is allocated. The Owner has voting interest only prior to the Annuity Commencement Date.



    The number of votes which are available to the Owner will be determined as of the date coincident with the date established by the Fund for determining shareholders eligible to vote at the relevant meeting of that Fund. Voting instructions will be solicited by written communication prior to such meeting in accordance with procedures established by the Fund.


    Shares as to which no timely instructions are received and shares held by Protective Life in a Sub-Account as to which no Owner has a beneficial interest will be voted in proportion to the voting instructions which are received with respect to all Contracts participating in that Sub-Account. Voting instructions to abstain on any item to be voted upon will be applied to reduce the votes eligible to be cast on that item.

    Each person having a voting interest in a Sub-Account will receive proxy materials, reports, and other material relating to the appropriate Fund.

                              FINANCIAL STATEMENTS


    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account (comprised of seven sub-accounts) as of December 31, 1996 and 1995 and the related statements of operations and changes in net assets for the years ended December 31, 1996 and 1995 as well as the Report of Independent Accountants are contained in the Statement of Additional Information.



    The audited consolidated balance sheets for Protective Life as of December 31, 1996 and 1995 and the related consolidated statements of income, stockholder's equity, and cash flows for the three years in the period ended December 31, 1996 and the related financial statement schedules as well as the Report of Independent Accountants are contained in the Statement of Additional Information.

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                            -----------
ADDITIONAL CONTRACT PROVISIONS............................................................................           2
  The Contract............................................................................................           2
  Error in Age or Sex.....................................................................................           2
  Incontestability........................................................................................           2
  Non-Participation.......................................................................................           2
  Assignment..............................................................................................           2
CALCULATION OF YIELDS AND TOTAL RETURNS...................................................................           2
  PIC Money Market Sub-Account Yield......................................................................           2
  Other Sub-Account Yields................................................................................           3
  Average Annual Total Returns............................................................................           4
  Other Total Returns.....................................................................................           5
  Effect of the Contract Maintenance Fee on Performance Data..............................................           5
SAFEKEEPING OF ACCOUNT ASSETS.............................................................................           5
STATE REGULATION..........................................................................................           6
RECORDS AND REPORTS.......................................................................................           6
LEGAL MATTERS.............................................................................................           6
EXPERTS...................................................................................................           6
OTHER INFORMATION.........................................................................................           6
FINANCIAL STATEMENTS......................................................................................           7

                                     PART B
                       INFORMATION REQUIRED TO BE IN THE
                      STATEMENT OF ADDITIONAL INFORMATION

                       PROTECTIVE LIFE INSURANCE COMPANY
                             2801 Highway 280 South
                           Birmingham, Alabama 35223
                           Telephone: (205) 879-9230

                      STATEMENT OF ADDITIONAL INFORMATION
                  PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                          INDIVIDUAL FLEXIBLE PREMIUM
                  DEFERRED VARIABLE AND FIXED ANNUITY CONTRACT


    This Statement of Additional Information contains information in addition to the information described in the Prospectus for the individual flexible premium deferred variable and fixed annuity contract (the "Contract") offered by Protective Life Insurance Company. This Statement of Additional Information is not a Prospectus. It should be read only in conjunction with the Prospectuses for the Contract and the Funds. The Prospectus is dated the same as this Statement of Additional Information. You may obtain a copy of the Prospectus by writing or calling us at our address or phone number shown above.



      THE DATE OF THIS STATEMENT OF ADDITIONAL INFORMATION IS MAY 1, 1997

                      STATEMENT OF ADDITIONAL INFORMATION
                               TABLE OF CONTENTS


                                                                                                               PAGE
                                                                                                            -----------
ADDITIONAL CONTRACT PROVISIONS............................................................................           2
  The Contract............................................................................................           2
  Error in Age or Sex.....................................................................................           2
  Incontestability........................................................................................           2
  Non-Participation.......................................................................................           2
  Assignment..............................................................................................           2
CALCULATION OF YIELDS AND TOTAL RETURNS...................................................................           2
  PIC Money Market Sub-Account Yield......................................................................           2
  Other Sub-Account Yields................................................................................           3
  Average Annual Total Returns............................................................................           4
  Other Total Returns.....................................................................................           5
  Effect of the Contract Maintenance Fee on Performance Data..............................................           5
SAFEKEEPING OF ACCOUNT ASSETS.............................................................................           5
STATE REGULATION..........................................................................................           6
RECORDS AND REPORTS.......................................................................................           6
LEGAL MATTERS.............................................................................................           6
EXPERTS...................................................................................................           6
OTHER INFORMATION.........................................................................................           6
FINANCIAL STATEMENTS......................................................................................           7

                         ADDITIONAL CONTRACT PROVISIONS

THE CONTRACT

    This Contract, any riders and/or endorsements attached as well as the Application, constitute the entire contract. All statements in the application shall be deemed representations and not warranties.

ERROR IN AGE OR SEX

    Questions in the Application concern the Annuitant's and Owner(s)' date of birth and sex. If the dates of birth or sex given are not correct, the benefits under this Contract will be adjusted to the amount which would have been payable at the correct age and sex. If we made any underpayments on account of any misstatement, the amount of any underpayment shall be immediately paid in one sum. Any overpayments made shall be deducted from the current or succeeding payments due under this Contract.

INCONTESTABILITY

    The Contract shall not be contestable by us.

NON-PARTICIPATION

    The Contract is not eligible for dividends and will not participate in Protective Life's surplus or profits.

ASSIGNMENT

    By written notice to us, an Owner may assign his or her rights under a Contract. The assignment must be filed with the Home Office. We assume no responsibility for the validity of any assignment and any claim under any assignment is subject to proof of interest and the extent of the assignment.

                    CALCULATION OF YIELDS AND TOTAL RETURNS

    From time to time, Protective Life may disclose yields, total returns, and other performance data pertaining to the Contracts for a Sub-Account. Such performance data will be computed or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission ("SEC").

    Because of the charges and deductions imposed under a Contract, yields for the Sub-Accounts will be lower than the yields for their respective Funds. The calculations of yields, total returns, and other performance data do not reflect the effect of premium tax that may be applicable to a particular Contract. Premium taxes currently range from 0% to 3.50% of premium based on the state in which the Contract is sold.


PIC MONEY MARKET SUB-ACCOUNT YIELD



    From time to time, advertisements and sales literature may quote the current annualized yield of the PIC Money Market Sub-Account for a seven-day period in a manner which does not take into consideration any realized or unrealized gain, or losses on shares of the PIC Money Market Fund or on its portfolio securities.



    This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) at the end of the seven day period in value of a hypothetical account under a Contract having a balance of 1 Accumulation Unit of the PIC Money Market Sub-Account at the beginning of the period, dividing such net change in account value by the value of the hypothetical account at the beginning of the period to determine the base period return, and annualizing this quotient on a 365-day basis. The net change in account value reflects: 1) net income from the PIC Money Market Fund attributable to the hypothetical account; and 2) charges and deductions imposed under the Contract attributable to the hypothetical account. The charges and deductions reflect the per unit charges for the hypothetical account for: 1) the Annual Contract Maintenance Fee; 2) Administration Charge; and 3) the Mortality and

Expense Risk Charge. For purposes of calculating current yields for a Contract, an average per unit Contract Maintenance Fee is used based on the $35 Contract Maintenance Fee deducted at the end of each Contract Year. Current Yield will be calculated according to the following formula:

    Current Yield = ((NCS-ES)/UV) X (365/7)

    Where:

    NCS     the net change in the value of the Fund (exclusive of unrealized gains or losses on  the sale of securities and unrealized appreciation and depreciation) for the seven-day period attributable to  a hypothetical Account having  a balance of  1
            Sub-Account Accumulation Unit.

    ES      per  unit expenses  attributable to the  hypothetical account  for the seven-day period.

    UV      The Accumulation Unit value on the first day of the seven-day period.


    The effective yield of the PIC Money Market Sub-Account determined on a compounded basis for the same seven-day period may also be quoted.


    The effective yield is calculated by compounding the unannualized base period return according to the following formula:

    Effective Yield = (1 + ((NCS-ES)/UV))365/7 - 1

    Where:

    NCS     the net change in the  value of the portfolio  (exclusive of realized gains  and losses  on the sale of securities  and unrealized appreciation and depreciation)
            for the seven-day period attributable to a hypothetical account having a balance of 1 Sub-Account Accumulation Unit.

    ES      per Accumulation Unit expenses attributable to the hypothetical account for  the seven-day period.

    UV      the Accumulation Unit value for the first day of the seven-day period.


    Because of the charges and deductions imposed under the Contract, the current and effective yields for the PIC Money Market Sub-Account will be lower than such yields for the PIC Money Market Fund.



    The current and effective yields on amounts held in the PIC Money Market Sub-Account normally will fluctuate on a daily basis. THEREFORE, THE DISCLOSED YIELD FOR ANY GIVEN PAST PERIOD IS NOT AN INDICATION OR REPRESENTATION OF FUTURE YIELDS OR RATES OF RETURN. The PIC Money Market Sub-Account's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the PIC Money Market Fund, the types of quality of portfolio securities held by the PIC Money Market Fund and the PIC Money Market Fund's operating expenses. Yields on amounts held in the PIC Money Market Sub-Account may also be presented for periods other than a seven day period.


OTHER SUB-ACCOUNT YIELDS


    From time to time, sales literature or advertisements may quote the current annualized yield of one or more of the Sub-Accounts (except the PIC Money Market Sub-Account) for a Contract for 30-day or one-month periods. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specific 30 day or one month period. Because the yield is annualized, the yield generated by a Sub-Account during a 30-day or one-month period is assumed to be generated each period over a 12-month period.


    The yield is computed by: 1) dividing the net investment income of the Fund attributable to the Sub-Account Accumulation Units less Sub-Account expenses for the period; by 2) the maximum offering price per Accumulation Unit on the last day of the period times the daily average number of units outstanding for the period; by 3) compounding that yield for a six-month period; and by 4) multiplying that result by 2. Expenses attributable to the Sub-Account include the Annual Contract Maintenance Fee, the Administration Charge and the Mortality and Expense Risk Charge. The yield calculation assumes an Contract Maintenance Fee of $35 per year per Contract deducted at the end of each Contract Year. For purposes of calculating the
3(1-day or one-month yield), an average administration fee per dollar of Contract value in the Variable Account is used to determine the amount of the charge attributable to the Sub-Account for the 30-day or one-month period. The 30 day or one month yield is calculated according to the following formula:

    Yield = 2 X [(((N1-ES)/(U X UV)) + 1)(6) - 1]

    Where:

    N1      net income of the Fund  for the 30 day or  one month period attributable to  the
            Sub-Account Accumulation Units.

    ES      expenses of the Sub-Account for the 30 day or one month period.

    U       the average number of Accumulation Units outstanding.

    UV      the Accumulation Unit value at the close (highest) of the last day in the 30 day or one month period.

    Because of the charges and deductions imposed under the Contracts, the yield for the Sub-Account will be lower than the yield for the corresponding Fund.

    The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Fund and its operating expenses.

    Yield calculations do not take into Account the Surrender Charge under the Contract equal to 2% to 7% of premiums paid during the six years prior to the surrender (including the year in which the surrender is made) on amounts surrendered under the Contract.

AVERAGE ANNUAL TOTAL RETURNS

    From time to time, sales literature or advertisements may also quote average annual total returns for one or more of the Sub-Accounts for various periods of time.


    Until a Sub-Account has been in operation for 10 years, Protective Life will always include quotes of standard average annual total return for the period measured from the date the Fund in which that Sub-Account invests began operations. When a Sub-Account invests in a Fund that has been in operation for 1, 5, and 10 years, respectively, the standard annual total return for these periods will be provided. Average annual total returns for other periods of time may, from time to time, also be disclosed.



    Average annual total returns represent the average annual compounded rates of return that would equate an initial investment of $1,000 under a Contract to the redemption value of that investment as of the last day of each of the periods. The ending date of each period for which total return quotations are provided will generally be for the most recent month-end practicable considering the type and media of the communication and will be stated in the communication.


    Average annual total returns will be calculated using Sub-Account unit values computed on each Valuation Day based on the performance of the Sub-Account's underlying Fund, the deductions for the Mortality and Expense Risk Charge and the Administration Charge. The average annual total return calculation also assumes that the Contract Maintenance Fee is $35 per year per contract deducted at the end of each Contract Year. For purposes of calculating standard average annual total return, an average per dollar Contract Maintenance fee attributable to the hypothetical account for the period for the quotation standard average annual total returns will therefore reflect a deduction of the Surrender Charge for any period less than eight years. The total return will then be calculated according to the following formula:

    TR = (ERV/P)1/N - 1


    Where:

    TR      =          the average annual total return net of Sub-Account recurring charges.

    ERV     =          the ending redeemable value (net of any applicable surrender charge) of the hypothetical account at the end of the period.

    P       =          a hypothetical single purchase payment of $1,000.

    N       =          the number of years in the period.


OTHER TOTAL RETURNS


    From time to time, sales literature or advertisements may also quote average annual total returns that do not reflect the Surrender Charge and in certain cases the Contract maintenance fee may be assumed to be waived. These are calculated in exactly the same way as standard average annual total returns described above, except that the ending redeemable value of the hypothetical account for the period is replaced with an ending value for the period that does not take into account any charges on amounts surrendered and in certain cases the Contract maintenance fee may be assumed to be waived.


    Protective Life may disclose cumulative total returns in conjunction with the standard formats described above. The cumulative total returns will be calculated using the following formula:

    CTR = (ERV/P) - 1


    Where:

    CTR     =          The  cumulative total return  net of Sub-Account  recurring charges for the period.

    ERV     =          The ending redeemable value  of the hypothetical investment  at the end  of the  period. (In certain cases the  Contract maintenance fee may be assumed to be waived.)

    P       =          A hypothetical single Purchase Payment of $1,000.


EFFECT OF THE CONTRACT MAINTENANCE FEE ON PERFORMANCE DATA


    The Contract provides for a $35 Annual Contract Maintenance Fee to be deducted annually at the end of each Contract Year, from the Sub-Accounts based on the proportion that the value of each such account bears to the total Contract Account Value. For purposes of reflecting the Contract Maintenance Fee in yield and total return quotations, the annual charge is converted into a per dollar per day charge based on the average Variable Contract Value of all Contracts on the last day of the period for which quotations are provided. The per-dollar per-day average charge is then adjusted to reflect the basis upon which the particular quotation is calculated.


                         SAFEKEEPING OF ACCOUNT ASSETS

    Title to the assets of the Variable Account are held by Protective Life. The assets are kept physically segregated and held separate and apart from the Company's General Account assets and from the assets in any other separate account.

    Records are maintained of all purchases and redemptions of Fund shares held by each of the Sub-Accounts.

    The officers and employees of Protective Life are covered by an insurance company blanket bond issued in the amount of $15 million dollars. The bond insures against dishonest and fraudulent acts of officers and employees.

                                STATE REGULATION

    Protective Life is subject to regulation and supervision by the Department of Insurance of the State of Tennessee which periodically examines its affairs. It is also subject to the insurance laws and regulations of all jurisdictions where it is authorized to do business. A copy of the Contract form has been filed with, and where required approved by, insurance officials in each jurisdiction where the Contracts are sold. Protective Life is required to submit annual statements of its operations, including financial statements, to the insurance departments of the various jurisdictions in which it does business for the purposes of determining solvency and compliance with local insurance laws and regulations.

                              RECORDS AND REPORTS

    Protective Life will maintain all records and accounts relating to the Variable Account. As presently required by the 1940 Act and regulations promulgated thereunder, reports containing such information as may be required under the Act or by any other applicable law or regulation will be sent to Owner(s) periodically at the last known address.

                                 LEGAL MATTERS

    Sutherland, Asbill & Brennan of Washington, D.C. has provided advice on certain matters relating to the federal securities laws.

                                    EXPERTS


    The statement of assets and liabilities of The Protective Variable Annuity Separate Account (comprised of seven sub-accounts) as of December 31, 1996 and 1995 and the related statements of operations and changes in net assets for the years ended December 31, 1996 and 1995 included in this Statement of Additional Information and in the registration statement have been included herein in reliance on the report of Coopers and Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.



    The consolidated balance sheets of Protective Life as of December 31, 1996 and 1995 and the related consolidated statements of income, stockholder's equity and cash flows for each of the three years in the period ended December 31, 1996 and the related financial statement schedules included in this Statement of Additional Information and in the registration statement have been included herein in reliance on the report. Coopers & Lybrand L.L.P., independent accountants, given on the authority of that firm as experts in accounting and auditing.


                               OTHER INFORMATION

    A registration statement has been filed with the SEC under the Securities Act of 1933 as amended, with respect to the Contracts discussed in this Statement of Additional Information. Not all the information set forth in the registration statement, amendments and exhibits thereto has been included in this Statement of Additional Information. Statements contained in this Statement of Additional Information concerning the content of the Contracts and other legal instruments are intended to be summaries. For a complete statement of the terms of these documents, reference should be made to the instruments filed with the SEC at 450 Fifth Street, N.W., Washington, DC 20549.

                              FINANCIAL STATEMENTS


    The audited statement of assets and liabilities of The Protective Variable Annuity Separate Account (comprised of seven sub-accounts as of December 31, 1996 and 1995 and the related statements of operations and changes in net assets for the years ended December 31, 1996 and 1995 as well as the Report of Independent Accountants are contained herein.



    The audited consolidated balance sheets for Protective Life as of December 31, 1996 and 1995 and the related consolidated statements of income, stockholder's equity, and cash flows for the years ended December 31, 1996, 1995 and 1994 as well as the Report of Independent Accountants are contained herein.

                         INDEX TO FINANCIAL STATEMENTS


THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
Report of Independent Accountants....................................................        F-2
Statement of Assets and Liabilities as of December 31, 1996..........................        F-3
Statement of Assets and Liabilities as of December 31, 1995..........................        F-4
Statement of Operations for the period ended December 31, 1996.......................        F-5
Statement of Operations for the period from March 14, 1994 (date of inception)
 through December 31, 1995...........................................................        F-6
Statement of Changes in Net Assets for the period ended December 31, 1996............        F-7
Statement of Changes in Net Assets for the period from March 14, 1994 (date of
 inception) through December 31, 1995................................................        F-8
Notes to Financial Statements........................................................        F-9

PROTECTIVE LIFE INSURANCE COMPANY
Report of Independent Accountants....................................................       F-14
Consolidated Statements of Income for the years ended
 December 31, 1996, 1995 and 1994....................................................       F-15
Consolidated Balance Sheets as of December 31, 1996 and 1995.........................       F-16
Consolidated Statements of Stockholder's Equity for the years ended
 December 31, 1996, 1995 and 1994....................................................       F-17
Consolidated Statements of Cash Flows for the years ended
 December 31, 1996, 1995 and 1994....................................................       F-18
Notes to Consolidated Financial Statements...........................................       F-19
Financial Statement Schedules:
Schedule III--Supplementary Insurance Information....................................       F-40
Schedule IV--Reinsurance.............................................................       F-41



    All  other schedules  to the  consolidated financial  statements required by
Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Contractowners and Board of Directors of Protective Life Insurance Company


    We have audited the financial statements of The Protective Variable Annuity Separate Account (comprised of seven sub-accounts as of December 31, 1996 and 1995) included on pages F-3 through F-12 of this registration statement on Form N-4. These financial statements are the responsibility of the management of The Protective Variable Annuity Separate Account. Our responsibility is to express an opinion on these financial statements based on our audits.


    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of shares owned as of December 31, 1996 and 1995, with the transfer agent, State Street Bank and Trust. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Protective Variable Annuity Separate Account as of December 31, 1996 and 1995, the results of its operations, and the changes in its net assets for the years then ended, in conformity with generally accepted accounting principles.

                                          /s/ COOPERS & LYBRAND L.L.P.

Birmingham, Alabama
March 14, 1997

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENT OF ASSETS & LIABILITIES
                               DECEMBER 31, 1996

                                                   GROWTH AND   INTERNATIONAL                      SMALL CAP        SELECT
                                  MONEY MARKET       INCOME         EQUITY       GLOBAL INCOME       EQUITY         EQUITY
                                   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT
                                  -------------   ------------  --------------   --------------   ------------  --------------
ASSETS
Investment in Protective
 Investment Company at market
 value..........................   $ 6,106,516    $210,437,396   $ 96,613,499     $ 37,653,564    $64,304,118    $$101,547,462
Receivable from Protective Life
 Insurance Company..............                            67             32                1                              17
                                  -------------   ------------  --------------   --------------   ------------  --------------
    Total Assets................     6,106,516     210,437,463     96,613,531       37,653,565     64,304,118      101,547,479
                                  -------------   ------------  --------------   --------------   ------------  --------------
LIABILITIES
Payable to Protective Life
 Insurance Company..............             2                                                          1,837
                                  -------------   ------------  --------------   --------------   ------------  --------------
NET ASSETS......................   $ 6,106,514    $210,437,463   $ 96,613,531     $ 37,653,565    $64,302,281    $ 101,547,479
                                  -------------   ------------  --------------   --------------   ------------  --------------
                                  -------------   ------------  --------------   --------------   ------------  --------------


                                  CAPITAL GROWTH
                                   SUB-ACCOUNT
                                  --------------
ASSETS
Investment in Protective
 Investment Company at market
 value..........................   $ 30,194,123
Receivable from Protective Life
 Insurance Company..............              2
                                  --------------
    Total Assets................     30,194,125
                                  --------------
LIABILITIES
Payable to Protective Life
 Insurance Company..............
                                  --------------
NET ASSETS......................   $ 30,194,125
                                  --------------
                                  --------------


                See accompanying notes to financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENT OF ASSETS & LIABILITIES
                               DECEMBER 31, 1995

                                     MONEY       GROWTH AND   INTERNATIONAL     GLOBAL      SMALL CAP     SELECT       CAPITAL
                                    MARKET         INCOME        EQUITY         INCOME       EQUITY       EQUITY       GROWTH
                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
ASSETS
Investment in Protective
 Investment Company at market
 value..........................  $5,069,725    $128,075,984   $58,841,698    $31,085,316  $43,829,693  $56,723,469  $10,715,962
Receivable from Protective Life
 Insurance Company..............         656          13,682        39,251                                   4,345            1
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
    Total Assets................   5,070,381     128,089,666    58,880,949    31,085,316   43,829,693   56,727,814   10,715,963
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
LIABILITIES
Payable to Protective Life
 Insurance Company..............                                                       9       12,448
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
NET ASSETS......................  $5,070,381    $128,089,666   $58,880,949    $31,085,307  $43,817,245  $56,727,814  $10,715,963
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
Held for the benefit of
 contractowners.................  $4,527,278    $126,791,235   $55,439,027    $27,603,498  $42,857,683  $55,353,296  $9,646,655
Attributable to Protective Life
 Insurance Company..............     543,103       1,298,431     3,441,922     3,481,809      959,562    1,374,518    1,069,308
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
NET ASSETS......................  $5,070,381    $128,089,666   $58,880,949    $31,085,307  $43,817,245  $56,727,814  $10,715,963
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------
                                  -----------   ------------  -------------   -----------  -----------  -----------  -----------

                See accompanying notes to financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                    GROWTH AND    INTERNATIONAL                      SMALL CAP
                                    MONEY MARKET      INCOME          EQUITY       GLOBAL INCOME       EQUITY      SELECT EQUITY
                                    SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                                    ------------   ------------   --------------   --------------   ------------   --------------
INVESTMENT INCOME
  Dividends.......................   $ 248,305      $3,507,449      $   38,511       $2,275,316     $   169,888      $1,160,405
EXPENSE
  Mortality and expense risk and
   administrative charges.........      71,685       2,340,504       1,098,610          461,193         785,356       1,112,352
                                    ------------   ------------   --------------   --------------   ------------   --------------
  Net investment income (loss)....     176,620       1,166,945      (1,060,099)       1,814,123        (615,468)         48,053
                                    ------------   ------------   --------------   --------------   ------------   --------------
NET REALIZED AND UNREALIZED GAINS
 ON INVESTMENTS
Net realized gain from redemption
 of investment shares.............                     281,848         708,750           87,277          88,867         395,474
Capital gain distribution.........                  13,670,980       1,981,161          594,633       6,634,413       2,376,286
                                    ------------   ------------   --------------   --------------   ------------   --------------
Net realized gain on
 investments......................                  13,952,828       2,689,911          681,910       6,723,280       2,771,760
Net unrealized appreciation on
 investments during the period....                  24,330,426      10,642,866          244,006       2,301,054      11,947,834
                                    ------------   ------------   --------------   --------------   ------------   --------------
Net realized and unrealized gain
 on investments...................                  38,283,254      13,332,777          925,916       9,024,334      14,719,594
                                    ------------   ------------   --------------   --------------   ------------   --------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS........   $ 176,620      $39,450,199     $12,272,678      $2,740,039     $ 8,408,866      $14,767,647
                                    ------------   ------------   --------------   --------------   ------------   --------------
                                    ------------   ------------   --------------   --------------   ------------   --------------

                                      CAPITAL
                                       GROWTH
                                    SUB-ACCOUNT
                                    ------------
INVESTMENT INCOME
  Dividends.......................  $   315,147
EXPENSE
  Mortality and expense risk and
   administrative charges.........      280,793
                                    ------------
  Net investment income (loss)....       34,354
                                    ------------
NET REALIZED AND UNREALIZED GAINS
 ON INVESTMENTS
Net realized gain from redemption
 of investment shares.............      143,094
Capital gain distribution.........      399,865
                                    ------------
Net realized gain on
 investments......................      542,959
Net unrealized appreciation on
 investments during the period....    3,490,010
                                    ------------
Net realized and unrealized gain
 on investments...................    4,032,969
                                    ------------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS........  $ 4,067,323
                                    ------------
                                    ------------


                See accompanying notes to financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                            STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                   MONEY      GROWTH AND   INTERNATIONAL     GLOBAL       SMALL CAP      SELECT        CAPITAL
                                  MARKET        INCOME        EQUITY         INCOME        EQUITY        EQUITY        GROWTH
                                SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------
INVESTMENT INCOME
  Dividends...................   $250,293     $1,951,172    $2,156,956     $2,247,841    $  363,638    $  598,538     $ 80,038
EXPENSE
  Mortality and expense risk
   and administrative
   charges....................     60,322      1,143,860       528,362        289,867       457,024       479,112       31,831
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------
  Net investment income
   (loss).....................    189,971        807,312     1,628,594      1,957,974       (93,386)      119,426       48,207
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON INVESTMENTS
Net realized gain (loss) from
 redemption of investment
 shares.......................                     1,665         2,202          2,816         4,554           219         (107)
Capital gain distribution.....                 3,237,795                      537,311       495,325       839,755
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------
Net realized gain (loss) on
 investments..................                 3,239,460         2,202        540,127       499,879       839,974         (107)
Net unrealized appreciation on
 investments during the
 period.......................                15,447,106     5,944,351        894,555     1,111,428     8,665,501      180,135
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------
Net realized and unrealized
 gain on investments..........                18,686,566     5,946,553      1,434,682     1,611,307     9,505,475      180,028
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------
NET INCREASE IN NET ASSETS
 RESULTING FROM OPERATIONS....   $189,971     $19,493,878   $7,575,147     $3,392,656    $1,517,921    $9,624,901     $228,235
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------
                                -----------   -----------  -------------   -----------   -----------   -----------   -----------

                See accompanying notes to financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1996

                                                    GROWTH AND     INTERNATIONAL                       SMALL CAP         SELECT
                                  MONEY MARKET        INCOME           EQUITY       GLOBAL INCOME       EQUITY           EQUITY
                                  SUB-ACCOUNT       SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                                ----------------   -------------   --------------   --------------   -------------   --------------
FROM OPERATIONS
Net investment income (loss)..  $     176,620      $   1,166,945    $ (1,060,099)    $  1,814,123    $   (615,468)    $      48,053
Net realized gain on
 investments..................                        13,952,828       2,689,911          681,910       6,723,280         2,771,760
Net unrealized appreciation of
 investments during the
 period.......................                        24,330,426      10,642,866          244,006       2,301,054        11,947,834
                                ----------------   -------------   --------------   --------------   -------------   --------------
Net increase in net assets
 resulting from operations....        176,620         39,450,199      12,272,678        2,740,039       8,408,866        14,767,647
                                ----------------   -------------   --------------   --------------   -------------   --------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net
 payments.....................      3,253,963         32,897,893      21,531,594        7,193,776      11,302,973        22,772,322
Contract maintenance fees.....         (1,848)           (97,514)        (44,293)         (14,330)        (35,324)          (41,846)
Surrenders....................     (1,685,935)        (4,734,273)     (2,001,419)      (1,335,682)     (1,991,392)       (2,341,900)
Death benefits................        (23,760)        (1,013,995)       (524,985)        (297,967)       (446,636)         (382,788)
Transfer (to) from other
 portfolios...................       (130,107)        17,202,066      10,331,059        1,886,745       4,344,711        11,517,266
                                ----------------   -------------   --------------   --------------   -------------   --------------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions.................      1,412,313         44,254,177      29,291,956        7,432,542      13,174,332        31,523,054
                                ----------------   -------------   --------------   --------------   -------------   --------------
Capital withdrawal by
 Protective Life Insurance
 Company......................       (552,800)        (1,356,579)     (3,832,052)      (3,604,323)     (1,098,162)       (1,471,036)
                                ----------------   -------------   --------------   --------------   -------------   --------------
Total increase in net assets..      1,036,133         82,347,797      37,732,582        6,568,258      20,485,036        44,819,665
NET ASSETS
Beginning of Year.............      5,070,381        128,089,666      58,880,949       31,085,307      43,817,245        56,727,814
                                ----------------   -------------   --------------   --------------   -------------   --------------
End of Year...................  $   6,106,514      $ 210,437,463    $ 96,613,531     $ 37,653,565    $ 64,302,281     $ 101,547,479
                                ----------------   -------------   --------------   --------------   -------------   --------------
                                ----------------   -------------   --------------   --------------   -------------   --------------


                                CAPITAL GROWTH
                                 SUB-ACCOUNT
                                --------------
FROM OPERATIONS
Net investment income (loss)..   $     34,354
Net realized gain on
 investments..................        542,959
Net unrealized appreciation of
 investments during the
 period.......................      3,490,010
                                --------------
Net increase in net assets
 resulting from operations....      4,067,323
                                --------------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net
 payments.....................     11,385,928
Contract maintenance fees.....         (9,250)
Surrenders....................       (581,887)
Death benefits................        (91,171)
Transfer (to) from other
 portfolios...................      5,858,727
                                --------------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions.................     16,562,347
                                --------------
Capital withdrawal by
 Protective Life Insurance
 Company......................     (1,151,508)
                                --------------
Total increase in net assets..     19,478,162
NET ASSETS
Beginning of Year.............     10,715,963
                                --------------
End of Year...................   $ 30,194,125
                                --------------
                                --------------


                See accompanying notes to financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       STATEMENT OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


                                   MONEY       GROWTH AND   INTERNATIONAL     GLOBAL      SMALL CAP     SELECT       CAPITAL
                                  MARKET         INCOME        EQUITY         INCOME       EQUITY       EQUITY       GROWTH
                                SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT  SUB-ACCOUNT
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
FROM OPERATIONS
Net investment income (loss)..  $189,971      $    807,312   $ 1,628,594    $1,957,974   $  (93,386 ) $  119,426   $   48,207
Net realized gain (loss) on
 investments..................                   3,239,460         2,202       540,127      499,879      839,974         (107 )
Net unrealized appreciation of
 investments during the
 period.......................                  15,447,106     5,944,351       894,555    1,111,428    8,665,501      180,135
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
Net increase in net assets
 resulting from operations....   189,971        19,493,878     7,575,147     3,392,656    1,517,921    9,624,901      228,235
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
FROM VARIABLE ANNUITY CONTRACT
 TRANSACTIONS
Contractowners' net payments..  6,126,751       45,477,435    16,054,696     7,765,493   14,325,776   20,446,022    6,122,896
Contract maintenance fees.....      (732)          (47,199)      (25,982)       (9,878 )    (23,081 )    (19,334 )       (389 )
Surrenders....................   (50,606)       (1,504,565)     (673,544)     (653,836 )   (473,441 )   (456,144 )    (27,006 )
Death benefits................  (105,389)         (511,376)     (437,588)     (395,149 )   (402,785 )    (52,809 )
Transfer (to) from other
 portfolios...................  (4,702,127)     22,838,526     8,972,784     3,696,604    7,032,614    9,448,460    3,396,023
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
Net increase in net assets
 resulting from variable
 annuity contract
 transactions.................  1,267,897       66,252,821    23,890,366    10,403,234   20,459,083   29,366,195    9,491,524
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
Capital contribution from
 Protective Life Insurance
 Company......................                                                                                        996,204
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
Total increase in net
 assets.......................  1,457,868       85,746,699    31,465,513    13,795,890   21,977,004   38,991,096   10,715,963
NET ASSETS
Beginning of Year.............  3,612,513       42,342,967    27,415,436    17,289,417   21,840,241   17,736,718
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
End of Year...................  $5,070,381    $128,089,666   $58,880,949    $31,085,307  $43,817,245  $56,727,814  $10,715,963
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------
                                -----------   ------------  -------------   -----------  -----------  -----------  -----------


                See accompanying notes to financial statements.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      OF PROTECTIVE LIFE INSURANCE COMPANY
                       NOTES TO THE FINANCIAL STATEMENTS

1.  ORGANIZATION
    The Protective Variable Annuity Separate Account (Separate Account) was established by Protective Life Insurance Company (Protective Life) under the provisions of Tennessee law and commenced operations on March 14, 1994. The Separate Account is an investment account to which net proceeds from individual flexible premium deferred variable annuity contracts (the Contracts) are allocated until maturity or termination of the Contracts.

    Protective Life has structured the Separate Account into a unit investment trust form registered with the U.S. Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The Separate Account is comprised of the following sub-accounts: Money Market, Growth and Income, International Equity, Global Income, Small Cap Equity, Select Equity, and Capital Growth. The Capital Growth sub-account was added June 13, 1995, with sales beginning July 3, 1995. Funds are transferred to Protective Investment Company (the Fund) in exchange for shares of the corresponding portfolio of the Fund.

    Gross premiums from the Contracts are allocated to the sub-accounts in accordance with contractowner instructions and are recorded as variable annuity contract transactions in the statement of changes in net assets. Such amounts are used to provide money to pay contract values under the Contracts (Note 4). The Separate Account's assets are the property of Protective Life.

    Contractowners may allocate some or all of gross premiums or transfer some or all of the contract value to the fixed account, which is part of Protective Life's general account. The assets of Protective Life's general account support its insurance and annuity obligations and are subject to Protective Life's general liabilities from business operations.

    Transfers to/from other portfolios, included in the statement of changes  in
net   assets,  are  transfers  between   the  individual  sub-accounts  and  the
sub-accounts and the fixed account.

2.  SIGNIFICANT ACCOUNTING POLICIES

    INVESTMENT VALUATION: Investments are made in shares and are valued at the net asset values of the respective portfolios. Transactions with the Funds are recorded on the trade date. Dividend income is recorded on the ex-dividend date.

    REALIZED GAINS AND LOSSES: Realized gains and losses on investments include gains and losses on redemptions of the Fund's shares (determined on the last-in-first-out (LIFO) basis) and capital gain distributions from the Fund.

    DIVIDEND INCOME AND CAPITAL GAIN DISTRIBUTIONS: Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions are from net investment income and net realized gains recorded in the Investment Company financials.

    USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make various estimates that affect the reported amounts of assets and liabilities, at the date of the financial statements, as well as the reported amounts of income and expenses, during the reporting period. Actual results could differ from those estimates.

    FEDERAL INCOME TAXES: The operation of the Separate Account is included in the Federal income tax return of Protective Life. Under the provisions of the Contracts, Protective Life has the right to charge the Separate Account for Federal income tax attributable to the Separate Account. No charge is currently being made against the Separate Account for such tax.

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      OF PROTECTIVE LIFE INSURANCE COMPANY
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

2.  SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

    RECLASSIFICATIONS: Certain reclassifications have been made in previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on previously reported net assets.


3.  INVESTMENTS
    At December 31, 1996, the investments by the respective sub-accounts were as follows:

                                                          SHARES            COST          MARKET VALUE
                                                       -------------  ----------------  ----------------
Money Market.........................................      6,106,516  $      6,106,516  $      6,106,516
Growth and Income....................................     14,837,344  $    171,509,698  $    210,437,396
International Equity.................................      7,509,791  $     80,404,907  $     96,613,499
Global Income........................................      3,699,891  $     36,893,699  $     37,653,564
Small Capital........................................      6,416,426  $     62,547,565  $     64,304,118
Select Equity........................................      6,578,183  $     81,272,809  $    101,547,462
Capital Growth.......................................      2,387,531  $     26,523,976  $     30,194,123

    At December 31, 1995, the investments by the respective sub-accounts were as follows:

                                                          SHARES            COST          MARKET VALUE
                                                       -------------  ----------------  ----------------
Money Market.........................................      5,069,725  $      5,069,725  $      5,069,725
Growth and Income....................................     10,500,900  $    113,478,580  $    128,075,984
International Equity.................................      5,327,322  $     53,276,947  $     58,841,698
Global Income........................................      3,085,550  $     30,569,472  $     31,085,316
Small Capital........................................      4,689,953  $     44,376,148  $     43,829,693
Select Equity........................................      4,327,028  $     48,397,125  $     56,723,469
Capital Growth.......................................      1,009,714  $     10,535,827  $     10,715,962

    During the year ended December 31, 1996, transactions in shares were as follows:


                                   MONEY      GROWTH &    INTERNATIONAL   GLOBAL        SMALL       SELECT       CAPITAL
                                  MARKET       INCOME        EQUITY       INCOME       CAPITAL      EQUITY       GROWTH
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
Shares purchased..............   10,013,890    3,458,329    2,374,625       866,789    1,384,189    2,173,261    1,447,658
Shares received from
 reinvestment of dividends....      247,679    1,220,863      159,071       282,658      689,037      225,031       56,182
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
Total shares acquired.........   10,261,569    4,679,192    2,533,696     1,149,447    2,073,226    2,398,292    1,503,840
Shares redeemed...............   (9,224,778)    (342,748)    (351,227)     (535,106)    (346,753)    (147,137)    (126,023)
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net increase in shares
 owned........................    1,036,791    4,336,444    2,182,469       614,341    1,726,473    2,251,155    1,377,817
Shares owned, beginning of the
 period.......................    5,069,725   10,500,900    5,327,322     3,085,550    4,689,953    4,327,028    1,009,714
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
Shares owned, end of the
 period.......................    6,106,516   14,837,344    7,509,791     3,699,891    6,416,426    6,578,183    2,387,531
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
Cost of shares acquired.......  $10,260,885  $62,406,535   $30,711,029  $11,715,743  $21,754,619  $34,540,135  $17,294,534
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
Cost of shares redeemed.......  $(9,224,094) $(4,375,417)  $(3,583,069) $(5,391,516) $(3,583,202) $(1,664,451) $(1,306,385)
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------
                                -----------  -----------  ------------  -----------  -----------  -----------  -----------

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      OF PROTECTIVE LIFE INSURANCE COMPANY
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

3.  INVESTMENTS (CONTINUED)
    During the year ended December 31, 1995, transactions in shares were as follows:


                                    MONEY      GROWTH &    INTERNATIONAL   GLOBAL        SMALL       SELECT       CAPITAL
                                   MARKET       INCOME        EQUITY       INCOME       CAPITAL      EQUITY       GROWTH*
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
Seed money shares..............                                                                                     100,000
Shares purchased...............    6,574,118    5,729,393    2,342,381     1,118,638    2,280,032    2,427,119      907,363
Shares received from
 reinvestment of dividends.....      250,293      431,665      195,153       276,357       91,939      109,717        7,542
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
Total shares acquired..........    6,824,411    6,161,058    2,537,534     1,394,995    2,371,971    2,536,836    1,014,905
Shares redeemed................   (5,373,174)     (39,022)     (68,403)     (117,597)    (118,857)     (10,636)      (5,191)
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
Net increase in shares owned...    1,451,237    6,122,036    2,469,131     1,277,398    2,253,114    2,526,200    1,009,714
Shares owned, beginning of the
 period........................    3,618,488    4,378,864    2,858,191     1,808,152    2,436,839    1,800,828
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
Shares owned, end of the
 period........................    5,069,725   10,500,900    5,327,322     3,085,550    4,689,953    4,327,028    1,009,714
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
Cost of shares acquired........  $ 6,824,411  $70,760,045   $26,263,351  $14,101,639  $22,017,719  $30,455,928  $10,590,244
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
Cost of shares redeemed........  $ 5,373,177  $   436,285   $  751,065   $ 1,192,350  $ 1,112,200  $   115,409  $    54,417
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------
                                 -----------  -----------  ------------  -----------  -----------  -----------  -----------


------------------------
* date of inception, June 13, 1995

4.  RELATED PARTY TRANSACTIONS
    Contractowners' net payments represent premiums received from policyholders less certain deductions made by Protective Life. These deductions may include
(1) premium tax charges, (2) surrender charges, and (3) transfer fees.

    There are no sales expenses deducted from premiums at the time the premiums are paid.

    Premium taxes, when applicable, will be deducted, as provided under applicable law, either from premiums when received, upon full or partial surrenders of the contract or from the amount applied to effect an annuity at the time annuity payments commence.


    If a Contract has not been in force for six years, upon surrender or for certain withdrawals, a surrender charge is deducted from the proceeds. Surrender charges may be decreased or waived on Contracts meeting certain restrictions as determined by Protective Life. Surrender charges of $355,926 and $97,112 were assessed on surrenders of $14,672,488 and $3,839,142 during 1996 and 1995, respectively.


    Protective Life has the right to charge $25 for each transfer after the first twelve transfers in any contract year. No transfer fees were assessed in 1996 or 1995, as no customer has requested more than twelve transfers in a contract year.

    An administrative charge is assessed on an annual basis equal to .15% of the daily net asset value of each sub-account in the Separate Account.


    The Separate Account is charged a daily mortality and expense risk charge at an annual rate of 1.25% of the net asset value of each Sub-Account. Protective Life assumes mortality risk in that annuitants may live for a longer period of time than estimated when the guarantees in the Contract were established. The expense risk that Protective Life assumes is the risk that administrative charges, contract maintenance fees, and transfer fees may be insufficient to cover actual future expenses. The mortality risk that Protective Life assumes also includes a guarantee to pay a death

                THE PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                      OF PROTECTIVE LIFE INSURANCE COMPANY
                 NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)

4.  RELATED PARTY TRANSACTIONS (CONTINUED)
benefit if the contractowner dies before the annuity commencement date. The death benefit payable to the designated beneficiary depends on the age of the deceased owner on the date of death and the provision for death benefits at the purchase date of the annuity. If the policy was purchased before May 1, 1996, the guaranteed death benefit is equal to the sum of: (1) the Fixed Account Value (payable directly from Protective Life); plus (2) the greater of: (a) the Separate Account value, or (b) the total net premiums allocated to the Separate Account less previous transfers from the Separate Account, partial surrenders, and any applicable surrender charges and contract maintenance fees, increased by amounts transferred to the Separate Account and interest at a compounded annual effective interest rate of 5% credited as of each contract anniversary up to any contractowner's 80th birthday. If the policy was purchased after May 1, 1996, and the owners death is prior to the Owner's 90th birthday, the Death Benefit is the greater of: (1) the Contract Value; or (2) total Purchase Payments made under the Contract reduced by any partial surrenders, withdrawals and associated Surrender Charges; or (3) the Maximum Anniversary Value. If the Owner's death occurs after the deceased Owner's 90th birthday, the Death Benefit is the Contract Value.

    A contract maintenance fee of $35 is deducted on each contract anniversary date, and on any day that the contract is surrendered, if such surrender occurs on any day other than the contract anniversary date. The contract fee may be waived under certain circumstances. Contract maintenance fees assessed were $244,405 and $126,595 during 1996 and 1995, respectively.

    The net assets of each sub-account of the Separate Account reflect the investment management fees and other operating expenses incurred by the Funds.


    Protective Life offers a loan privilege to contractowners of section 403(b) policies that are not subject to Title I of ERISA. Such contractowners may obtain loans using the Contract as the only security for the loan. Loans are subject to provisions of the Internal Revenue Code of 1986, as amended, and to applicable retirement program rules. Loans outstanding approximated $289,000 and $157,000 at December 31, 1996 and 1995, respectively.

                         INDEX TO FINANCIAL STATEMENTS

Report of Independent Accountants....................................................       F-14

Consolidated Statements of Income for the years ended
 December 31, 1996, 1995, and 1994...................................................       F-15

Consolidated Balance Sheets as of December 31, 1996 and 1995.........................       F-16

Consolidated Statements of Stockholder's Equity for the years ended
 December 31, 1996, 1995, and 1994...................................................       F-17

Consolidated Statements of Cash Flows for the years ended
 December 31, 1996, 1995, and 1994...................................................       F-18

Notes to Consolidated Financial Statements...........................................       F-19

Financial Statement Schedules:

  Schedule III -- Supplementary Insurance Information................................       F-40

  Schedule IV -- Reinsurance.........................................................       F-41

    All other schedules to the consolidated financial statements required by
Article 7 of Regulation S-X are not required under the related instructions or are inapplicable and therefore have been omitted.

                       REPORT OF INDEPENDENT ACCOUNTANTS

To the Directors and Stockholder
Protective Life Insurance Company
Birmingham, Alabama


    We have audited the consolidated financial statements and the financial statement schedules of Protective Life Insurance Company and Subsidiaries included on pages F-15 through F-41 of this registration statement on Form N-4. These financial statements and financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedules based on our audits.


    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial position of Protective Life Insurance Company and Subsidiaries as of December 31, 1996 and 1995, and the consolidated results of their operations and their cash flows for each of the three years in the period ended December 31, 1996, in conformity with generally accepted accounting principles. In addition, in our opinion, the financial statement schedules referred to above, when considered in relation to the basic financial statements taken as a whole, present fairly, in all material respects, the information required to be included therein.

                                          COOPERS & LYBRAND L.L.P.
February 11, 1997
Birmingham, Alabama

                       PROTECTIVE LIFE INSURANCE COMPANY

                       CONSOLIDATED STATEMENTS OF INCOME

                             (DOLLARS IN THOUSANDS)

                                                                                    YEAR ENDED DECEMBER 31
                                                                             -------------------------------------
                                                                                1996         1995         1994
                                                                             -----------  -----------  -----------
REVENUES
  Premiums and policy fees (net of reinsurance ceded: 1996-$308,174;
    1995-$333,173; 1994-$172,575)..........................................  $   462,050  $   411,682  $   402,772
  Net investment income....................................................      498,781      458,433      408,933
  Realized investment gains (losses).......................................        5,510        1,951        6,298
  Other income.............................................................        5,010        1,355       11,977
                                                                             -----------  -----------  -----------
                                                                                 971,351      873,421      829,980
                                                                             -----------  -----------  -----------
BENEFITS AND EXPENSES
  Benefits and settlement expenses (net of reinsurance ceded:
    1996-$215,424; 1995-$247,224; 1994-$112,922)...........................      626,893      553,100      517,110
  Amortization of deferred policy acquisition costs........................       91,001       82,700       88,089
  Other operating expenses (net of reinsurance ceded: 1996-$81,839;
    1995-$84,855; 1994-$14,326)............................................      128,148      119,888      119,203
                                                                             -----------  -----------  -----------
                                                                                 846,042      755,688      724,402
                                                                             -----------  -----------  -----------
INCOME BEFORE INCOME TAX...................................................      125,309      117,733      105,578
INCOME TAX EXPENSE (BENEFIT)
  Current..................................................................       44,908       47,009       37,586
  Deferred.................................................................       (2,142)      (6,972)      (4,731)
                                                                             -----------  -----------  -----------
                                                                                  42,766       40,037       32,855
                                                                             -----------  -----------  -----------
NET INCOME.................................................................  $    82,543  $    77,696  $    72,723
                                                                             -----------  -----------  -----------
                                                                             -----------  -----------  -----------

                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY

                          CONSOLIDATED BALANCE SHEETS

                (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                DECEMBER 31
                                                                                           ----------------------
                                                                                              1996        1995
                                                                                           ----------  ----------
ASSETS
Investments:
  Fixed maturities, at market (amortized cost: 1996-$4,648,525; 1995-$3,789,926).........  $4,662,997  $3,891,932
  Equity securities, at market (cost: 1996-$31,669; 1995-$35,448)........................      35,250      38,711
  Mortgage loans on real estate..........................................................   1,503,781   1,835,057
  Investment real estate, net of accumulated depreciation (1996-$911; 1995-$1,032).......      14,172      20,788
  Policy loans...........................................................................     166,704     143,372
  Other long-term investments............................................................      29,193      43,875
  Short-term investments.................................................................     101,215      46,891
                                                                                           ----------  ----------
    Total investments....................................................................   6,513,312   6,020,626
Cash.....................................................................................     114,384       6,198
Accrued investment income................................................................      70,541      61,004
Accounts and premiums receivable, net of allowance for uncollectible amounts
  (1996-$2,525; 1995-$2,342).............................................................      43,469      35,492
Reinsurance receivables..................................................................     332,614     271,018
Deferred policy acquisition costs........................................................     488,201     410,183
Property and equipment, net..............................................................      35,489      34,211
Receivables from related parties.........................................................                   1,961
Other assets.............................................................................      14,636      13,096
Assets related to separate accounts......................................................     550,697     324,904
                                                                                           ----------  ----------
                                                                                           $8,163,343  $7,178,693
                                                                                           ----------  ----------
                                                                                           ----------  ----------
LIABILITIES
Policy liabilities and accruals:
  Future policy benefits and claims......................................................  $2,448,449  $1,928,154
  Unearned premiums......................................................................     257,553     193,767
                                                                                           ----------  ----------
                                                                                            2,706,002   2,121,921
Guaranteed investment contract deposits..................................................   2,474,728   2,451,693
Annuity deposits.........................................................................   1,331,067   1,280,069
Other policyholders' funds...............................................................     142,221     134,380
Other liabilities........................................................................     117,847     109,538
Accrued income taxes.....................................................................       1,854         838
Deferred income taxes....................................................................      37,722      67,420
Indebtedness to related parties..........................................................      25,014      34,693
Liabilities related to separate accounts.................................................     550,697     324,904
                                                                                           ----------  ----------
    Total liabilities....................................................................   7,387,152   6,525,456
                                                                                           ----------  ----------
COMMITMENTS AND CONTINGENT LIABILITIES -- NOTE G
REDEEMABLE PREFERRED STOCK, $1.00 par value, at redemption value Shares authorized and
  issued: 2,000..........................................................................                   2,000
                                                                                                       ----------

STOCKHOLDER'S EQUITY
Preferred Stock, $1.00 par value, shares authorized and issued: 2,000, liquidation
  preference $2,000......................................................................           2
Common Stock, $1.00 par value............................................................       5,000       5,000
  Shares authorized and issued: 5,000,000
Additional paid-in capital...............................................................     237,992     144,494
Net unrealized gains on investments (net of income tax: 1996-$3,601; 1995-$31,157).......       6,688      57,863
Retained earnings........................................................................     532,088     449,645
Note receivable from PLC Employee Stock Ownership Plan...................................      (5,579)     (5,765)
                                                                                           ----------  ----------
    Total stockholder's equity...........................................................     776,191     651,237
                                                                                           ----------  ----------
                                                                                           $8,163,343  $7,178,693
                                                                                           ----------  ----------
                                                                                           ----------  ----------

                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY

                CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

                (DOLLARS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)

                                                                                                               NOTE
                                                                                      NET                   RECEIVABLE
                                                                    ADDITIONAL     UNREALIZED                  FROM
                                         PREFERRED       COMMON       PAID-IN    GAINS (LOSSES)  RETAINED       PLC
                                           STOCK          STOCK       CAPITAL    ON INVESTMENTS  EARNINGS      ESOP
                                      ---------------  -----------  -----------  --------------  ---------  -----------
Balance, December 31, 1993..........                    $   5,000    $ 126,494     $   39,284    $ 305,176   $  (5,964)
  Net income for 1994...............                                                                72,723
  Preferred dividends ($425 per
    share)..........................                                                                  (850)
  Decrease in net unrealized gains
    on investments..................                                                 (146,816)
  Decrease in note receivable from
    PLC ESOP........................                                                                                28
                                                --
                                                       -----------  -----------  --------------  ---------  -----------
Balance, December 31, 1994..........                        5,000      126,494       (107,532)     377,049      (5,936)
  Net income for 1995...............                                                                77,696
  Common dividends ($1.00 per
    share)..........................                                                                (5,000)
  Preferred dividends ($50 per
    share)..........................                                                                  (100)
  Increase in net unrealized gains
    on investments..................                                                  165,395
  Capital contribution from PLC.....                                    18,000
  Decrease in note receivable from
    PLC ESOP........................                                                                               171
                                                --
                                                       -----------  -----------  --------------  ---------  -----------
Balance, December 31, 1995..........                        5,000      144,494         57,863      449,645      (5,765)
  Net income for 1996...............                                                                82,543
  Redemption feature of preferred
    stock removed-Note I............     $       2                       1,998
  Preferred dividends ($50 per
    share)..........................                                                                  (100)
  Decrease in net unrealized gains
    on investments..................                                                  (51,175)
  Capital contribution from PLC.....                                    91,500
  Decrease in note receivable from
    PLC ESOP........................                                                                               186
                                                --
                                                       -----------  -----------  --------------  ---------  -----------
Balance, December 31, 1996..........     $       2      $   5,000    $ 237,992     $    6,688    $ 532,088   $  (5,579)
                                                --
                                                --
                                                       -----------  -----------  --------------  ---------  -----------
                                                       -----------  -----------  --------------  ---------  -----------


                                          TOTAL
                                      STOCKHOLDER'S
                                         EQUITY
                                      -------------
Balance, December 31, 1993..........   $   469,990
  Net income for 1994...............        72,723
  Preferred dividends ($425 per
    share)..........................          (850)
  Decrease in net unrealized gains
    on investments..................      (146,816)
  Decrease in note receivable from
    PLC ESOP........................            28

                                      -------------
Balance, December 31, 1994..........       395,075
  Net income for 1995...............        77,696
  Common dividends ($1.00 per
    share)..........................        (5,000)
  Preferred dividends ($50 per
    share)..........................          (100)
  Increase in net unrealized gains
    on investments..................       165,395
  Capital contribution from PLC.....        18,000
  Decrease in note receivable from
    PLC ESOP........................           171

                                      -------------
Balance, December 31, 1995..........       651,237
  Net income for 1996...............        82,543
  Redemption feature of preferred
    stock removed-Note I............         2,000
  Preferred dividends ($50 per
    share)..........................          (100)
  Decrease in net unrealized gains
    on investments..................       (51,175)
  Capital contribution from PLC.....        91,500
  Decrease in note receivable from
    PLC ESOP........................           186

                                      -------------
Balance, December 31, 1996..........   $   776,191

                                      -------------
                                      -------------


                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                             (DOLLARS IN THOUSANDS)

                                                                                         DECEMBER 31
                                                                            -------------------------------------
                                                                               1996         1995         1994
                                                                            -----------  -----------  -----------
CASH FLOWS FROM OPERATING ACTIVITIES
  Net income..............................................................  $    82,543  $    77,696  $    72,723
  Adjustments to reconcile net income to net cash provided by operating activities:
    Amortization of deferred policy acquisition costs.....................       91,001       84,501       88,089
    Capitalization of deferred policy acquisition costs...................      (77,078)     (89,266)    (127,566)
    Depreciation expense..................................................        5,333        4,317        4,280
    Deferred income taxes.................................................       (2,442)      (6,971)      (4,731)
    Accrued income taxes..................................................          893        5,537      (12,182)
    Interest credited to universal life and investment products...........      280,377      286,710      260,081
    Policy fees assessed on universal life and investment products........     (116,401)    (100,840)     (85,532)
    Change in accrued investment income and other receivables.............      (70,987)    (161,924)     (32,242)
    Change in policy liabilities and other policyholder funds of
      traditional life and health products................................      133,621      201,353       61,322
    Change in other liabilities...........................................        7,209       (3,270)      18,564
    Other (net)...........................................................       (4,281)      (6,634)      (1,475)
                                                                            -----------  -----------  -----------
Net cash provided by operating activities.................................      329,788      291,209      241,331
                                                                            -----------  -----------  -----------
CASH FLOWS FROM INVESTING ACTIVITIES
  Maturities and principal reduction of investments:
    Investments available for sale........................................    1,327,323    2,014,060      386,498
    Other.................................................................      168,898       78,568      153,945
  Sale of investments:
    Investment available for sale.........................................    1,569,119    1,523,454      630,095
    Other.................................................................      568,218      141,184       59,550
  Cost of investments acquired:
    Investments available for sale........................................   (3,798,631)  (3,626,877)  (1,807,658)
    Other.................................................................     (400,322)    (540,648)    (220,839)
  Acquisitions and bulk reinsurance assumptions...........................      264,126                   106,435
  Purchase of property and equipment......................................       (6,899)      (5,629)      (4,889)
  Sale of property and equipment..........................................          288          286          470
                                                                            -----------  -----------  -----------
Net cash used in investing activities.....................................     (307,880)    (415,602)    (696,393)
                                                                            -----------  -----------  -----------
CASH FLOWS FROM FINANCING ACTIVITIES
  Borrowings under line of credit arrangements and long-term debt.........      941,438    1,162,700      572,586
  Capital contribution from PLC...........................................       91,500       18,000
  Principal payments on line of credit arrangements and long-term debt....     (941,438)  (1,162,700)    (572,704)
  Principal payment on surplus note to PLC................................      (10,000)      (4,750)      (9,500)
  Dividends to stockholder................................................         (100)      (5,100)        (850)
  Investment product deposits and change in universal life deposits.......      949,122      908,063    1,417,980
  Investment product withdrawals..........................................     (944,244)    (785,622)    (976,401)
                                                                            -----------  -----------  -----------
Net cash provided by financing activities.................................       86,278      130,591      431,111
                                                                            -----------  -----------  -----------
INCREASE(DECREASE) IN CASH................................................      108,186        6,198      (23,951)
CASH AT BEGINNING OF YEAR.................................................        6,198            0       23,951
                                                                            -----------  -----------  -----------
CASH AT END OF YEAR.......................................................  $   114,384  $     6,198  $         0
                                                                            -----------  -----------  -----------
                                                                            -----------  -----------  -----------
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
  Cash paid during the year:
    Interest on debt......................................................  $     4,633  $     6,029  $     5,029
    Income taxes..........................................................       43,478  $    41,397  $    49,765
SUPPLEMENTAL SCHEDULE OF NONCASH INVESTING AND FINANCING ACTIVITIES
  Reduction of principal on note from ESOP................................  $       186  $       171  $        28
  Acquisitions and bulk reinsurance assumptions
    Assets acquired.......................................................  $   296,935  $       613  $   117,349
    Liabilities assumed...................................................     (364,862)     (21,800)    (166,595)
                                                                            -----------  -----------  -----------
    Net...................................................................  $   (67,927) $   (21,187) $   (49,246)
                                                                            -----------  -----------  -----------
                                                                            -----------  -----------  -----------

                See notes to consolidated financial statements.

                       PROTECTIVE LIFE INSURANCE COMPANY

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

    BASIS OF PRESENTATION

    The accompanying consolidated financial statements of Protective Life Insurance Company and subsidiaries ("Protective") are prepared on the basis of generally accepted accounting principles. Such accounting principles differ from statutory reporting practices used by insurance companies in reporting to state regulatory authorities. (See also Note B.)

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make various estimates that affect the reported amounts of assets and liabilities, disclosures of contingent assets and liabilities, as well as the reported amounts of revenues and expenses.

    ENTITIES INCLUDED

    The consolidated financial statements include the accounts, after intercompany eliminations, of Protective Life Insurance Company and its wholly-owned subsidiaries including Wisconsin National Life Insurance Company ("Wisconsin National") and American Foundation Life Insurance Company ("American Foundation"). Protective is a wholly-owned subsidiary of Protective Life Corporation ("PLC"), an insurance holding company.

    NATURE OF OPERATIONS

    Protective markets individual life insurance; group life, health, dental, and cancer insurance; annuities and investment products; credit life and disability insurance; and guaranteed investment contracts. Its products are distributed nationally through independent agents and brokers; through stockbrokers and financial institutions to their customers; through company sales representatives; and through other insurance companies. Protective also seeks to acquire blocks of insurance policies from other insurers.

    The operating results of companies in the insurance industry have historically been subject to significant fluctuations due to competition, economic conditions, interest rates, investment performance, maintenance of insurance ratings, and other factors.

    RECENTLY ISSUED ACCOUNTING STANDARDS

    In 1995 Protective adopted Statement of Financial Accounting Standards ("SFAS") No. 114, "Accounting by Creditors for Impairment of a Loan," and SFAS No. 118, "Accounting by Creditors for Impairment of a Loan -- Income Recognition and Disclosures." Under these new standards, a loan is considered impaired, based on current information and events, if it is probable that Protective will be unable to collect the scheduled payments of principal or interest when due according to the contractual terms of the loan agreement. The measurement of impaired loans is generally based on the present value of expected future cash flows discounted at the historical effective interest rate, except that all collateral-dependent loans are measured for impairment based on the fair value of the collateral. The adoption of this accounting standard did not have a material effect on Protective's financial statements.

    In 1995 PLC adopted SFAS No. 123, "Accounting for Stock-Based Compensation," which changes the way stock-based compensation expense is measured and requires additional disclosures relating to

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
PLC's stock-based compensation plans. The adoption of this accounting standard did not have a material effect on PLC's or Protective's financial statements.

    In 1996 Protective adopted SFAS No. 120, "Accounting and Reporting by Mutual Life Insurance Enterprises and by Insurance Enterprises for Certain Long-Duration Participating Contracts;" SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to Be Disposed Of;" and SFAS No. 122, "Accounting for Mortgage Servicing Rights." The adoption of these accounting standards did not have a material effect on Protective's financial statements.

    INVESTMENTS

    Protective has classified all of its investments in fixed maturities, equity securities, and short-term investments as "available for sale."

    Investments are reported on the following bases less allowances for uncollectible amounts on investments, if applicable:

    - Fixed maturities (bonds, bank loan participations, and redeemable preferred stocks) -- at current market value.

    - Equity securities (common and nonredeemable preferred stocks) -- at current market value.

    - Mortgage loans on real estate -- at unpaid balances, adjusted for loan origination costs, net of fees, and amortization of premium or discount.

    - Investment real estate -- at cost, less allowances for depreciation computed on the straight-line method. With respect to real estate acquired through foreclosure, cost is the lesser of the loan balance plus foreclosure costs or appraised value.

    - Policy loans -- at unpaid balances.

    - Other long-term investments -- at a variety of methods similar to those listed above, as deemed appropriate for the specific investment.

    - Short-term investments -- at cost, which approximates current market value.

    Substantially all short-term investments have maturities of three months or less at the time of acquisition and include approximately $3.4 million in bank deposits voluntarily restricted as to withdrawal.


    As prescribed by SFAS No. 115, "Accounting for Certain Investments in Debt and Equity Securities," certain investments are recorded at their market values with the resulting unrealized gains and losses reduced by a related adjustment to deferred policy acquisition costs, net of income tax reported as a component of stockholder's equity. The market values of fixed maturities increase or decrease as interest rates fall or rise. Therefore, although the adoption of SFAS No. 115 does not affect Protective's operations, its reported stockholder's equity will fluctuate significantly as interest rates change.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    Protective's balance sheets at December 31, prepared on the basis of reporting investments at amortized cost rather than at market values, are as follows:

                                                                      1996           1995
                                                                  -------------  -------------
Total investments...............................................  $   6,495,259  $   5,915,357
Deferred policy acquisition costs...............................        495,965        426,432
All other assets................................................      1,161,830        747,884
                                                                  -------------  -------------
                                                                  $   8,153,054  $   7,089,673
                                                                  -------------  -------------
                                                                  -------------  -------------
Deferred income taxes...........................................  $      34,121  $      36,263
All other liabilities...........................................      7,349,430      6,458,036
                                                                  -------------  -------------
                                                                      7,383,551      6,494,299
Redeemable preferred stock......................................                         2,000
Stockholder's equity............................................        769,503        593,374
                                                                  -------------  -------------
                                                                  $   8,153,054  $   7,089,673
                                                                  -------------  -------------
                                                                  -------------  -------------

    Realized gains and losses on sales of investments are recognized in net income using the specific identification basis.

    DERIVATIVE FINANCIAL INSTRUMENTS

    Protective does not use derivative financial instruments for trading purposes. Combinations of futures contracts and options on treasury notes are currently being used as hedges for asset/liability management of certain investments, primarily mortgage loans on real estate, mortgage-backed securities, and liabilities arising from interest-sensitive products such as guaranteed investment contracts and individual annuities. Realized investment gains and losses on such contracts are deferred and amortized over the life of the hedged asset. Net realized losses of $0.2 million and $15.2 million were deferred in 1996 and 1995 respectively. At December 31, 1996 and 1995, options and open futures contracts with notional amounts of $805.0 million and $25.0 million, respectively, had net unrealized losses of $1.9 million and $0.6 million respectively.

    Protective uses interest rate swap contracts to convert certain investments from a variable to a fixed rate of interest. At December 31, 1996, related open interest rate swap contracts with a notional amount of $150.3 million were in a $0.7 million net unrealized loss position. At December 31, 1995, related open interest rate swap contracts with a notional amount of $170.3 million were in a $1.3 million net unrealized gain position.

    CASH

    Cash includes all demand deposits reduced by the amount of outstanding checks and drafts.

    PROPERTY AND EQUIPMENT

    Property and equipment are reported at cost. Protective uses both accelerated and straight-line methods of depreciation based upon the estimated useful lives of the assets. Major repairs or improvements are capitalized and depreciated over the estimated useful lives of the assets. Other repairs are

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED) expensed as incurred. The cost and related accumulated depreciation of property and equipment sold or retired are removed from the accounts, and resulting gains or losses are included in income.

    Property and equipment consisted of the following at December 31:

                                                                           1996       1995
                                                                         ---------  ---------
Home office building...................................................  $  36,586  $  35,284
Other, principally furniture and equipment.............................     35,401     30,356
                                                                         ---------  ---------
                                                                            71,987     65,640
Accumulated depreciation...............................................     36,498     31,429
                                                                         ---------  ---------
                                                                         $  35,489  $  34,211
                                                                         ---------  ---------
                                                                         ---------  ---------

    SEPARATE ACCOUNTS

    Protective operates separate accounts, some in which Protective bears the investment risk and others in which the investments risk rests with the contractholder. The assets and liabilities related to separate accounts in which Protective does not bear the investment risk are valued at market and reported separately as assets and liabilities related to separate accounts in the accompanying consolidated financial statements.

    REVENUES, BENEFITS, CLAIMS, AND EXPENSES

    - Traditional Life and Health Insurance Products -- Traditional life insurance products consist principally of those products with fixed and guaranteed premiums and benefits and include whole life insurance policies, term life insurance policies, limited-payment life insurance policies, and certain annuities with life contingencies. Life insurance and immediate annuity premiums are recognized as revenue when due. Health insurance premiums are recognized as revenue over the terms of the policies. Benefits and expenses are associated with earned premiums so that profits are recognized over the life of the contracts. This is accomplished by means of the provision for liabilities for future policy benefits and the amortization of deferred policy acquisition costs.

      Liabilities for future policy benefits on traditional life insurance products have been computed using a net level method including assumptions as to investment yields, mortality, persistency, and other assumptions based on Protective's experience modified as necessary to reflect anticipated trends and to include provisions for possible adverse deviation. Reserve investment yield assumptions are graded and range from 2.5% to 7.0%. The liability for future policy benefits and claims on traditional life and health insurance products includes estimated unpaid claims that have been reported to Protective and claims incurred but not yet reported. Policy claims are charged to expense in the period that the claims are incurred.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
    Activity in the liability for unpaid claims is summarized as follows:

                                                               1996        1995       1994
                                                            -----------  ---------  ---------
Balance beginning of year.................................  $    73,642  $  79,462  $  77,191
  Less reinsurance........................................        3,330      5,024      3,973
                                                            -----------  ---------  ---------
Net balance beginning of year.............................       70,312     74,438     73,218
                                                            -----------  ---------  ---------
Incurred related to:
Current year..............................................      288,816    217,366    203,453
Prior year................................................       (2,417)    (8,337)    (6,683)
                                                            -----------  ---------  ---------
  Total incurred..........................................      286,399    209,029    196,770
                                                            -----------  ---------  ---------
Paid related to:
Current year..............................................      197,163    164,321    148,548
Prior year................................................       57,812     48,834     47,002
                                                            -----------  ---------  ---------
  Total paid..............................................      254,975    213,155    195,550
                                                            -----------  ---------  ---------
Net balance end of year...................................      101,736     70,312     74,438
  Plus reinsurance........................................        6,423      3,330      5,024
                                                            -----------  ---------  ---------
Balance end of year.......................................  $   108,159  $  73,642  $  79,462
                                                            -----------  ---------  ---------
                                                            -----------  ---------  ---------

    - Universal Life and Investment Products -- Universal life and investment products include universal life insurance, guaranteed investment contracts, deferred annuities, and annuities without life contingencies. Revenues for universal life and investment products consist of policy fees that have been assessed against policy account balances for the costs of insurance, policy administration, and surrenders. That is, universal life and investment product deposits are not considered revenues in accordance with generally accepted accounting principles. Benefit reserves for universal life and investment products represent policy account balances before applicable surrender charges plus certain deferred policy initiation fees that are recognized in income over the term of the policies. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policy account balances and interest credited to policy account balances. Interest credit rates for universal life and investment products ranged from 3.0% to 9.4% in 1996.

      At December 31, 1996, Protective estimates the fair value of its guaranteed investment contracts to be $2,462.0 million using discounted cash flows. The surrender value of Protective's annuities which approximates fair value was $1,322.3 million.

    - Policy Acquisition Costs -- Commissions and other costs of acquiring traditional life and health insurance, universal life insurance, and investment products that vary with and are primarily related to the production of new business have been deferred. Traditional life and health insurance acquisition costs are amortized over the premium-payment period of the related policies in proportion to the ratio of annual premium income to total anticipated premium income. Acquisition costs for universal life and investment products are being amortized over the lives of the policies in relation to the present value of estimated gross profits from surrender charges and investment, mortality, and expense margins. Under SFAS No. 97, "Accounting and

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)
     Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," Protective makes certain assumptions regarding the mortality, persistency, expenses, and interest rates it expects to experience in future periods. These assumptions are to be best estimates and are to be periodically updated whenever actual experience and/or expectations for the future change from initial assumptions. Additionally, relating to SFAS No. 115, these costs have been adjusted by an amount equal to the amortization that would have been recorded if unrealized gains or losses on investments associated with Protective's universal life and investment products had been realized.

    The cost to acquire blocks of insurance representing the present value of future profits from such blocks of insurance is also included in deferred policy acquisition costs. For acquisitions occurring after 1988, Protective amortizes the present value of future profits over the premium payment period including accrued interest at 8%. The unamortized present value of future profits for such acquisitions was approximately $138.2 million and $102.5 million at December 31, 1996 and 1995, respectively. During 1996 $57.6 million of present value of future profits on acquisitions made during the year was capitalized, and $10.8 million was amortized. The unamortized present value of future profits for all acquisitions was $155.9 million at December 31, 1996 and $123.9 million at December 31, 1995.

    PARTICIPATING POLICIES

    Participating business comprises approximately 1% of the individual life insurance in force and 2% of the individual life insurance premium income. Policyholder dividends totaled $4.1 million in 1996 and $2.6 million in 1995 and 1994.

    INCOME TAXES

    Protective uses the asset and liability method of accounting for income taxes. Income tax provisions are generally based on income reported for financial statement purposes. Deferred federal income taxes arise from the recognition of temporary differences between the bases of assets and liabilities determined for financial reporting purposes and the bases determined for income tax purposes. Such temporary differences are principally related to the deferral of policy acquisition costs and the provision for future policy benefits and expenses.

    RECLASSIFICATIONS

    Certain reclassifications have been made in the previously reported financial statements and accompanying notes to make the prior year amounts comparable to those of the current year. Such reclassifications had no effect on net income, total assets, or stockholder's equity.

NOTE B -- RECONCILIATION WITH STATUTORY REPORTING PRACTICES


    Financial statements prepared in conformity with generally accepted accounting principles ("GAAP") differ in some respects from the statutory accounting practices prescribed or permitted by insurance regulatory authorities. The most significant differences are: (a) acquisition costs of obtaining new business are deferred and amortized over the approximate life of the policies rather than charged to operations as incurred, (b) benefit liabilities are computed using a net level method

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE B -- RECONCILIATION WITH STATUTORY REPORTING PRACTICES (CONTINUED) and are based on realistic estimates of expected mortality, interest, and withdrawals as adjusted to provide for possible unfavorable deviation from such assumptions, (c) deferred income taxes are provided for temporary differences between financial and taxable earnings, (d) the Asset Valuation Reserve and Interest Maintenance Reserve are restored to stockholder's equity, (e) furniture and equipment, agents' debit balances, and prepaid expenses are reported as assets rather than being charged directly to surplus (referred to as nonadmitted items), (f) certain items of interest income, principally accrual of mortgage and bond discounts are amortized differently, and (g) bonds are stated at market instead of amortized cost.

    The reconciliations of net income and stockholder's equity prepared in conformity with statutory reporting practices to that reported in the accompanying consolidated financial statements are as follows:

                                                                   NET INCOME                  STOCKHOLDER'S EQUITY
                                                         -------------------------------  -------------------------------
                                                           1996       1995       1994       1996       1995       1994
                                                         ---------  ---------  ---------  ---------  ---------  ---------
In conformity with statutory reporting practices:
  Protective Life Insurance Company....................  $  97,779  $ 105,744  $  54,812  $ 454,320  $ 322,416  $ 304,858
  Wisconsin National Life Insurance Company............     15,011     10,954     10,132     66,577     62,529     57,268
  American Foundation Life Insurance Company...........      2,558      3,330      3,072     18,031     18,781     20,327
  Capital Investors Life Insurance Company.............         81        182        170      1,458      1,315      1,125
  Empire General Life Assurance Corporation............        905      1,003        690     20,509     20,685     21,270
  Protective Life Insurance Corporation of Alabama.....        484        546         69      2,660      2,675      2,133
  Protective Life Insurance Company of Kentucky........         19                            3,030
  Community National Assurance Company.................                                       5,100
  Consolidation elimination............................    (14,500)    (6,500)             (115,365)  (103,985)  (100,123)
                                                         ---------  ---------  ---------  ---------  ---------  ---------
                                                           102,337    115,259     68,945    456,320    324,416    306,858
Additions (deductions) by adjustment:
  Deferred policy acquisition costs, net of
    amortization.......................................     (2,830)      (765)    41,718    488,201    410,183    434,200
  Policy liabilities and accruals......................    (11,633)   (48,330)   (34,632)  (192,628)  (186,512)  (140,298)
  Deferred income tax..................................      2,142      6,972      4,731    (37,722)   (67,420)    14,667
  Asset Valuation Reserve..............................                                      64,233    105,769     24,925
  Interest Maintenance Reserve.........................     (2,142)    (1,235)    (1,716)    17,682     14,412      3,583
  Nonadmitted items....................................                                      21,610     20,603     21,445
  Timing and valuation differences on mortgage loans on
    real estate and fixed maturity investments.........      5,913       (619)      (961)    (1,708)    27,158      6,258
  Net unrealized gains and losses on investments.......                                       4,361     55,765   (106,913)
  Realized investment gains (losses)...................       (468)     6,781     (6,664)
  Noninsurance affiliates..............................     11,104        (22)              154,143         (9)         0
  Consolidation elimination............................    (16,858)     2,515     (4,415)  (191,049)   (46,222)  (162,835)
  Other adjustments, net...............................     (5,022)    (2,860)     5,717     (7,252)    (4,906)    (4,815)
                                                         ---------  ---------  ---------  ---------  ---------  ---------
In conformity with generally accepted accounting
  principles...........................................  $  82,543  $  77,696  $  72,723  $ 776,191  $ 653,237  $ 397,075
                                                         ---------  ---------  ---------  ---------  ---------  ---------
                                                         ---------  ---------  ---------  ---------  ---------  ---------

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS

    Major categories of net investment income for the years ended December 31 are summarized as follows:

                                                                                1996         1995         1994
                                                                             -----------  -----------  -----------
Fixed maturities...........................................................  $   310,353  $   272,942  $   237,264
Equity securities..........................................................        2,124        1,338        2,435
Mortgage loans on real estate..............................................      153,463      162,135      141,751
Investment real estate.....................................................        1,875        1,855        1,950
Policy loans...............................................................       10,378        8,958        8,397
Other, principally short-term investments..................................       51,637       40,348       35,062
                                                                             -----------  -----------  -----------
                                                                                 529,830      487,576      426,859
Investment expenses........................................................       31,049       29,143       17,926
                                                                             -----------  -----------  -----------
                                                                             $   498,781  $   458,433  $   408,933
                                                                             -----------  -----------  -----------
                                                                             -----------  -----------  -----------

    Realized investment gains (losses) for the years ended December 31 are summarized as follows:

Fixed maturities............................................  $  (7,101) $   6,118  $  (8,646)
Equity securities...........................................      1,733         44      7,735
Mortgage loans and other investments........................     10,878     (4,211)     7,209
                                                              ---------  ---------  ---------
                                                              $   5,510  $   1,951  $   6,298
                                                              ---------  ---------  ---------
                                                              ---------  ---------  ---------

    Protective has established an allowance for uncollectible amounts on investments. The allowance totaled $30.9 million at December 31, 1996 and $32.7 million at December 31, 1995. Additions and reductions to the allowance are included in realized investment gains (losses). Without such additions/ reductions, Protective had net realized investment gains of $3.7 million in 1996, net realized investment losses of $0.5 million in 1995, and net realized investment gains of $6.3 million in 1994.

    In 1996, gross gains on the sale of investments available for sale (fixed maturities, equity securities and short-term investments) were $6.9 million and gross losses were $11.8 million. In 1995, gross gains were $18.0 million and gross losses were $11.8 million. In 1994, gross gains on the sale of fixed maturities were $15.2 million and gross losses were $16.4 million.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)
    The amortized cost and estimated market values of Protective's investments classified as available for sale at December 31 are as follows:

                                                                               GROSS        GROSS       ESTIMATED
                                                               AMORTIZED    UNREALIZED   UNREALIZED      MARKET
1996                                                             COST          GAINS       LOSSES        VALUES
-----------------------------------------------------------  -------------  -----------  -----------  -------------
Fixed maturities:
  Bonds:
    Mortgage-backed........................................  $   2,192,978   $  29,925    $  20,810   $   2,202,093
    United States Government and authorities...............        348,318         661        1,377         347,602
    States, municipalities, and political subdivisions.....          5,515          47            9           5,553
    Public utilities.......................................        364,692       2,205          337         366,560
    Convertibles and bonds with warrants...................            679           0          158             521
    All other corporate bonds..............................      1,679,276      33,879       29,388       1,683,767
  Bank loan participations.................................         49,829           0            0          49,829
  Redeemable preferred stocks..............................          7,238          60          226           7,072
                                                             -------------  -----------  -----------  -------------
                                                                 4,648,525      66,777       52,305       4,662,997
Equity securities..........................................         31,669       9,570        5,989          35,250
Short-term investments.....................................        101,215           0            0         101,215
                                                             -------------  -----------  -----------  -------------
                                                             $   4,781,409   $  76,347    $  58,294   $   4,799,462
                                                             -------------  -----------  -----------  -------------
                                                             -------------  -----------  -----------  -------------

                                                                              GROSS        GROSS       ESTIMATED
                                                              AMORTIZED    UNREALIZED   UNREALIZED      MARKET
1995                                                            COST          GAINS       LOSSES        VALUES
----------------------------------------------------------  -------------  -----------  -----------  -------------
Fixed maturities:
  Bonds:
    Mortgage-backed.......................................  $   2,006,858  $    46,934   $   4,017   $   2,049,775
    United States Government and authorities..............        105,388        2,290         101         107,577
    States, municipalities, and political subdivisions....         10,888          702           0          11,590
    Public utilities......................................        322,110        5,904         770         327,244
    Convertibles and bonds with warrants..................            638            0         145             493
    All other corporate bonds.............................      1,117,376       59,045       7,573       1,168,848
  Bank loan participations................................        220,811            0           0         220,811
  Redeemable preferred stocks.............................          5,857           61         324           5,594
                                                            -------------  -----------  -----------  -------------
                                                                3,789,926      114,936      12,930       3,891,932
Equity securities.........................................         35,448        6,438       3,175          38,711
Short-term investments....................................         46,891            0           0          46,891
                                                            -------------  -----------  -----------  -------------
                                                            $   3,872,265  $   121,374   $  16,105   $   3,977,534
                                                            -------------  -----------  -----------  -------------
                                                            -------------  -----------  -----------  -------------

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS (CONTINUED)
    The amortized cost and estimated market values of fixed maturities at December 31, by expected maturity, are shown below. Expected maturities are derived from rates of prepayment that may differ from actual rates of prepayment.

                                                                                                       ESTIMATED
                                                                                        AMORTIZED       MARKET
                                                                                          COST          VALUES
                                                                                      -------------  -------------
1996
------------------------------------------------------------------------------------
    Due in one year or less.........................................................  $     417,463  $     420,774
    Due after one year through five years...........................................      1,547,805      1,546,278
    Due after five years through ten years..........................................      2,090,149      2,095,781
    Due after ten years.............................................................        593,108        600,164
                                                                                      -------------  -------------
                                                                                      $   4,648,525  $   4,662,997
                                                                                      -------------  -------------
                                                                                      -------------  -------------

                                                                                                       ESTIMATED
                                                                                        AMORTIZED       MARKET
                                                                                          COST          VALUES
                                                                                      -------------  -------------
1995
------------------------------------------------------------------------------------
    Due in one year or less.........................................................  $     409,514  $     411,839
    Due after one year through five years...........................................      1,087,735      1,101,226
    Due after five years through ten years..........................................      1,477,807      1,524,555
    Due after ten years.............................................................        814,870        854,312
                                                                                      -------------  -------------
                                                                                      $   3,789,926  $   3,891,932
                                                                                      -------------  -------------
                                                                                      -------------  -------------

    The approximate percentage distribution of Protective's fixed maturity investments by quality rating at December 31 is as follows:

RATING                                                                                            1996       1995
----------------------------------------------------------------------------------------------  ---------  ---------
  AAA.........................................................................................       48.3%      56.1%
  AA..........................................................................................        4.4        4.5
  A...........................................................................................       22.6       12.6
  BBB
    Bonds.....................................................................................       21.1       19.0
    Bank loan participations..................................................................        0.1        0.4
  BB or Less
    Bonds.....................................................................................        2.5        2.0
    Bank loan participations..................................................................        0.9        5.3
  Redeemable preferred stocks.................................................................        0.1        0.1
                                                                                                ---------  ---------
                                                                                                    100.0%     100.0%
                                                                                                ---------  ---------
                                                                                                ---------  ---------

    At December 31, 1996 and 1995, Protective had bonds which were rated less than investment grade of $117.5 million and $75.7 million, respectively, having an amortized cost of $137.0 million and $82.2 million, respectively. Additionally, Protective had bank loan participations which were rated less

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE C -- INVESTMENT OPERATIONS (CONTINUED) than investment grade of $43.6 million and $206.0 million, respectively, having an amortized cost of $43.6 million and $206.0 million, respectively.

    The change in unrealized gains (losses), net of income tax on fixed maturity and equity securities for the years ended December 31 is summarized as follows:

                                                                               1996        1995          1994
                                                                            ----------  -----------  ------------
Fixed maturities..........................................................  $  (56,898) $   199,024  $   (175,723)
Equity securities.........................................................  $      207  $     2,740  $     (5,342)

    At December 31, 1996, all of Protective's mortgage loans were commercial loans of which 78% were retail, 8% were office buildings, and 7% were warehouses. Protective specializes in making mortgage loans on either credit-oriented or credit-anchored commercial properties, most of which are strip shopping centers in smaller towns and cities. No single tenant's leased space represents more than 4% of mortgage loans. Approximately 84% of the mortgage loans are on properties located in the following states listed in decreasing order of significance: South Carolina, Florida, Georgia, Tennessee, Texas, North Carolina, Alabama, Virginia, Mississippi, Kentucky, Ohio, Indiana, Arizona, and Washington.

    Many of the mortgage loans have call provisions after five to seven years. Assuming the loans are called at their next call dates, approximately $126.7 million would become due in 1997, $761.8 million in 1998 to 2001, and $250.8 million in 2002 to 2006.

    At December 31, 1996, the average mortgage loan was $1.7 million, and the weighted average interest rate was 9.3%. The largest single mortgage loan was $13.6 million. While Protective's mortgage loans do not have quoted market values, at December 31,1996 and 1995, Protective estimates the market value of its mortgage loans to be $1,581.7 million and $2,001.1 million, respectively, using discounted cash flows from the next call date.

    At December 31, 1996 and 1995, Protective's problem mortgage loans and foreclosed properties totaled $23.7 million and $26.1 million, respectively. Protective's mortgage loans are collateralized by real estate, any assessment of impairment is based upon the estimated fair value of the real estate. Based on Protective's evaluation of its mortgage loan portfolio, Protective does not expect any material losses on its mortgage loans.

    Certain investments, principally real estate, with a carrying value of $18.8 million were nonincome producing for the twelve months ended December 31, 1996.

    Protective believes it is not practicable to determine the fair value of its policy loans since there is no stated maturity, and policy loans are often repaid by reductions to policy benefits. Policy loan interest rates generally range from 4.5% to 8.0%. The fair values of Protective's other long-term investments approximate cost.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE D -- FEDERAL INCOME TAXES

    Protective's effective income tax rate varied from the maximum federal income tax rate as follows:

                                                                                      1996       1995       1994
                                                                                    ---------  ---------  ---------
Statutory federal income tax rate applied to pretax income........................       35.0%      35.0%      35.0%
Dividends received deduction and tax-exempt interest..............................       (0.4)      (0.5)      (0.4)
Low-income housing credit.........................................................       (0.6)      (0.7)      (0.7)
Tax benefits arising from prior acquisitions and other adjustments................        0.1        0.2       (2.8)
                                                                                          ---        ---        ---
Effective income tax rate.........................................................       34.1%      34.0%      31.1%
                                                                                          ---        ---        ---
                                                                                          ---        ---        ---

    The provision for federal income tax differs from amounts currently payable due to certain items reported for financial statement purposes in periods which differ from those in which they are reported for income tax purposes.

    Details of the deferred income tax provision for the years ended December 31 are as follows:

                                                                                 1996        1995        1994
                                                                              ----------  ----------  ----------
Deferred policy acquisition costs...........................................  $  (16,321) $  (11,606) $   34,561
Benefit and other policy liability changes..................................      15,542      52,496     (52,288)
Temporary differences of investment income..................................      (1,163)    (34,175)     15,524
Other items.................................................................        (200)    (13,687)     (2,528)
                                                                              ----------  ----------  ----------
                                                                              $   (2,142) $   (6,972) $   (4,731)
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

    The components of Protective's net deferred income tax liability as of December 31 were as follows:

                                                                                             1996         1995
                                                                                          -----------  -----------
Deferred income tax assets
  Policy and policyholder liability reserves............................................  $    80,151  $    63,830
  Other.................................................................................        2,503        2,303
                                                                                          -----------  -----------
                                                                                               82,654       66,133
                                                                                          -----------  -----------
Deferred income tax liabilities:
  Deferred policy acquisition costs.....................................................      117,696      102,154
  Unrealized gain on investments........................................................        2,680       31,399
                                                                                          -----------  -----------
                                                                                              120,376      133,553
                                                                                          -----------  -----------
  Net deferred income tax liability.....................................................  $    37,722  $    67,420
                                                                                          -----------  -----------
                                                                                          -----------  -----------

    Under pre-1984 life insurance company income tax laws, a portion of Protective's gain from operations which was not subject to current income taxation was accumulated for income tax purposes in a memorandum account designated as Policyholders' Surplus. The aggregate accumulation in this account at December 31, 1996 was approximately $50.7 million. Should the accumulation in the Policyholders' Surplus account exceed certain stated maximums, or should distributions including cash dividends be made to PLC in excess of approximately $439 million, such excess would be subject

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE D -- FEDERAL INCOME TAXES (CONTINUED) to federal income taxes at rates then effective. Deferred income taxes have not been provided on amounts designated as Policyholders' Surplus. Protective does not anticipate involuntarily paying income tax on amounts in the Policyholders' Surplus accounts.

    Protective's income tax returns are included in the consolidated income tax returns of PLC. The allocation of income tax liabilities among affiliates is based upon separate income tax return calculations.

NOTE E -- DEBT

    At December 31, 1996, PLC had borrowed under a term note that contains, among other provisions, requirements for maintaining certain financial ratios, and restrictions on indebtedness incurred by PLC's subsidiaries including Protective. Additionally, PLC, on a consolidated basis, cannot incur debt in excess of 50% of its total capital.

    Protective has arranged sources of credit to temporarily fund scheduled investment commitments. Protective expects that the rate received on its investments will equal or exceed its borrowing rate. Protective had no such temporary borrowings outstanding at December 31, 1996 and 1995.

    Included in indebtedness to related parties are three surplus debentures issued by Protective to PLC. At December 31, 1996, the balance of the three surplus debentures combined was $24.7 million. Future maturities of these debentures are $4.7 million in 1997 and $20.0 million in 2003.

    Interest expense on borrowed money totaled $4.6 million, $6.0 million, and $5.0 million, in 1996, 1995, and 1994, respectively.

NOTE F -- ACQUISITIONS

    In June 1995 Protective acquired through coinsurance a block of term life insurance policies. In January 1996 Protective acquired through coinsurance a block of life insurance policies. In June 1996 Protective acquired through coinsurance a block of credit life insurance policies. In December 1996 Protective acquired a small life insurance company and acquired through coinsurance a block of life insurance policies.

    These transactions have been accounted for as purchases, and the results of the transactions have been included in the accompanying financial statements since the effective dates of the agreements.

NOTE G -- COMMITMENTS AND CONTINGENT LIABILITIES

    Under insurance guaranty fund laws, in most states, insurance companies doing business therein can be assessed up to prescribed limits for policyholder losses incurred by insolvent companies. Protective does not believe such assessments will be materially different from amounts already provided for in the financial statements. Most of these laws do provide, however, that an assessment may be excused or deferred if it would threaten an insurer's own financial strength.

    A number of civil jury verdicts have been returned against life and health insurers in the jurisdictions in which Protective does business involving the insurers' sales practices, alleged agent misconduct, failure to properly supervise agents, and other matters. Increasingly these lawsuits have resulted in the award of substantial judgments against the insurer that are disproportionate to the

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE G -- COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED) actual damages, including material amounts of punitive damages. In some states, juries have substantial discretion in awarding punitive damages which creates the potential for unpredictable material adverse judgments in any given punitive damage suit. Protective and its subsidiaries, like other life and health insurers, from time to time are involved in such litigation. Pending litigation includes a class action filed in Jefferson County (Birmingham), Alabama with respect to cancer premium refunds. Although the outcome of any litigation cannot be predicted with certainty, Protective believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the financial position of Protective.

NOTE H -- STOCKHOLDER'S EQUITY AND RESTRICTIONS


    At December 31, 1996, approximately $413 million of consolidated stockholder's equity excluding net unrealized gains and losses represented net assets of Protective that cannot be transferred in the form of dividends, loans, or advances to PLC. In general, dividends up to specified levels are considered ordinary and may be paid thirty days after written notice to the insurance commissioner of the state of domicile unless such commissioner objects to the dividend prior to the expiration of such period. Dividends in larger amounts are considered extraordinary and are subject to affirmative prior approval by such commissioner. The maximum amount that would qualify as ordinary dividends to PLC by Protective in 1997 is estimated to be $98 million.


NOTE I -- PREFERRED STOCK

    PLC owns all of the 2,000 shares of preferred stock issued by Protective's subsidiary, American Foundation. During 1996, American Foundation's articles of incorporation were amended such that the preferred stock is redeemable solely at the discretion of American Foundation. At December 31, 1995 the preferred stock was reported "Redeemable Preferred Stock", whereas at December 31, 1996 it is reported as a component of stockholder's equity. The stock pays, when and if declared, annual minimum cumulative dividends of $50 per share, and noncumulative participating dividends to the extent American Foundation's statutory earnings for the immediately preceding fiscal year exceed $1 million. Dividends of $0.1 million, $0.1 million, and $0.9 million were paid to PLC in 1996, 1995, and 1994, respectively.

NOTE J -- RELATED PARTY MATTERS

    Receivables from related parties consisted of receivables from affiliates under control of PLC in the amount of $2.0 million at December 31, 1995. Protective routinely receives from or pays to affiliates under the control of PLC reimbursements for expenses incurred on one another's behalf. Receivables and payables among affiliates are generally settled monthly.

    On August 6, 1990, PLC announced that its Board of Directors approved the formation of an Employee Stock Ownership Plan ("ESOP"). On December 1, 1990, Protective transferred to the ESOP 520,000 shares of PLC's common stock held by it in exchange for a note. The outstanding balance of the note, $5.6 million at December 31, 1996, is accounted for as a reduction to stockholder's equity. The stock will be used to match employee contributions to PLC's existing 401(k) Plan. The ESOP shares are dividend paying. Dividends on the shares are used to pay the ESOP's note to Protective.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE J -- RELATED PARTY MATTERS (CONTINUED)
    Protective leases furnished office space and computers to affiliates. Lease revenues were $3.7 million in 1996, $3.1 million in 1995, and $2.8 million in 1994. Protective purchases data processing, legal, investment and management services from affiliates. The costs of such services were $50.4 million, $38.1 million, and $29.8 million in 1996, 1995, and 1994, respectively. Commissions paid to affiliated marketing organizations of $7.4 million, $10.9 million, and $10.1 million in 1996, 1995, and 1994, respectively, were included in deferred policy acquisition costs.

    Certain corporations with which PLC's directors were affiliated paid Protective premiums and policy fees for various types of group insurance. Such premiums and policy fees amounted to $31.2 million, $21.2 million, and $21.1 million in 1996, 1995, and 1994, respectively. Protective and/or PLC paid commissions, interest, and service fees to these same corporations totaling $5.0 million, $5.3 million, and $4.9 million, in 1996, 1995, and 1994, respectively.

    For a discussion of indebtedness to related parties, see Note E.

NOTE K -- BUSINESS SEGMENTS

    Protective operates predominantly in the life and accident and health insurance industry. The following table sets forth total revenues, income before income tax, and identifiable assets of Protective's business segments. The primary components of revenues are premiums and policy fees, net investment income, and realized investment gains and losses. Premiums and policy fees are attributed directly to each business segment. Net investment income is allocated based on directly related assets required for transacting that segment of business. In the 1996 first quarter, Protective changed the way it allocates certain expenses to its business segments. Accordingly, prior period segment results have been restated to reflect the change.

    Realized investment gains (losses) and expenses are allocated to the segments in a manner which most appropriately reflects the operations of that segment. Unallocated realized investment gains (losses) are deemed not to be associated with any specific segment.

    Assets are allocated based on policy liabilities and deferred policy acquisition costs directly attributable to each segment.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE K -- BUSINESS SEGMENTS (CONTINUED)
    There are no significant intersegment transactions.

                                                                           1996           1995           1994
                                                                       -------------  -------------  -------------
TOTAL REVENUES
Acquisitions.........................................................  $     213,199  $     193,544  $     171,259
Financial Institutions...............................................         87,320         72,758        107,481
Group................................................................        174,971        159,263        148,835
Guaranteed Investment Contracts......................................        206,407        199,468        184,212
Individual Life......................................................        169,306        139,424        122,915
Investment Products..................................................        110,821        104,984         80,076
Corporate and Other..................................................          2,810          3,059          9,936
Unallocated Realized Investment Gains (Losses).......................          6,517            921          5,266
                                                                       -------------  -------------  -------------
                                                                       $     971,351  $     873,421  $     829,980
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------
Acquisitions.........................................................           21.9%          22.2%          20.7%
Financial Institutions...............................................            9.0            8.3           12.9
Group................................................................           18.0           18.2           17.9
Guaranteed Investment Contracts......................................           21.3           22.8           22.3
Individual Life......................................................           17.4           16.0           14.7
Investment Products..................................................           11.4           12.0            9.7
Corporate and Other..................................................            0.3            0.4            1.2
Unallocated Realized Investment Gains (Losses).......................            0.7            0.1            0.6
                                                                       -------------  -------------  -------------
                                                                               100.0%         100.0%         100.0%
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE K -- BUSINESS SEGMENTS (CONTINUED)

                                                                           1996           1995           1994
                                                                       -------------  -------------  -------------
INCOME BEFORE INCOME TAX
Acquisitions.........................................................  $      53,564  $      50,376  $      37,719
Financial Institutions...............................................          8,966          7,701          7,544
Group................................................................            821          9,107         10,122
Guaranteed Investment Contracts......................................         32,130         28,979         31,933
Individual Life......................................................         15,898         16,206         15,957
Investment Products..................................................          9,823         10,933           (796)
Corporate and Other..................................................         (2,410)        (6,490)        (2,167)
Unallocated Realized Investment Gains (Losses).......................          6,517            921          5,266
                                                                       -------------  -------------  -------------
                                                                       $     125,309  $     117,733  $     105,578
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------
Acquisitions.........................................................           42.7%          42.8%          35.7%
Financial Institutions...............................................            7.2            6.5            7.1
Group................................................................            0.7            7.7            9.6
Guaranteed Investment Contracts......................................           25.6           24.6           30.2
Individual Life......................................................           12.7           13.8           15.1
Investment Products..................................................            7.8            9.3           (0.7)
Corporate and Other..................................................           (1.9)          (5.5)          (2.0)
Unallocated Realized Investment Gains (Losses).......................            5.2            0.8            5.0
                                                                       -------------  -------------  -------------
                                                                               100.0%         100.0%         100.0%
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------
IDENTIFIABLE ASSETS
Acquisitions.........................................................  $   1,579,253  $   1,255,542  $   1,204,883
Financial Institutions...............................................        344,866        265,132        211,652
Group................................................................        233,640        240,222        215,904
Guaranteed Investment Contracts......................................      2,608,037      2,536,939      2,211,079
Individual Life......................................................      1,034,960        887,927        752,168
Investment Products..................................................      1,871,887      1,578,789      1,284,186
Corporate and Other..................................................        490,700        414,142        230,832
                                                                       -------------  -------------  -------------
                                                                       $   8,163,343  $   7,178,693  $   6,110,704
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------
Acquisitions.........................................................           19.3%          17.5%          19.7%
Financial Institutions...............................................            4.2            3.7            3.5
Group................................................................            2.9            3.3            3.5
Guaranteed Investment Contracts......................................           32.0           35.3           36.2
Individual Life......................................................           12.7           12.4           12.3
Investment Products..................................................           22.9           22.0           21.0
Corporate and Other..................................................            6.0            5.8            3.8
                                                                       -------------  -------------  -------------
                                                                               100.0%         100.0%         100.0%
                                                                       -------------  -------------  -------------
                                                                       -------------  -------------  -------------

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE L -- EMPLOYEE BENEFIT PLANS

    PLC has a defined benefit pension plan covering substantially all of its employees. The plan is not separable by affiliates participating in the plan. However, approximately 80% of the participants in the plan are employees of Protective. The benefits are based on years of service and the employee's highest thirty-six consecutive months of compensation. PLC's funding policy is to contribute amounts to the plan sufficient to meet the minimum finding requirements of ERISA plus such additional amounts as PLC may determine to be appropriate from time to time. Contributions are intended to provide not only for benefits attributed to service to date but also for those expected to be earned in the future.

    The actuarial present value of benefit obligations and the funded status of the plan taken as a whole at December 31 are as follows:

                                                                                               1996       1995
                                                                                             ---------  ---------
Accumulated benefit obligation, including vested benefits of $14,720 in 1996 and $16,676 in
  1995.....................................................................................  $  15,475  $  17,415
                                                                                             ---------  ---------
Projected benefit obligation for service rendered to date..................................  $  25,196  $  24,877
Plan assets at fair value (group annuity contract with Protective).........................     19,779     18,254
                                                                                             ---------  ---------
Plan assets less than the projected benefit obligation.....................................     (5,417)    (6,623)
Unrecognized net loss from past experience different from that assumed.....................      3,559      4,882
Unrecognized prior service cost............................................................        705        805
Unrecognized net transition asset..........................................................        (67)       (84)
                                                                                             ---------  ---------
Net pension liability recognized in balance sheet..........................................  $  (1,220) $  (1,020)
                                                                                             ---------  ---------
                                                                                             ---------  ---------

    Net pension cost includes the following components for the years ended December 31:

                                                                                    1996       1995       1994
                                                                                  ---------  ---------  ---------
Service cost -- benefits earned during the year.................................  $   1,908  $   1,540  $   1,433
Interest cost on projected benefit obligation...................................      1,793      1,636      1,520
Actual return on plan assets....................................................     (1,674)    (1,358)    (1,333)
Net amortization and deferral...................................................        374        114        210
                                                                                  ---------  ---------  ---------
Net pension cost................................................................  $   2,401  $   1,932  $   1,830
                                                                                  ---------  ---------  ---------
                                                                                  ---------  ---------  ---------

    Protective's share of the net pension cost was $1.5 million, $1.2 million, and $1.2 million, in 1996, 1995, and 1994, respectively.

    Assumptions used to determine the benefit obligations as of December 31 were as follows:

                                                                                         1996       1995       1994
                                                                                       ---------  ---------  ---------
Weighted average discount rate.......................................................       7.75%      7.25%      8.00%
Rates of increase in compensation level..............................................       5.75%      5.25%      6.00%
Expected long-term rate of return on assets..........................................       8.50%      8.50%      8.50%

    Assets of the pension plan are included in the general assets of Protective. Upon retirement, the amount of pension plan assets vested in the retiree is used to purchase a single premium annuity from

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE L -- EMPLOYEE BENEFIT PLANS (CONTINUED)
Protective in the retiree's name. Therefore, amounts presented above as plan assets exclude assets relating to retirees.

    PLC also sponsors an unfunded Excess Benefits Plan, which is a nonqualified plan that provides defined pension benefits in excess of limits imposed by federal income tax law. At December 31, 1996 and 1995, the projected benefit obligation of this plan totaled $7.2 million and $5.7 million, respectively.

    In addition to pension benefits, PLC provides limited healthcare benefits to eligible retired employees until age 65. The postretirement benefit is provided by an unfunded plan. At December 31, 1996 and 1995, the liability for such benefits totaled $1.4 million and $1.5 million, respectively. The expense recorded by PLC was $0.1 million in 1996 and $0.2 million in 1995 and 1994. PLC's obligation is not materially affected by a 1% change in the healthcare cost trend assumptions used in the calculation of the obligation.

    Life insurance benefits for retirees are provided through the purchase of life insurance policies upon retirement equal to the employees' annual compensation. This plan is partially funded at a maximum of $50,000 face amount of insurance.

    PLC sponsors a defined contribution plan which covers substantially all employees. Employee contributions are made on a before-tax basis as provided by
Section 401(k) of the Internal Revenue Code. In 1990, PLC established an Employee Stock Ownership Plan to match employee contributions to PLC's 401(k) Plan. In 1994, a stock bonus was added to the 401(k) Plan for employees who are not otherwise under a bonus plan. Expense related to the ESOP consists of the cost of the shares allocated to participating employees plus the interest expense on the ESOP's note payable to Protective less dividends on shares held by the ESOP. At December 31, 1996, PLC had committed 52,388 shares to be released to fund employee benefits. The expense recorded by PLC for these employee benefits was $1.0 million, $0.7 million and $0.6 million in 1996, 1995, and 1994, respectively.

NOTE M -- STOCK BASED COMPENSATION

    Certain Protective employees participate in PLC's Performance Share Plan and receive stock appreciation rights (SARs) from PLC.

    Since 1973 PLC has had a Performance Share Plan to motivate senior management to focus on PLC's long-range earnings performance. The criterion for payment of performance share awards is based upon a comparison of PLC's average return on average equity over a four year award period (earlier upon the death, disability or retirement of the executive, or in certain circumstances, of a change in control of PLC) to that of a comparison group of publicly held life insurance companies, multiline insurers, and insurance holding companies. If PLC's results are below the median of the comparison group, no portion of the award is earned. If PLC's results are at or above the 90th percentile, the award maximum is earned. Under the plan approved by stockholders in 1992, up to 1,200,000 shares may be issued in payment of awards. The number of shares granted in 1996, 1995, and 1994 were 52,290, 72,610, and 62,140 shares, respectively, having an approximate market value on the grant date of $1.8 million, $1.6 million, and $1.4 million, respectively. At December 31, 1996, outstanding awards measured at target and maximum payouts were 279,648 and 375,470 shares, respectively. The expense recorded by PLC for the Performance Share Plan was $3.0 million, $2.9 million, and $3.6 million in 1996, 1995, and 1994, respectively.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE M -- STOCK BASED COMPENSATION (CONTINUED)
    During 1996, stock appreciation rights (SARs) were granted to certain executives of PLC to provide long-term incentive compensation based on the performance of PLC's Common Stock. Under this arrangement PLC will pay (in shares of PLC Common Stock) an amount equal to the difference between the specified base price of PLC's Common Stock and the market value at the exercise date. The SARs are exercisable after five years (earlier upon the death, disability or retirement of the executive, or in certain circumstances, of a change in control of PLC) and expire in 2006 or upon termination of employment. The number of SARs granted during 1996 and outstanding at December 31, 1996 was 337,500. The SARs have a base price of $34.875 per share of PLC Common Stock (the market price on the grant date was $35.00 per share). The estimated fair value of the SARs on the grant date was $3.0 million. This estimate was derived using the Roll-Geske variation of the Black-Sholes option pricing model. Assumptions used in the pricing model are as follows: expected volatility rate of 15% (approximately equal to that of the S & P Life Insurance Index), a risk free interest rate of 6.35%, a dividend yield rate of 1.97%, and an expected exercise date of August 15, 2002. The expense recorded by PLC for the SARs was $0.2 million in 1996.

NOTE N -- REINSURANCE

    Protective assumes risks from and reinsures certain parts of its risks with other insurers under yearly renewable term, coinsurance, and modified coinsurance agreements. Yearly renewable term and coinsurance agreements are accounted for by passing a portion of the risk to the reinsurer. Generally, the reinsurer receives a proportionate part of the premiums less commissions and is liable for a corresponding part of all benefit payments. Modified coinsurance is accounted for similarly to coinsurance except that the liability for future policy benefits is held by the original company, and settlements are made on a net basis between the companies. While the amount retained on an individual life will vary based upon age and mortality prospects of the risk Protective, generally, will not carry more than $500,000 individual life insurance on a single risk.

    Protective has reinsured approximately $18.8 billion, $17.5 billion, and $8.6 billion, in face amount of life insurance risks with other insurers representing $113.5 million, $116.1 million, and $46.0 million of premium income for 1996,1995, and 1994, respectively. Protective has also reinsured accident and health risks representing $194.7 million, $217.1 million, and $126.5 million, of premium income for 1996, 1995, and 1994, respectively. In 1996 and 1995, policy and claim reserves relating to insurance ceded of $325.9 million and $266.9 million respectively are included in reinsurance receivables. Should any of the reinsurers be unable to meet its obligation at the time of the claim, obligation to pay such claim would remain with Protective. At December 31, 1996 and 1995, Protective had paid $6.7 million and $4.1 million, respectively, of ceded benefits which are recoverable from reinsurers.


    During 1995 Protective entered into a reinsurance agreement whereby most of Protective's new credit insurance sales are being ceded to a reinsurer. Included in the preceding paragraph are credit life and credit accident and health insurance premiums of $47.7 million and $55.3 million respectively, and reserves totaling $135.8 million which were ceded during 1996. Also included are credit life and credit accident and health insurance premiums of $68.2 million and $57.6 million, respectively, and reserves totaling $100.8 million which were ceded during 1995.

                       PROTECTIVE LIFE INSURANCE COMPANY

                (ALL DOLLAR AMOUNTS IN TABLES ARE IN THOUSANDS)

NOTE O -- ESTIMATED MARKET VALUES OF FINANCIAL INSTRUMENTS

    The carrying amount and estimated market values of Protective's financial instruments at December 31 are as follows:

                                                                   1996                          1995
                                                       ----------------------------  ----------------------------
                                                                        ESTIMATED                     ESTIMATED
                                                         CARRYING        MARKET        CARRYING        MARKET
                                                          AMOUNT         VALUES         AMOUNT         VALUES
                                                       -------------  -------------  -------------  -------------
Assets (see Notes A and C):
Investments:
  Fixed maturities...................................  $   4,662,997  $   4,662,997  $   3,891,932  $   3,891,932
  Equity securities..................................         35,250         35,250         38,711         38,711
  Mortgage loans on real estate......................      1,503,781      1,581,694      1,835,057      2,001,100
  Short-term investments.............................        101,215        101,215         46,891         46,891
Cash.................................................        114,384        114,384          6,198          6,198
Other (see Note A):
  Futures contracts..................................                        (1,708)                         (633)
  Interest rate swaps................................                          (679)                        1,299

              SCHEDULE III -- SUPPLEMENTARY INSURANCE INFORMATION

               PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                 (IN THOUSANDS)

----------------------------------------------------------------------------------------------------------------------------
             COL. A                   COL. B       COL. C      COL. D         COL. E       COL. F       COL. G

----------------------------------------------------------------------------------------------------------------------------
                                                                           GIC AND
                                                 FUTURE                    ANNUITY
                                   DEFERRED      POLICY                   DEPOSITS      PREMIUMS                  REALIZED
                                    POLICY      BENEFITS                  AND OTHER        AND          NET      INVESTMENT
                                  ACQUISITION     AND       UNEARNED    POLICYHOLDERS'   POLICY     INVESTMENT      GAINS
            SEGMENT                  COSTS       COSTS      PREMIUMS        FUNDS         FEES      INCOME (1)    (LOSSES)
--------------------------------  -----------  ----------  -----------  -------------  -----------  -----------  -----------
Year Ended December 31, 1996:
  Acquisitions..................   $ 156,172   $1,117,159   $   1,087    $   251,450    $ 106,543    $ 106,015    $       0
  Financial Institutions........      32,040      119,242     253,154          1,880       73,422       13,898            0
  Group.........................      27,944      119,010       2,572         83,632      156,530       16,249            0
  Guaranteed Investment
    Contracts...................       1,164      149,755           0      2,474,728            0      214,369       (7,963)
  Individual Life...............     220,232      793,370         685         15,577      116,710       48,442        3,098
  Investment Products...........      50,637      149,743           0      1,120,557        8,189       98,719        3,858
  Corporate and Other...........          12          170          55            192          656        1,089            0
  Unallocated Realized
    Investment Gains (Losses)...           0            0           0              0            0            0        6,517
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
    TOTAL.......................   $ 488,201   $2,448,449   $ 257,553    $ 3,948,016    $ 462,050    $ 498,781    $   5,510
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
Year Ended December 31, 1995:
  Acquisitions..................   $ 123,889   $  851,994   $     590    $   250,550    $  98,501    $  95,018    $       0
  Financial Institutions........      36,283       84,162     189,973          1,495       65,669        9,276            0
  Group.........................      24,974      123,279       2,806         85,925      142,483       14,329            0
  Guaranteed Investment
    Contracts...................         993       68,704           0      2,451,693            0      203,376       (3,908)
  Individual Life...............     186,496      672,569         336         14,709       99,018       40,237            0
  Investment Products...........      37,534      127,104           0      1,061,507        4,566       95,661        4,938
  Corporate and Other...........          14          342          62            263        1,445          536            0
  Unallocated Realized
    Investment Gains (Losses)...           0            0           0              0            0            0          921
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
    TOTAL.......................   $ 410,183   $1,928,154   $ 193,767    $ 3,866,142    $ 411,682    $ 458,433    $   1,951
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
Year Ended December 31, 1994:
  Acquisitions..................   $ 110,203   $  856,889   $     381    $   266,828    $  86,376    $  84,350    $     532
  Financial Institutions........      68,060       43,198      99,798          2,758       98,027        9,451
  Group.........................      22,685      116,324       2,905         84,689      131,096       14,903
  Guaranteed Investment
    Contracts...................         996            0           0      2,281,674            0      181,212        3,000
  Individual Life...............     162,186      571,070         320         13,713       84,925       37,986
  Investment Products...........      70,053      102,705           0      1,027,527        1,635       81,062       (2,500)
  Corporate and Other...........          17        4,109          75            263          713          (31)
  Unallocated Realized
    Investment Gains (Losses)...           0            0           0              0            0            0        5,266
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
    TOTAL.......................   $ 434,200   $1,694,295   $ 103,479    $ 3,677,452    $ 402,772    $ 408,933    $   6,298
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------
                                  -----------  ----------  -----------  -------------  -----------  -----------  -----------

--------------------------------
             COL. A                   COL. H        COL. I         COL. J
--------------------------------

                                               AMORTIZATION
                                   BENEFITS     OF DEFERRED
                                      AND         POLICY         OTHER
                                  SETTLEMENT    ACQUISITION    OPERATING
            SEGMENT                EXPENSES        COSTS      EXPENSES (1)
--------------------------------  -----------  -------------  ------------
Year Ended December 31, 1996:
  Acquisitions..................   $ 118,181     $  17,162     $   24,292
  Financial Institutions........      42,781        24,900         10,673
  Group.........................     125,797         5,326         43,027
  Guaranteed Investment
    Contracts...................     169,927           509          3,840
  Individual Life...............      96,404        28,393         28,611
  Investment Products...........      73,093        14,710         13,197
  Corporate and Other...........         710             1          4,508
  Unallocated Realized
    Investment Gains (Losses)...           0             0              0
                                  -----------  -------------  ------------
    TOTAL.......................   $ 626,893     $  91,001     $  128,148
                                  -----------  -------------  ------------
                                  -----------  -------------  ------------
Year Ended December 31, 1995:
  Acquisitions..................   $ 100,016     $  20,601     $   22,551
  Financial Institutions........      24,020        26,809         14,229
  Group.........................     109,447         3,052         37,657
  Guaranteed Investment
    Contracts...................     165,963           386          4,140
  Individual Life...............      80,067        20,403         22,748
  Investment Products...........      72,111        11,446         10,494
  Corporate and Other...........       1,476             3          8,069
  Unallocated Realized
    Investment Gains (Losses)...           0             0              0
                                  -----------  -------------  ------------
    TOTAL.......................   $ 553,100     $  82,700     $  119,888
                                  -----------  -------------  ------------
                                  -----------  -------------  ------------
Year Ended December 31, 1994:
  Acquisitions..................   $  97,649     $  14,460     $   21,431
  Financial Institutions........      46,360        36,592         16,984
  Group.........................      98,930         2,724         37,059
  Guaranteed Investment
    Contracts...................     147,383           892          4,004
  Individual Life...............      67,451        18,771         20,736
  Investment Products...........      58,424        14,647          7,801
  Corporate and Other...........         913             3         11,188
  Unallocated Realized
    Investment Gains (Losses)...           0             0              0
                                  -----------  -------------  ------------
    TOTAL.......................   $ 517,110     $  88,089     $  119,203
                                  -----------  -------------  ------------
                                  -----------  -------------  ------------

------------------------

(1) Allocations of Net Investment Income and Other Operating Expenses are based on a number of assumptions and estimates and results would change if different methods were applied.

                           SCHEDULE IV -- REINSURANCE

               PROTECTIVE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                             (DOLLARS IN THOUSANDS)

---------------------------------------------------------------------------------------------------
              COL. A                  COL. B       COL. C       COL. D       COL. E       COL. F

---------------------------------------------------------------------------------------------------
                                                                                        PERCENTAGE
                                                  CEDED TO      ASSUMED                  OF AMOUNT
                                       GROSS        OTHER     FROM OTHER       NET        ASSUMED
                                      AMOUNT      COMPANIES    COMPANIES     AMOUNT       TO NET
                                    -----------  -----------  -----------  -----------  -----------
Year Ended December 31, 1996:
  Life insurance in force.........  $53,052,020  $18,840,221  $16,275,386  $50,487,185        32.2%
                                    -----------  -----------  -----------  -----------         ---
                                    -----------  -----------  -----------  -----------         ---
Premiums and policy fees:
  Life insurance..................  $   272,331  $   113,487  $   129,717  $   288,561        45.0%
  Accident and health insurance...      338,709      194,687       29,467      173,489        17.0%
                                    -----------  -----------  -----------  -----------
  TOTAL...........................  $   611,040  $   308,174  $   159,184  $   462,050
                                    -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------
Year Ended December 31, 1995:
  Life insurance in force.........  $50,346,719  $17,524,366  $11,537,144  $44,359,497        26.0%
                                    -----------  -----------  -----------  -----------         ---
                                    -----------  -----------  -----------  -----------         ---
Premiums and policy fees:
  Life insurance..................  $   308,422  $   116,091  $    66,565  $   258,896        25.7%
  Accident/health insurance.......      356,285      217,082       13,583      152,786         8.9%
                                    -----------  -----------  -----------  -----------
  TOTAL...........................  $   664,707  $   333,173  $    80,148  $   411,682
                                    -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------
Year Ended December 31, 1994:
  Life insurance in force.........  $40,909,454  $ 8,639,272  $ 8,968,166  $41,238,348        21.7%
                                    -----------  -----------  -----------  -----------         ---
                                    -----------  -----------  -----------  -----------         ---
Premiums and policy fees:
  Life insurance..................  $   256,840  $    46,029  $    31,032  $   241,843        12.8%
  Accident/health insurance.......      283,884      126,546        3,591      160,929         2.2%
                                    -----------  -----------  -----------  -----------
  TOTAL...........................  $   540,724  $   172,575  $    34,623  $   402,772
                                    -----------  -----------  -----------  -----------
                                    -----------  -----------  -----------  -----------

                                     PART C
                               OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS.

(a) Financial Statements:

    All required financial statements are included in Part A and Part B of this Registration Statement.

(b) Exhibits:


 1.  Resolution of the Board of Directors of Protective Life Insurance
     Company authorizing establishment of the Protective Life Variable
     Annuity Separate Account**
 2.  Not applicable
 3.  (a)  Form of Underwriting Agreement among Protective Life
          Insurance Company, Investment Distributors, Inc. and the
          Protective Life Variable Annuity Separate Account**
     (b)  Form of Distribution Agreement between Investment
          Distributors, Inc. and broker/ dealers**
 4.  (a)  Form of Individual Flexible Premium Deferred Variable and
          Fixed Annuity Contract*
     (b)  Endorsement**
     (c)  Qualified Retirement Plan Endorsement**
     (d)  Individual Retirement Annuity Endorsement**
     (e)  Tax Sheltered Annuity Endorsement**
     (f)  ERISA Tax-Sheltered Annuity Endorsement**
     (g)  Section 457 Deferred Compensation Plan Endorsement**
     (h)  Death Benefit Endorsement (96)***
     (i)  Tax Sheltered Annuity Endorsement (96)***
 5.  Form of Contract Applications**
 6.  (a)  Charter of Protective Life Insurance Company.*
     (b)  By-Laws of Protective Life Insurance Company.*
 7.  Not applicable
 8.  (a)  Participation/Distribution Agreement**
     (b)  Participation Agreement (Oppenheimer Variable Account Funds)
     (c)  Participation Agreement (MFS Variable Insurance Trust)
     (d)  Participation Agreement (Acacia Capital Corporation)
 9.  Opinion and Consent of Steve M. Callaway, Esq.
10.  (a)  Consent of Sutherland, Asbill & Brennan, L.L.P.
     (b)  Consent of Coopers & Lybrand L.L.P.
11.  No financial statements will be omitted from Item 23
12.  Not applicable
13.  Not applicable
14.  Powers of Attorney


------------------------
  * Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.
 ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.

*** Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 8, 1996.

Item 25. DIRECTORS AND OFFICERS OF DEPOSITOR.


NAME AND PRINCIPAL BUSINESS ADDRESS                             POSITION AND OFFICES WITH DEPOSITOR
-----------------------------------------------  -----------------------------------------------------------------
Drayton Nabers, Jr.                              Chairman of the Board
John D. Johns                                    President, and Director
R. Stephen Briggs                                Executive Vice President, Director
Ormond L. Bentley                                Executive Vice President, Group, and Director
Carolyn King                                     Senior Vice President, Investment Products Division, and Director
Deborah J. Long                                  Senior Vice President, General Counsel, Secretary, and Director
Jim E. Massengale                                Executive Vice President, Acquisitions, and Director
Steven A. Schultz                                Senior Vice President, Financial Institutions, and Director
Wayne E. Stuenkel                                Senior Vice President and Chief Actuary, and Director
A.S. Williams, III                               Executive Vice President, Investments, Treasurer, and Director
Judy Wilson                                      Senior Vice President, Guaranteed Investment Contracts
J. Russell Bailey, Jr.                           Vice President, Group
Michael B. Ballard                               Vice President, Individual Life Marketing
Harvey S. Benjamin                               Vice President, Investment Products Operations
Danny L. Bentley                                 Senior Vice President, Group, and Director
Richard J. Bielen                                Senior Vice President, Investments, and Director
Marcus N. Bowen                                  Vice President, Individual Life Insurance, Regional Development
Linda C. Cleveland                               Vice President, Acquisition Administration
Chris Calos                                      Vice President, Group Sales
Jerry W. DeFoor                                  Vice President and Controller and Chief Accounting Officer
James D. Dondero                                 Vice President, Equity Marketing, Individual Life
Kevin M. Dunphy                                  Vice President, Business Systems
Kenneth A. Eaise                                 Vice President and Chief Underwriter, Individual Life
Brent E. Fritz                                   Vice President, Individual Life Product Development
James T. Helton III                              Vice President and Group Actuary
Lawrence G. Merrill                              Vice President, Investment Products Marketing
John O'Sullivan                                  Vice President and Actuary, Investment Products Division
Carl E. Price                                    Vice President, Group Direct Marketing
Charles M. Prior                                 Vice President, Investments
T. Michael Presley                               Vice President and Actuary, Financial Institutions
David C. Stevens                                 Vice President, Group Operations
Carl S. Thigpen                                  Vice President, Investments and Assistant Secretary
Charles H. Wagner                                Vice President, Financial Institutions
Alan E. Watson                                   Vice President, Individual Life
Thomas W. Willingham                             Vice President, Individual Life Operations and Assistant
                                                 Secretary
Banks M. Wood                                    Vice President, Sales and Marketing, Financial Institutions


------------------------
* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama 35223.

Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR AND REGISTRANT

    The registrant is a segregated asset account of the Company and is therefore owned and controlled by the Company. All of the Company's outstanding voting common stock is owned by Protective Life Corporation. Protective Life Corporation is described more fully in the prospectus included in this registration statement. Various companies and other entities controlled by Protective Life Corporation may therefore be considered to be under common control with the registrant or the Company. Such other companies and entities, together with the identity of the owners of their common stock (where applicable), are set forth in the following

                    See organization chart on following page

PROTECTIVE LIFE CORPORATION

ORGANIZATIONAL CHART
as of March 19, 1997
PROTECTIVE LIFE CORPORATION
(Ultimate Controlling Person)
Delaware Corporation
TIN 95-2492236
  PROTECTIVE LIFE INSURANCE COMPANY (TENNESSEE)
  Parent Company Owns 100% of Stock
  TIN 63-0169720
  NAIC CO 68136
    WISCONSIN NATIONAL LIFE INSURANCE COMPANY (WISCONSIN)
    PLIC Owns 100% of Stock
    TIN 39-0714280
    NAIC CO 70580
    PROTECTIVE LIFE INSURANCE CORPORATION OF ALABAMA (ALABAMA)
    PLIC Owns 100% of Stock
    TIN 63-1088714
    NAIC CO 62868
    EMPIRE GENERAL LIFE ASSURANCE CORPORATION (formerly, National Old Line Insurance Company) (TENNESSEE)
    PLIC Owns 100% of Stock
    TIN 63-1073929
    NAIC CO 94285
    AMERICAN FOUNDATION LIFE INSURANCE COMPANY (ALABAMA)
    PLIC Owns 100% of Voting Stock; PLC Owns 100% of
    Non-Voting Preferred Stock
    TIN 63-0761690
    NAIC CO 88536
    COMMUNITY NATIONAL ASSURANCE COMPANY (OHIO)
    PLICO Owns 100% of Voting Stock
    TIN 31-0628424
    NAIC CO 69647
    PROEQUITIES OF TEXAS, INC. (formerly Protective Assigned Benefits Company) (TEXAS)
    PLIC Owns 100% of Stock
    TIN 75-2366969
    CAPITAL INVESTORS LIFE INSURANCE COMPANY (ARIZONA)
    PLIC Owns 100% of Stock
    TIN 56-1407737
    NAIC CO 62456
    PROTECTIVE INVESTMENT COMPANY (MARYLAND)
    PLIC Separate Account Owns 100% of Stock
    TIN 52-1854793
    PROTECTIVE FINANCE CORPORATION (DELAWARE)
    PLIC Owns 100% of Stock
    TIN 51-0372969
    PROTECTIVE LIFE INSURANCE COMPANY OF KENTUCKY (KENTUCKY)
    PLIC Owns 100% of Stock
    TIN 61-1306729
  INVESTMENT DISTRIBUTORS, INC. (TENNESSEE)
  Parent Company Owns 100% of Stock
  TIN 63-1100710
  INVESTMENT DISTRIBUTORS ADVISORY SERVICES, INC. (TENNESSEE)
  Parent Company Owns 100% of Stock
  TIN 63-1100711
  PES OF MARYLAND, INC. (MARYLAND)
  Parent Company Owns 100% of Stock
  TIN 52-1841605
  PES OF OHIO, INC. (OHIO)
  Parent Company Owns 100% of Stock
  TIN 34-1749375
  FIRST PROTECTIVE INSURANCE GROUP, INC. (ALABAMA)
  Parent Company Owns 100% of Stock
  TIN 63-0846761
  HOTEL DEVELOPMENT COMPANY, INC. (ALABAMA)
  Parent Company Owns 100% of Stock
  TIN 63-0938078
  PROEQUITIES, INC.
  (formerly Protective Equity Services, Inc.) (ALABAMA)
  Parent Company Owns 100% of Stock
  TIN 63-0879387
  PROTECTIVE BENEFITS COMMUNICATIONS, INC. (MISSOURI)
  Parent Company Owns 100% of Stock
  TIN 43-1199343
  PROTECTIVE BENEFITS COMMUNICATIONS OF ALABAMA, INC. (ALABAMA) Parent Company Owns 100% of Stock
  TIN 63-1178606
  PROTECTIVE BENEFITS COMMUNICATIONS OF OHIO, INC. (OHIO)
  Parent Company Owns 100% of Stock
  TIN 31-1474499
  PROTECTIVE BENEFITS COMMUNICATIONS OF TEXAS, INC. (TEXAS)
  Parent Company Owns 100% of Voting Common Stock
  TIN 74-2794466
  FINANCIAL PROTECTION MARKETING, INC. (formerly R.L.
  Herndon & Associates, Inc. (INDIANA)
  Parent Company Owns 100% of Stock
  TIN 35-1349213
  VOLUNTARY BENEFITS INTERNATIONAL, INC. (ALABAMA)
  Parent Company Owns 100% of Stock
  TIN 53-0984208
  PRODUCT RESOURCE GROUP, INC. (ALABAMA)
  Parent Company Owns 100% of Stock
  TIN 63-1087298
  SPECIALTY ASSET MANAGEMENT CORPORATION (DELAWARE)
  Parent Company Owns 100% of Stock
  TIN 52-1836315
    PROTECTIVE ASSET MANAGEMENT, L.L.C.
    (Delaware Limited Liability Company)
    SAMCO has 60% Interest
    TIN (applied for)
  PROTECTIVE LLC HOLDING, INC. (DELAWARE)
  Parent Company Owns 100% of Stock
  TIN 63-1114345
    PLC CAPITAL L.L.C.
    (Delaware Limited Liability Company)
    Class A Interest Owned by PLC; Class B Interest Owned by Protective LLC Holding, Inc.
    TIN 63-1114346
  LIPPO PROTECTIVE LIFE INSURANCE COMPANY LIMITED (HONG KONG)
  Parent Company Owns 50% of Stock
  NATIONAL HEALTH CARE SYSTEMS OF FLORIDA, INC. (FLORIDA)
  Parent Company Owns 100% of Stock
  TIN 59-1597007
    DENTICARE OF ARKANSAS, INC (ARKANSAS)
    National Health Care Systems of Florida, Inc Owns 100% of Stock
    TIN 73-1274680
    DENTICARE OF OKLAHOMA, INC. (OKLAHOMA)
    National Health Care Systems of Florida, Inc. Owns 100% of Stock TIN 73-1153844
    DENTICARE OF ALABAMA, INC. (ALABAMA)
    National Health Care Systems of Florida, Inc. Owns 100% of Stock TIN 59-3063687
    DENTICARE, INC. (FLORIDA)
    National Health Care Systems of Florida, Inc. Owns 100% of Stock TIN 59-1652450
    DENTICARE, INC. (KENTUCKY)
    National Health Care Systems of Florida, Inc. Owns 100% of Stock TIN 59-2228719
    WISCONSIN DENTAL SERVICE PLAN, INC. (WISCONSIN)
    National Health Care Systems of Florida, Inc. Owns 100% of Stock
    TIN
  PROTECTIVE REAL ESTATE HOLDINGS, INC. (DELAWARE)
  Parent Company Owns 100% of Stock
  TIN 52-1985171
  QUICK QUOTE INSURANCE AGENCY, INC. (NEVADA)
  PLC Owns 34.32% of Stock (Includes Voting Convertible
  Preferred & Common)
  TIN 88-0340083

Item 27. NUMBER OF CONTRACTOWNERS.



    As of the date of this filing, there were 15,508 contract owners of individual flexible premium deferred variable and fixed annuity contracts offered by Registrant.


Item 28. INDEMNIFICATION OF DIRECTORS AND OFFICERS.

    Article XI of the By-laws of Protective Life provides, in substance, that any of Protective Life's directors and officers, who is a party or is threatened to be made a party to any action, suit or proceeding, other than an action by or in the right of Protective Life, by reason of the fact that he is or was an officer or director, shall be indemnified by Protective Life against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such claim, action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. If the claim, action or suit is or was by or in the right of Protective Life to procure a judgment in its favor, such person shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of Protective Life, except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to Protective Life unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper. To the extent that a director or officer has been successful on the merits or otherwise in defense of any such action, suit or proceeding, or in defense of any claim, issue or matter therein, he shall be indemnified by Protective Life against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith, not withstanding that he has not been successful on any other claim issue or matter in any such action, suit or proceeding. Unless ordered by a court, indemnification shall be made by Protective Life only as authorized in the specific case upon a determination that indemnification of the officer or director is proper in the circumstances because he has met the applicable standard of conduct. Such determination shall be made (a) by the Board of Directors by a majority vote of a quorum consisting of directors who were not parties to, or who have been successful on the merits or otherwise with respect to, such claim action, suit or proceeding, or (b) if such a quorum is not obtainable, or, even if obtainable a quorum of disinterested directors so directs, by independent legal counsel in a written opinion or (c) by the shareholders.

    In addition, the executive officers and directors are insured by PLC's Directors' and Officers' Liability Insurance Policy including Company Reimbursement and are indemnified by a written contract with PLC which supplements such coverage.

    Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29. PRINCIPAL UNDERWRITER.

    (a)Investment Distributors, Inc. ("IDI") is the principal underwriter of the Contracts as defined in the Investment Company Act of 1940. IDI is also principal underwriter for the Fund and for the Protective Life Variable Separate Account.

    (b)The following information is furnished with respect to the officers and directors of Investment Distributors, Inc.


NAME AND PRINCIPAL                                                  POSITION AND OFFICES
BUSINESS ADDRESS*                  POSITION AND OFFICES                WITH REGISTRANT
--------------------------------  -----------------------  ---------------------------------------
Briggs, Robert Stephen            President, Chief         Executive Vice President, Director
                                  Executive Officer and
                                  Director
Ballard, Michael B.               Director                 Vice President, Individual Life
                                                           Marketing
Merrill, Lawrence G.              Director                 Vice President, Investment Products
                                                           Marketing
King, Carolyn                     Secretary, Chief         Senior Vice President, Investment
                                  Compliance Officer       Products
Schmitt, David                    Financial Operations     None
                                  Principal
O'Sullivan, John                  Director                 Vice President and Actuary, Investment
                                                           Products
Callaway, Steve M.                Director                 None


------------------------
* Unless otherwise indicated, principal business address is 2801 Highway 280 South, Birmingham, Alabama, 35223.

Item 30. LOCATION OF ACCOUNTS AND RECORDS.


    All accounts and records required to be maintained by Section 31(c) of the Investment Company Act of 1940 and the rules thereunder are maintained by Protective Life Insurance Company at 2801 Highway 280 South, Birmingham, Alabama 35223.


Item 31. MANAGEMENT SERVICES.

    All management contracts are discussed in Part A or Part B.

Item 32. UNDERTAKINGS.

    (a)Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen (16) months old for so long as payments under the variable annuity contracts may be accepted.

    (b)Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information; and

    (c)Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

    (d)The Company represents that in connection with its offering of the Contracts as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the

       American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.


    (e)Protective Life hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Protective Life.

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Protective Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Birmingham, State of Alabama on April 29, 1997.


                                          PROTECTIVE VARIABLE ANNUITY
                                          SEPARATE ACCOUNT


                                                  By: /s/ JOHN D. JOHNS


                                          --------------------------------------

                                                   John D. Johns, President
                                            Protective Life Insurance Company


                                          PROTECTIVE LIFE INSURANCE COMPANY


                                                  By: /s/ JOHN D. JOHNS


                                          --------------------------------------

                                                   John D. Johns, President
                                            Protective Life Insurance Company


    Pursuant to the requirements of the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities and on the dates indicated:


                              SIGNATURE                                   TITLE                      DATE
           -----------------------------------------------  ---------------------------------  -----------------

(i)        Principal Executive Officer

                       /s/ DRAYTON NABERS, JR.
                -------------------------------------             Chairman of the Board         April 29, 1997
                         Drayton Nabers, Jr.

(ii)       Principal Financial Officer

                          /s/ JOHN D. JOHNS
                -------------------------------------                   President               April 29, 1997
                            John D. Johns

(iii)      Principal Accounting Officer

                         /s/ JERRY W. DEFOOR
                -------------------------------------        Vice President and Controller,     April 29, 1997
                           Jerry W. DeFoor                     and Chief Accounting Officer

(iv)       Board of Directors:

                       /s/ DRAYTON NABERS, JR.
                -------------------------------------                   Director                April 29, 1997
                         Drayton Nabers, Jr.

                          /s/ JOHN D. JOHNS
                -------------------------------------                   Director                April 29, 1997
                            John D. Johns

                                  *
                -------------------------------------                   Director                April 29, 1997
                          Ormond L. Bentley

                              SIGNATURE                                   TITLE                      DATE
           -----------------------------------------------  ---------------------------------  -----------------

                                  *
                -------------------------------------                   Director                April 29, 1997
                          R. Stephen Briggs

                                  *
                -------------------------------------                   Director                April 29, 1997
                          Jim E. Massengale

                                  *
                -------------------------------------                   Director                April 29, 1997
                          Wayne E. Stuenkel

                                  *
                -------------------------------------                   Director                April 29, 1997
                         A. S. Williams III

                                  *
                -------------------------------------                   Director                April 29, 1997
                          Steven A. Schultz

                                  *
                -------------------------------------                   Director                April 29, 1997
                           Deborah A. Long

                                  *
                -------------------------------------                   Director                April 29, 1997
                            Carolyn King

                                  *
                -------------------------------------                   Director                April 29, 1997
                          Richard J. Bielen

                                  *
                -------------------------------------                   Director                April 29, 1997
                          Danny L. Bentley

*By:                    /s/ STEVE M. CALLAWAY
                -------------------------------------
                          Steve M. Callaway
                          ATTORNEY-IN-FACT

                                                              FILE NO. 33-704984
                                                               FILE NO. 811-8108

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                  PROTECTIVE VARIABLE ANNUITY SEPARATE ACCOUNT
                       PROTECTIVE LIFE INSURANCE COMPANY


                                    EXHIBITS
                                       TO
                                    FORM N-4
                         POST-EFFECTIVE AMENDMENT NO. 5

                                 EXHIBIT INDEX


NUMBER                            DESCRIPTION
---       ------------------------------------------------------------
 1.  Resolution of the Board of Directors of Protective Life Insurance
     Company authorizing establishment of the Protective Life Variable
     Annuity Separate Account**
 2.  Not applicable
 3.  (a)  Form of Underwriting Agreement among Protective Life
          Insurance Company, Investment Distributors, Inc. and the
          Protective Life Variable Annuity Separate Account**
     (b)  Form of Distribution Agreement between Investment
          Distributors, Inc. and broker/dealers**
 4.  (a)  Form of Individual Flexible Premium Deferred Variable and
          Fixed Annuity Contract*
     (b)  Endorsement**
     (c)  Qualified Retirement Plan Endorsement**
     (d)  Individual Retirement Annuity Endorsement**
     (e)  Tax Sheltered Annuity Endorsement**
     (f)  ERISA Tax-Sheltered Annuity Endorsement**
     (g)  Section 457 Deferred Compensation Plan Endorsement**
     (h)  Death Benefit Endorsement (96)***
     (i)  Tax Sheltered Annuity Endorsement (96)***
 5.  Form of Contract Applications**
 6.  (a)  Charter of Protective Life Insurance Company.*
     (b)  By-Laws of Protective Life Insurance Company.*
 7.  Not applicable
 8.  (a)  Participation/Distribution Agreement**
     (b)  Participation Agreement (Oppenheimer Variable Account Funds)
     (c)  Participation Agreement (MFS Variable Insurance Trust)
     (d)  Participation Agreement (Acacia Capital Corporation)
 9.  Opinion and Consent of Steve M. Callaway, Esq.
10.  (a)  Consent of Sutherland, Asbill & Brennan, L.L.P.
     (b)  Consent of Coopers & Lybrand L.L.P.
11.  No financial statements will be omitted from Item 23
12.  Not applicable
13.  Not applicable
14.  Powers of Attorney


------------------------

  * Incorporated herein by reference to the initial filing of the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on October 28, 1993.


 ** Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on February 23, 1994.


*** Incorporated herein by reference to Post-Effective Amendment No. 4 to the Form N-4 Registration Statement, (File No. 33-70984) filed with the Commission on April 8, 1996.